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As Filed with the Securities and Exchange Commission on April 23, 2004

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REGISTRATION NO. 333-74844
811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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POST-EFFECTIVE AMENDMENT NO. 7

AND

AMENDMENT NO. 56

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TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ONE SUN LIFE EXECUTIVE PARK

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

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/ / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

/x/ ON APRIL 30, 2004 PURSUANT TO PARAGRAPH (b) OF RULE 485

/ / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485

/ / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

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PART A

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PROSPECTUS

APRIL 30, 2004

SUN LIFE FINANCIAL MASTERS FLEX

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Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds").

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Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds (continued)
Franklin Templeton VIP Trust Templeton Foreign	Sun Capital Real Estate Fund(R) **
Securities Fund, Class 2	Sun Capital Real Estate Fund(R) - S Class*
Franklin Templeton VIP Trust Templeton Growth	Mid-Cap Blend Equity Funds
Securities Fund - Class 2*	Sun CapitalSM All Cap Fund - S Class*
Lord Abbett Series Fund All Value Portfolio*	Mid-Cap Growth Equity Funds
Lord Abbett Series Fund Growth & Income Portfolio	Lord Abbett Series Fund Growth Opportunities
MFS/ Sun Life Strategic Value - S Class**	Portfolio*
MFS/Sun Life Total Return - S Class	MFS/ Sun Life Mid Cap Growth - S Class**
MFS/ Sun Life Utilities - S Class	Small-Cap Value Equity Funds
MFS/ Sun Life Value - S Class	Franklin Templeton VIP Trust Franklin Small Cap
Large-Cap Blend Equity Funds	Value Securities Fund, Class 2
MFS/ Sun Life Capital Opportunities - S Class	Small-Cap Blend Funds
MFS/ Sun Life Massachusetts Investors Trust	Oppenheimer Main Street Small Cap Fund/VA
- S Class	- Service Shares
MFS/ Sun Life Research - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Research International - S Class	MFS/ Sun Life New Discovery - S Class
Oppenheimer Capital Appreciation Fund/VA -	High-Quality Short-Term Bond Funds
Service Shares	PIMCO VIT Low Duration Portfolio*
Oppenheimer Main Street Fund/VA - Service Shares	High-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Capital Appreciation - S Class**	Sun Capital Investment Grade Bond Fund(R)
MFS/ Sun Life Emerging Growth - S Class	- S Class*
MFS/ Sun Life Global Growth - S Class**	PIMCO VIT Total Return Portfolio
MFS/ Sun Life Massachusetts Investors Growth	High-Quality Long-Term Bond Fund
Stock - S Class	PIMCO VIT Real Return Portfolio
MFS/ Sun Life Strategic Growth - S Class	Medium-Quality Intermediate-Term Bond Funds
Oppenheimer Global Securities Fund/VA --	MFS/ Sun Life Bond - S Class**
Service Shares*	MFS/ Sun Life Strategic Income - S Class**
Mid-Cap Value Equity Funds	Low-Quality Short-Term Bond Fund
Franklin Templeton VIP Trust Mutual	MFS/ Sun Life High Yield - S Class
Shares Securities Fund, Class 2	Low-Quality Intermediate-Term Bond Fund
Lord Abbett Series Fund Mid Cap Value Portfolio	PIMCO VIT Emerging Markets Bond Portfolio*
MFS/ Sun Life Mid Cap Value - S Class**	Money Market Fund
MFS/ Sun Life Money Market - S Class

*   Available for investment beginning on February 2, 2004.

** Not available for investment on Contracts purchased on or after February 2, 2004.

Franklin(R) Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin(R) Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds. Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund. Templeton(R) Global Advisors Limited advises Templeton Growth Securities Fund.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

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We have filed a Statement of Additional Information dated April 30, 2004 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 48 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

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The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Optional Programs *

Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Optional Living Benefit Rider: Secured Returns Benefit *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Benefit *

Withdrawals Under the Secured Returns Benefit *

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit *

Revocation of the Secured Returns Benefit *

Renewal of the Secured Returns Benefit *

Participant's Death Under the AB Plan *

Participant's Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

The Income Phase - Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A -- Glossary *

Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C -- Calculation of Basic Death Benefit *

Appendix D -- Calculation of 5% Premium Roll-Up Optional Death Benefit *

Appendix E -- Calculation of EEB Premier  Optional Death Benefit  *

Appendix F -- Calculation of EEB Premier Plus Optional Death Benefit *

Appendix G -- Calculation of EEB Premier with MAV Optional Death Benefit *

Appendix H -- Calculation of EEB Premier with 5% Roll- Optional Death Benefit  *

Appendix I -- Secured Returns Examples  *

Appendix J -- Condensed Financial Information  *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

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The Sun Life Financial Masters Flex Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

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The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

In addition, we deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account (1.50% if you are age 76 or older on the Open Date). We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.20% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year and declines to 0% after four years.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments, regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. This Benefit may not be available in your state.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. If you are 85 or younger on the Open Date, the basic death benefit pays the greatest of your Account Value, your Surrender Value, or your total Purchase Payments (adjusted for withdrawals), all calculated as of your Death Benefit Date. If you were 86 or older on the Open Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Account Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other amounts are subject to the withdrawal charge. After the end of the fourth Account Year, any amount you withdraw is free of withdrawal charges. In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:
Sun Life Assurance Company of Canada (U.S.)
P. O. Box 9133
Wellesley Hills, Massachusetts 02481
Toll Free (800) 752-7215

FEES AND EXPENSES

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Account Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Account Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your fourth Account Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

***

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges --Premium Taxes."

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.50%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.85%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.50%****
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.65% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Riders Elected	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
****

If you elect the Optional Living Benefit Rider with the EEB Premier rider, we will assess your Contract the maximum annual charge of 0.65% of your average daily net assets. In this case, there will be no separate charge for the optional death benefit rider. If you elect the Optional Living Benefit Rider with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. In either case, we will continue to deduct this annual charge until you annuitize your Contract or your Optional Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

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Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	23.69%
After reimbursement of contractual expenses**	0.65%	1.45%
*	The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses of 0.65% and 1.45%, respectively, are for all Funds taking account of the above-mentioned contractual expense reimbursement arrangements, where applicable.

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THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1.135	$5,013	$7,271	$10,254
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 407	$4,645	$7,271	$10,254

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The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit riders and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

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We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

Effective December 31, 2003, Keyport Life Insurance Company ("Keyport") merged with and into Sun Life (U.S.), with Sun Life (U.S.) as the surviving entity. Keyport was an affiliate of Sun Life (U.S.). Keyport was a stock life insurance company organized under the laws of the State of Rhode Island in 1957. Keyport was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

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The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

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VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a statement of additional information for each Fund, may be obtained without charge from the company by calling (800) 752-7215 or by writing to Sun Life Assurance Company of Canada (U.S.), Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

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     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm, or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. If, in our judgment we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privilege" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of contract values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, require advance notice of the transfer, and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative service fee, the distribution fee, or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation Program

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in an Account Year is not cumulative. In other words, it will not be carried forward or available for use in future Account Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Account Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

Number of
Account Years	Withdrawal
Since Your Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since your Issue Date,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

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We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

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Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.20% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

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During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%, if you are age 75 or younger on the Open Date (1.50%, if you are age 76 or older on the Open Date). If your initial Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings realized on larger sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

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Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                 *As defined below under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix I. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix I.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix I.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix I.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix I.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be canceled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which or before your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals, Withdrawal Charge and Market Value Adjustment").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Account has been issued within the past 4 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.65% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

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Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

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     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

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If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

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o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

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In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

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     Investment Diversification and Control

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The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

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The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

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     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

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If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

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Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

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Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If we make Contracts available for use with Roth IRAs, we will provide any necessary information.

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     Impact of Optional Death Benefit and Secured Returns Benefit Riders

Qualified Contracts.

If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

In April 2002, the IRS issued regulations that would define your entire interest in your IRA annuity or 403(b) annuity prior to the date annuity benefits begin as the dollar amount credited to you under your Contract plus the actuarial value of any other benefits (such as minimum survivor benefits) that are provided under your Contract. This regulation was issued in both temporary (effective immediately) and proposed (subject to public comment and possible change) form. After the regulation was issued, however, the IRS issued IRS Notice 2003-2, stating that, at least until the end of the calendar year in which final regulations are published, your entire interest in your Contract can be determined without taking into account the actuarial value of any other benefits provided under your Contract. It is possible that the final regulations will require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

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If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

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Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

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Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

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We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2002 and 2003, approximately $67,163 and $446,387, respectively in commissions was paid to but not retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

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The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

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The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

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The financial statements of the Variable Account for the year ended December 31, 2003 are also included in the SAI.

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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements
Appendix A
Appendix B

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This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2004 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

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To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Flex Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

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Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant and while the Owner is still alive during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable

Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE", "US", "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the Owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Account Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Account Year 5, you have passed your fourth Account Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there is a series of four partial withdrawals made during the fourth Account Year of $3,000, $8,000, $12,000, and $22,000.
								Remaining
		Hypothetical	Free		Amount of			Free
		Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
		Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Account		Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year		Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal

1		$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2		$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3		$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)	4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)	4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)	4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)	4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals				$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650

(a)

In Account Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Account Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)

Since $4,000 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)

Since $4,000 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

PART 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

     The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

     These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

(2)	The date of surrender is 2 years from the Expiration Date (N = 24).

(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

(4)	The interest earned in the current Account Year is $674.16.

(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

    The MVA factor       =      [(1 + I) / (1 + J + b)] ^ (N/12)   -1

                                        =     [(1 + .06) / (1 + .08)] ^ (24/12) -1

                                        =     (.981^ 2) -1

                                        =     .963 -1

                                        =  -  .037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

    The MVA factor       =     [(1 + I) / (1 + J + b)] ^ (N/12)   -1

                                        =     [(1 + .06) / (1 + .05)] ^ (24/12) -1

                                        =     (1.010 ^ 2) -1

                                        =     1.019 -1

                                        =     .019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19. $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 76,500.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 57,000.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the eighth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$112,000
The Death Benefit Amount would therefore	=	$112,000

* Adjusted Purchase Payments can be calculated as follows:

Purchase Payments x (Account Value after withdrawal / Account Value before withdrawal) = $100,000 x ($120,000 / $150,000) = $80,000

** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the Owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
45% of the above amount	=	$ 13,417
Cap of 100% of Adjusted Purchase Payments	=	$ 85,185
The lesser of the above two amounts = the EEB Premier amount	=	$ 13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal/Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

--PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the Owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 8. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan

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o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000). Assume you make no more withdrawals or deposits and that your Account Value.

o

Assume you make no more withdrawals or deposits and that your Account Value

On January 1, 2013, is $85,000. On January 1, 2013, your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

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EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

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Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.

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APPENDIX J

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

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	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year

Franklin Small Cap Value Securities - Level 1
2003	10.4549	13.5858	49,845
2002	10.0000	10.4549	1,802

Franklin Small Cap Value Securities - Level 8
2003	10.0000	0	0

Franklin Templeton Foreign Securities - Level 1
2003	9.6162	12.5043	160,810
2002	10.0000	9.6162	16,359

Franklin Templeton Foreign Securities - Level 8
2003	10.0000	12.6471	16,026

Franklin Templeton Mutual Shares Securities Fund - Level 1
2003	10.1351	12.4748	84,687
2002	10.0000	10.1351	14,519

Franklin Templeton Mutual Shares Securities Fund - Level 8
2003	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 1
2003	10.6662	13.0872	33,358
2002	10.0000	10.6662	1,932

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 8
2003	10.0000	0	0

Lord Abbett Series Fund Growth & Income Portfolio - Level 1
2003	10.7086	13.7984	141,502
2002	10.0000	10.7086	9,702

Lord Abbett Series Fund Growth & Income Portfolio - Level 8
2003	10.0000	11.9169	28,064

Massachusetts Investors Growth Stock S Class - Level 1
2003	10.2417	12.3741	75,662
2002	10.0000	10.2417	2,318

Massachusetts Investors Growth Stock S Class - Level 8
2003	10.0000	11.0699	2,797

Massachusetts Investors Trust S Class - Level 1
2003	10.4413	12.5746	31,506
2002	10.0000	10.4413	752

Massachusetts Investors Trust S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 1
2003	10.6102	13.3575	8,409
2002	10.0000	10.6102	51

MFS/Sun Life Capital Opportunities S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 1
2003	0	13.4938	8,584
2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 1
2003	0	13.6499	9,727
2002	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 1
2003	10.2367	10.2560	230,701
2002	10.0000	10.2367	3,665

MFS/Sun Life Government Securities S Class - Level 8
2003	10.0000	9.8396	50,497

MFS/Sun Life High Yield S Class - Level 1
2003	10.5124	12.5317	166,838
2002	10.0000	10.5124	1,964

MFS/Sun Life High Yield S Class - Level 8
2003	10.0000	10.8946	8,220

MFS/Sun Life Mid Cap Value S Class - Level 1
2003	10.3777	13.4629	69,385
2002	10.0000	10.3777	1,325

MFS/Sun Life Mid Cap Value S Class - Level 8
2003	10.0000	12.2853	7,500

MFS/Sun Life Mid Cap Growth S Class - Level 1
2003	10.6588	14.3965	64,506
2002	10.0000	10.6588	1,212

MFS/Sun Life Mid Cap Growth S Class - Level 8
2003	10.0000	12.1553	7,392

MFS/Sun Life Money Market S Class - Level 1
2003	9.9693	9.8419	320,156
2002	10.0000	9.9693	1,696

MFS/Sun Life Money Market S Class - Level 8
2003	10.0000	9.8598	12,504

MFS/Sun Life New Discovery S Class - Level 1
2003	10.2851	13.6572	19,649
2002	10.0000	10.2851	2,784

MFS/Sun Life New Discovery S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Research S Class - Level 1
2003	10.4115	12.8010	2,912
2002	10.0000	10.4115	1,375

MFS/Sun Life Research S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Research International S Class - Level 1
2003	10.1125	13.2682	55,131
2002	10.0000	10.1125	1,553

MFS/Sun Life Research International S Class - Level 8
2003	10.0000	12.5761	2,600

MFS/Sun Life Strategic Growth S Class - Level 1
2003	11.1199	13.8946	95,356
2002	10.0000	11.1199	2,303

MFS/Sun Life Strategic Growth S Class - Level 8
2003	10.0000	11.3501	17,525

MFS/Sun Life Strategic Income S Class - Level 1
2003	10.4406	11.5496	61,439
2002	10.0000	10.4406	243

MFS/Sun Life Strategic Income S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Strategic Value S Class - Level 1
2003	10.8682	13.5767	21,789
2002	10.0000	10.8682	570

MFS/Sun Life Strategic Value S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 1
2003	10.5167	12.0841	358,733
2002	10.0000	10.5167	5,435

MFS/Sun Life Total Return S Class - Level 8
2003	10.0000	10.9726	9,692

MFS/Sun Life Utilities S Class - Level 1
2003	11.0711	14.8116	10,427
2002	10.0000	11.0711	63

MFS/Sun Life Utilities S Class - Level 8
2003	10.0000	0	0

MFS/Sun Life Value S Class - Level 1
2003	10.4650	12.8745	71,375
2002	10.0000	10.4650	4,000

MFS/Sun Life Value S Class - Level 8
2003	10.0000	11.8921	2,741

Oppenheimer Capital Appreciation Fund - Level 1
2003	10.8264	13.9156	96,029
2002	10.0000	10.8264	1,482

Oppenheimer Capital Appreciation Fund - Level 8
2003	10.0000	11.8388	18,601

Oppenheimer Main St. Small Cap Fund - Level 1
2003	10.1178	14.3538	38,651
2002	10.0000	10.1178	1,297

Oppenheimer Main St. Small Cap Fund - Level 8
2003	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 1
2003	10.1387	12.6077	42,253
2002	10.0000	10.1387	1,327

Oppenheimer Main St. Growth & Income Fund - Level 8
2003	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 1
2003	10.3841	10.7280	321,384
2002	10.0000	10.3841	17,543

PIMCO Total Return Bond Portfolio - Level 8
2003	10.0000	9.9565	21,347

PIMCO Real Return Bond Portfolio - Level 1
2003	10.5367	11.2804	136,395
2002	10.0000	10.5367	4,801

PIMCO Real Return Bond Portfolio - Level 8
2003	10.0000	0	0

Sun Capital Real Estate Fund - Level 1
2003	10.0790	13.4762	75,750
2002	10.0000	10.0790	10,083

Sun Capital Real Estate Fund - Level 8
2003	10.0000	12.1410	9,055

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

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PROSPECTUS

APRIL 30, 2004

COLUMBIA ALL-STAR

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Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds").

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Large-Cap Value Equity Funds	Large-Cap Growth Equity Funds (continued)
AllianceBernstein VP Growth & Income Portfolio,	Rydex VT OTC Fund, Investor Class*
Class B	Stein Roe Growth Stock Fund, Variable Series,
Fidelity VIP Equity Income Portfolio, Service Class 2*	Class B
Franklin Templeton VIP Trust Franklin Growth and	Mid-Cap Value Equity Funds
Income Securities Fund, Class 2	Columbia Real Estate Equity Fund, Variable Series,
Liberty Growth & Income Fund, Variable Series,	Class A
Class B	Lord Abbett Series Fund Mid-Cap Value Portfolio
Lord Abbett Series Fund Growth and Income Portfolio	Mid-Cap Blend Equity Funds
Rydex VT Financial Services Fund, Investor Class*	Liberty Select Value Fund, Variable Series, Class B
Large-Cap Blend Equity Funds	Wanger International Select[1]
AIM V.I. Premier Equity Fund Series II Shares*	Mid-Cap Growth Equity Funds
AllianceBernstein VP Worldwide Privatization	Wanger Select[2]
Portfolio, Class B	Rydex VT Health Care Fund, Investor Class*
Franklin Templeton VIP Trust Mutual Shares	Small-Cap Blend Equity Funds
Securities Fund, Class 2	Wanger International Small Cap
Franklin Templeton VIP Trust Templeton Foreign	Small-Cap Growth Equity Funds
Securities Fund, Class 2	MFS VIT New Discovery Series, S Class
Liberty Asset Allocation Fund, Variable Series, Class B	Wanger U.S. Smaller Companies
Liberty S&P 500 Index Fund, Variable Series, Class B	High-Quality Short-Term Bond Funds
MFS VIT Investors Trust Series, S Class	Liberty Money Market Fund, Variable Series, Class A
Newport Tiger Fund, Variable Series, Class B	High-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	Liberty Federal Securities Fund, Variable Series,
AIM V.I. Capital Appreciation Fund Series II Shares*	Class A*
AIM V.I. International Growth Fund Series II Shares*	Liberty Federal Securities Fund, Variable Series,
AllianceBernstein VP Premier Growth Portfolio,	Class B
Class B	PIMCO Total Return Portfolio, Administrative Class
AllianceBernstein VP Technology Portfolio, Class B	High-Quality Long-Term Bond Funds
Fidelity VIP Dynamic Capital Appreciation Portfolio,	PIMCO Real Return Portfolio, Administrative Class
Service Class 2*	Mid/High-Quality Intermediate-Term Bond Funds
Fidelity VIP Growth Opportunities Portfolio, Service	Colonial Strategic Income Fund, Variable Series,
Class 2*	Class B
MFS VIT Emerging Growth Series, S Class	Low-Quality Short-Term Bond Funds
MFS VIT Investors Growth Stock Series, S Class	Columbia High Yield Fund, Variable Series, Class B

_________
*Not available to Contracts issued on or after May 1, 2003
1 Formerly known as Wanger Foreign Forty
2 Formerly known as Wanger Twenty

A I M Advisors, Inc., advises the AIM Variable Insurance Funds. Alliance Capital Management, LP, advises the AllianceBernstein VP Portfolios. Columbia Management Advisors, Inc., advises the Colonial Fund, the Columbia Funds, the Newport Fund, the Stein Roe Fund, and the Liberty Funds (with State Street Global Advisers sub-advising Liberty S&P 500 Index Fund). Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Franklin(R) Advisers, Inc., advises Franklin Growth and Income Fund. Franklin(R) Mutual Advisers, LLC, advises Mutual Shares Securities Fund. Columbia Wanger Asset Management, L.P., advises the Wanger Funds. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS Variable Insurance Trust Series. Pacific Investment Management Company LLC advises the PIMCO Portfolios. PADCO Advisors II, Inc., advises the Rydex VT Funds. Templeton(R) Investment Counsel, LLC, advises Templeton Foreign Securities Fund.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

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We have filed a Statement of Additional Information dated April 30, 2004 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 49 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 205-9167. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

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The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options:  The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Optional Programs *

Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Optional Living Benefit Rider: Secured Returns Benefit *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Benefit *

Withdrawals Under the Secured Returns Benefit *

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit *

Revocation of the Secured Returns Benefit *

Renewal of the Secured Returns Benefit *

Participant's Death Under the AB Plan *

Participant's Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

The Income Phase - Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A -- Glossary *

Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C -- Calculation of Basic Death Benefit *

Appendix D -- Calculation of 5% Premium Roll-Up Optional Death Benefit *

Appendix E -- Calculation of EEB Premier Optional Death Benefit *

Appendix F -- Calculation of EEB Premier Plus Optional Death Benefit *

Appendix G -- Calculation of EEB Premier with MAV Optional Death Benefit *

Appendix H -- Calculation of EEB Premier with 5% Roll- Optional Death Benefit *

Appendix I -- Secured Returns Examples *

Appendix J -- Condensed Financial Information *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

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The Columbia All-Star Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

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The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

In addition, we deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account (1.50% if you are age 76 or older on the Open Date). We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.20% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year and declines to 0% after four years.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. This Benefit may not be available in your state.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. If you are 85 or younger on the Open Date, the basic death benefit pays the greatest of your Account Value, your Surrender Value, or your total Purchase Payments (adjusted for withdrawals), all calculated as of your Death Benefit Date. If you were 86 or older on the Open Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Account Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other amounts are subject to the withdrawal charge. After the end of the fourth Account Year, any amount you withdraw is free of withdrawal charges. In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:
Sun Life Assurance Company of Canada (U.S.)
P. O. Box 9133
Wellesley Hills, Massachusetts 02481
Toll Free (800) 205-9167

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

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Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Account Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Account Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your fourth Account Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

***

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.50%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.85%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.50%****
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.65% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Riders Elected	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
****

If you elect the Optional Living Benefit Rider with the EEB Premier rider, we will assess your Contract the maximum annual charge of 0.65% of your average daily net assets. In this case, there will be no separate charge for the optional death benefit rider. If you elect the Optional Living Benefit Rider with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. In either case, we will continue to deduct this annual charge until you annuitize your Contract or your Optional Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

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Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses prior to any fee waiver or expense reimbursement)	0.58%	3.78%*
*

The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

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THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,343	$2,476	$3,082	$5,957
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 634	$1,875	$3,082	$5,957

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The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit riders and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 205-9167.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

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We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

Effective December 31, 2003, Keyport Life Insurance Company ("Keyport") merged with and into Sun Life (U.S.), with Sun Life (U.S.) as the surviving entity. Keyport was an affiliate of Sun Life (U.S.). Keyport was a stock life insurance company organized under the laws of the State of Rhode Island in 1957. Keyport was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

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The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

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VARIABLE ACCOUNT OPTIONS:  THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a statement of additional information for each Fund, may be obtained without charge from the company by calling (800) 205-9167 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

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     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm, or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. If, in our judgment we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privilege" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of contract values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, require advance notice of the transfer, and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account.

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Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative service fee, the distribution fee, or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Portfolio Selection Program

One or more portfolio selection programs may be available in connection with the Contracts, at no extra charge. Portfolio selection is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and portfolio selection does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available portfolio selection models, each of which represents a combination of Sub-Accounts with a different level of risk. These portfolio selection models, as well as the terms and conditions of the portfolio selection program, are fully described in a separate brochure. We may add or delete such programs in the future.

If you elect a portfolio selection program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing a portfolio selection program, you thereby authorize us to automatically reallocate your investment options that participate in the portfolio selection program, as determined by the terms of the portfolio selection program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Capital Protection Plus Program

Under the Capital Protection Plus Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in an Account Year is not cumulative. In other words, it will not be carried forward or available for use in future Account Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Account Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

Number of
Account Years	Withdrawal
Since Your Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since your Issue Date,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

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We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

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Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.20% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

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During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%, if you are age 75 or younger on the Open Date (1.50%, if you are age 76 or older on the Open Date). If your initial Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings realized on larger sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

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Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                        *As defined below under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix I. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix I.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix I.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix I.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix I.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be canceled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which or before your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals, Withdrawal Charge and Market Value Adjustment").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Account has been issued within the past 4 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.65% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

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Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

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     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

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If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

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o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

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In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

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     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

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The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

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     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

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If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

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Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

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Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If we make Contracts available for use with Roth IRAs, we will provide any necessary information.

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     Impact of Optional Death Benefit and Secured Returns Benefit Riders

Qualified Contracts.

If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

In April 2002, the IRS issued regulations that would define your entire interest in your IRA annuity or 403(b) annuity prior to the date annuity benefits begin as the dollar amount credited to you under your Contract plus the actuarial value of any other benefits (such as minimum survivor benefits) that are provided under your Contract. This regulation was issued in both temporary (effective immediately) and proposed (subject to public comment and possible change) form. After the regulation was issued, however, the IRS issued IRS Notice 2003-2, stating that, at least until the end of the calendar year in which final regulations are published, your entire interest in your Contract can be determined without taking into account the actuarial value of any other benefits provided under your Contract. It is possible that the final regulations will require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

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If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

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Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

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Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

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We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2002 and 2003, approximately $102,767 and $212,918, respectively in commissions was paid to but not retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

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The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

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The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

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The financial statements of the Variable Account for the year ended December 31, 2003 are also included in the SAI.

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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements
Appendix A
Appendix B

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

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2004 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 205-9167.

--------------------------------------------------------------------------------
To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Columbia All-Star Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.


Name        _________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant and while the Owner is still alive during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable

Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE", "US", "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the Owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Account Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Account Year 5, you have passed your fourth Account Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there is a series of four partial withdrawals made during the fourth Account Year of $3,000, $8,000, $12,000, and $22,000.
								Remaining
		Hypothetical	Free		Amount of			Free
		Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
		Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Account		Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year		Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal

1		$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2		$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3		$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)	4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)	4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)	4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)	4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals				$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650

(a)

In Account Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Account Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)

Since $4,000 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)

Since $4,000 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

PART 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

     The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

     These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

(2)	The date of surrender is 2 years from the Expiration Date (N = 24).

(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

(4)	The interest earned in the current Account Year is $674.16.

(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

    The MVA factor      =      [(1 + I) / (1 + J + b)] ^ (N/12)   -1

                                        =     [(1 + .06) / (1 + .08)] ^ (24/12) -1

                                        =     (.981^ 2) -1

                                        =     .963 -1

                                        =  -.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

    The MVA factor       =     [(1 + I) / (1 + J + b)] ^ (N/12)   -1

                                        =     [(1 + .06) / (1 + .05)] ^ (24/12) -1

                                        =     (1.010 ^ 2) -1

                                        =     1.019 -1

                                        =     .019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19. $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 76,500.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 57,000.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the eighth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$112,000
The Death Benefit Amount would therefore	=	$112,000

* Adjusted Purchase Payments can be calculated as follows:

Purchase Payments x (Account Value after withdrawal / Account Value before withdrawal) = $100,000 x ($120,000 / $150,000) = $80,000

** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the Owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
45% of the above amount	=	$ 13,417
Cap of 100% of Adjusted Purchase Payments	=	$ 85,185
The lesser of the above two amounts = the EEB Premier amount	=	$ 13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal/Account Value before withdrawal) = $100,000 x ($115,000 divided By $135,000) = $85,185

APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

--PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the Owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 8. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan

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o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

o

Assume you make no more withdrawals or deposits and that your Account Value

On January 1, 2013, is $85,000. On January 1, 2013, your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.


EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

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Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.


APPENDIX J

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year

AIM V.I. Capital Appreciation Fund Series 2 - Level 1
	2003	0	0	94
	2002	10.0000	0	95

AIM V.I. Capital Appreciation Fund Series 2 - Level 8
	2003	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 1
	2003	8.1899	0	1,223
	2002	10.0000	8.1899	2,584

AIM V.I. International Growth Fund Series 2 - Level 8
	2003	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 1
	2003	7.1148	8.7349	693
	2002	10.0000	7.1148	744

AIM V.I. Premier Equity Fund Series 2 - Level 8
	2003	10.0000	0	0

AllianceBernstein VP Premier Growth Portfolio - Level 1
	2003	7.2863	8.8406	11,198
	2002	10.0000	7.2863	1,157

AllianceBernstein VP Premier Growth Portfolio - Level 8
	2003	10.0000	11.0408	2,512

AllianceBernstein VP Growth & Income Portfolio - Level 1
	2003	7.5520	9.8180	23,122
	2002	10.0000	7.5520	5,394

AllianceBernstein VP Growth & Income Portfolio - Level 8
	2003	10.0000	11.7524	1,931

AllianceBernstein VP Technology Portfolio - Level 1
	2003	0	0	338
	2002	10.0000	0	252

AllianceBernstein VP Technology Portfolio - Level 8
	2003	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 1
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 8
	2003	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 1
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 8
	2003	10.0000	0	0

Fidelity VIP Equity Income Portfolio - Level 1
	2003	7.8850	10.0838	5,102
	2002	10.0000	7.8850	7,242

Fidelity VIP Equity Income Portfolio - Level 8
	2003	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 1
	2003	0	0	674
	2002	10.0000	0	674

Fidelity VIP Growth Opportunities Portfolio - Level 8
	2003	10.0000	0	0

Franklin Growth & Income Fund - Level 1
	2003	10.0000	0	693

Franklin Growth & Income Fund - Level 8
	2003	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 1
	2003	0	12.4518	1,614
	2002	10.0000	0	9

Galaxy VIP Columbia Real Estate Equity Fund II - Level 8
	2003	10.0000	0	0

Galaxy VIP Quality Plus Bond Fund - Level 1
	2003	10.9598	0	0
	2002	10.0000	10.9598	13,187

Galaxy VIP Quality Plus Bond Fund - Level 8
	2003	10.0000	0	0

Colonial High Yield Securities Fund - Level 1
	2003	9.4589	0	0
	2002	10.0000	9.4589	1,059

Colonial High Yield Securities Fund - Level 8
	2003	10.0000	0	0

Colonial Strategic Income Fund - Level 1
	2003	10.5890	12.3213	2,057
	2002	10.0000	10.5890	1,446

Colonial Strategic Income Fund - Level 8
	2003	10.0000	0	0

Liberty Growth & Income Fund, Variable Series - Level 1
	2003	7.5644	8.9024	8,052
	2002	10.0000	7.5644	6,832

Liberty Growth & Income Fund, Variable Series - Level 8
	2003	10.0000	0	0

Columbia High Yield, Variable Series - Level 1
	2003	10.0000	10.7595	12,246

Columbia High Yield, Variable Series - Level 8
	2003	10.0000	10.3511	974

Liberty S&P 500 Index Fund, Variable Series - Level 1
	2003	7.6201	9.5688	3,942
	2002	10.0000	7.6201	4,271

Liberty S&P 500 Index Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 1
	2003	8.1743	10.2457	15,365
	2002	10.0000	8.1743	14,383

Liberty Select Value Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 1
	2003	7.3242	10.1373	2,077
	2002	10.0000	7.3242	1,894

Liberty All-Star Equity Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Federal Securities Fund VS A Class - Level 1
	2003	10.0000	10.0751	30,581

Liberty Federal Securities Fund VS A Class - Level 8
	2003	10.0000	0	0

Lord Abbett Growth & Income Portfolio - Level 1
	2003	10.0000	12.4222	5,681

Lord Abbett Growth & Income Portfolio - Level 8
	2003	10.0000	11.9169	1,058

Lord Abbett Mid-Cap Value Portfolio - Level 1
	2003	10.0000	12.5736	3,969

Lord Abbett Mid-Cap Value Portfolio - Level 8
	2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 1
	2003	10.0000	11.9683	2,015

Franklin Templeton Mutual Shares Securities Fund - Level 8
	2003	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 1
	2003	0	11.4148	19,543
	2002	10.0000	0	1,209

Newport Tiger Fund, Variable Series - Level 8
	2003	10.0000	0	0

PIMCO Real Return Portfolio - Level 1
	2003	10.0000	10.4607	1,558

PIMCO Real Return Portfolio - Level 8
	2003	10.0000	0	0

PIMCO Total Return Portfolio - Level 1
	2003	10.0000	10.0839	39,824

PIMCO Total Return Portfolio - Level 8
	2003	10.0000	9.9565	4,304

Rydex VT Financial Services Fund - Level 1
	2003	0	0	82
	2002	10.0000	0	0

Rydex VT Financial Services Fund - Level 8
	2003	10.0000	0	0

Rydex VT Health Care Fund - Level 1
	2003	0	0	82
	2002	10.0000	0	0

Rydex VT Health Care Fund - Level 8
	2003	10.0000	0	0

Rydex VT OTC Fund - Level 1
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT OTC Fund - Level 8
	2003	10.0000	0	0

Liberty Asset Allocation Fund, Variable Series - Level 1
	2003	8.6967	10.2889	18,017
	2002	10.0000	8.6967	5,580

Liberty Asset Allocation Fund, Variable Series - Level 8
	2003	10.0000	11.2187	2,247

Stein Roe Growth Stock Fund, Variable Series - Level 1
	2003	7.1635	8.8100	4,649
	2002	10.0000	7.1635	1,635

Stein Roe Growth Stock Fund, Variable Series - Level 8
	2003	10.0000	0	0

Liberty Money Market Fund, Variable Series - Level 1
	2003	9.9622	9.8650	64,885
	2002	10.0000	9.9622	14,791

Liberty Money Market Fund, Variable Series - Level 8
	2003	10.0000	9.8805	1,786

Templeton Foreign Securities Fund - Level 1
	2003	10.0000	13.1031	13,653

Templeton Foreign Securities Fund - Level 8
	2003	10.0000	12.6471	2,591

Liberty Federal Securities Fund, Variable Series - Level 1
	2003	10.8539	10.9220	17,763
	2002	10.0000	10.8539	17,818

Liberty Federal Securities Fund, Variable Series - Level 8
	2003	10.0000	9.8485	1,792

Wanger Foreign Forty - Level 1
	2003	0	11.9468	6,915
	2002	10.0000	0	1,172

Wanger Foreign Forty - Level 8
	2003	10.0000	13.2376	1,143

Wanger International Small Cap - Level 1
	2003	8.2459	12.0729	6,328
	2002	10.0000	8.2459	4,054

Wanger International Small Cap - Level 8
	2003	10.0000	0	0

Wanger Twenty - Level 1
	2003	9.1876	11.8127	13,990
	2002	10.0000	9.1876	8,041

Wanger Twenty - Level 8
	2003	10.0000	0	0

Wanger U.S. Smaller Companies - Level 1
	2003	7.8005	10.9878	31,883
	2002	10.0000	7.8005	18,222

Wanger U.S. Smaller Companies - Level 8
	2003	10.0000	12.9074	2,148

MFS Emerging Growth Series - Level 1
	2003	0	8.8339	1,194
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 8
	2003	10.0000	0	0

MFS Investors Growth Stock Series - Level 1
	2003	7.3345	8.8442	12,588
	2002	10.0000	7.3345	326

MFS Investors Growth Stock Series - Level 8
	2003	10.0000	0	0

MFS Investors Trust Series - Level 1
	2003	7.7670	9.3070	2,290
	2002	10.0000	7.7670	3,660

MFS Investors Trust Series - Level 8
	2003	10.0000	0	0

MFS New Discovery Series - Level 1
	2003	0	0	0
	2002	10.0000	0	7

MFS New Discovery Series - Level 8
	2003	10.0000	0	0

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 205-9167

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

ASV-01/746R-0404

PART B

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APRIL 30, 2004

COLUMBIA ALL-STAR

AND

SUN LIFE FINANCIAL MASTERS FLEX


VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements
Appendix A
Appendix B


The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Columbia All-Star Variable and Fixed Annuity Contract and Sun Life Financial Masters FlexVariable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the corresponding Prospectus dated April 30, 2004. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 205-8737 for the Columbia All-Star Contracts and (800) 205-9167 for the Sun Life Financial Masters Flex Contracts

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.


The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.50% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.50% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2003.

COLUMBIA ALL-STAR

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
AIM Capital Appreciation Series 2	2/18/1998	17.68	-3.65		-1.37
AIM Intl Growth Series 2	2/17/1998	17.11	-4.08		-2.15
AIM Premier Equity Series 2	5/1/2001	13.44			-13.85
Alliance Bernstein VP Growth & Income Fund - B Class	5/1/2001	20.61			-6.60
Alliance Bernstein VP Premier Growth Fund - B Class	5/1/2001	12.01			-15.45
Alliance Bernstein VP Technology Fund - B Class	5/1/2001	31.93			-17.89
Alliance Bernstein VP Worldwide Privatization Fund - B	5/1/2001	31.22			0.92
Colonial Strategic Income Fund, Variable B	3/28/2002	7.08			7.06
Columbia High Yield	3/28/2002	4.50			-1.28
Columbia Real Estate Equity Fund, Variable Series	3/28/2002	22.08			7.71
Fidelity Dynamic Cap. App. Port. SC - 2	3/28/2002	13.52			-2.04
Fidelity Equity Income Portfolio SC - 2	3/28/2002	18.51			-4.89
Fidelity Growth Opportunities Portfolio SC - 2	3/28/2002	17.90			-5.92
Franklin Templeton Trust Franklin Growth & Income	5/1/2003				16.16
Franklin Templeton Trust Mutual Shares Securities	8/5/2002	13.75			10.22
Franklin Templeton Trust Templeton Foreign Securities	8/5/2002	20.63			10.41
Liberty All Star Equity Fund, Variable B	3/28/2002	28.94			-4.61
Liberty Asset Allocation Fund, Variable Series	3/28/2002	9.01			-3.77
Liberty Federal Securities Fund, Variable (B)	3/28/2002	-7.68			-0.42
Liberty Growth & Income Fund, Variable Series	3/28/2002	8.39			-11.36
Liberty Money Market	3/28/2002	-9.14			-6.00
Liberty S&P 500 Index Fund, Variable B	3/28/2002	16.22			-7.66
Liberty Select Value Fund, Variable B	3/28/2002	15.98			-4.02
Lord Abbett Growth & Income	3/26/1998	19.47	3.34		2.81
Lord Abbett Mid-Cap Value	5/1/2001	13.36			0.85
MFS Emerging Growth SC	3/28/2002	18.42			-11.75
MFS Mass Investors Growth Stock SC	3/28/2002	11.27			-11.68
MFS Mass Investors Trust SC	3/28/2002	10.52			-9.09
MFS New Discovery SC	3/28/2002	21.83			-10.57
Newport Tiger Fund, Variable B	3/28/2002	33.29			2.08
PIMCO Real Return	8/5/2002	-1.81			2.04
PIMCO Total Return	8/5/2002	-5.23			-1.58
Rydex Financial Services Fund	3/28/2002	17.43			-4.81
Rydex Health Care Fund	3/28/2002	18.26			-5.14
Rydex VT OTC Fund	5/1/2001	33.52			-16.53
Stein Roe Growth Stock Fund, Variable (B)	3/28/2002	13.65			-11.88
Wanger International Select	3/28/2002	29.43			4.98
Wanger International Small Cap	3/28/2002	36.87			5.65
Wanger Select	3/28/2002	19.19			4.3
Wanger US Smaller Companies	3/28/2002	31.37			-0.16

* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.

SUN LIFE FINANCIAL MASTERS FLEX

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-1.30	3.82		4.22
Capital Appreciation S Class	11/30/1989	16.87	-8.18	3.56	5.53
Capital Opportunities S Class	6/3/1996	16.53	-4.20		3.95
Emerging Growth S Class	5/1/1995	19.58	-7.18		4.89
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	8/5/2002	20.55			17.62
Franklin Templeton VIP Trust Mutual Shares Securities Fund	8/5/2002	13.74			10.22
Franklin Templeton VIP Trust Templeton Foreign Securities	8/5/2002	20.63			10.41
Franklin Templeton VIP Trust Templeton Growth Securities	9/30/2002	20.57			21.43
Global Growth S Class	11/16/1993	23.48	1.84	5.39	5.92
Government Securities S Class	11/30/1989	-8.08	2.61	3.09	4.10
High Yield S Class	11/30/1989	9.90	1.60	3.16	5.26
Lord Abbett Series Fund Growth & Income	8/5/2002	19.46			19.02
Lord Abbett Series Fund Mid-Cap Value	5/1/2001	13.36			0.85
Mass Investors Trust S Class	10/31/1991	11.11	-5.65	6.15	6.32
Mass Invst Growth Stock S Class	5/5/1998	11.50	-6.18		-2.54
Mid Cap Growth S Class	8/31/2000	25.62			-22.28
Mid Cap Value S Class	4/30/2002	20.33			-4.58
Money Market S Class	11/30/1989	-9.42	0.14	0.93	1.19
New Discovery S Class	5/5/1998	23.36	3.36		3.69
Oppenheimer Capital Appreciation Fund	8/5/2002	19.15			19.79
Oppenheimer Main St. Fund/VA	8/5/2002	15.00			11.11
Oppenheimer Main St. Small Cap Fund	8/5/2002	32.36			22.63
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.14			31.10
PIMCO Real Return Bond Portfolio	8/5/2002	-1.81			2.04
PIMCO Total Return Bond Portfolio	8/5/2002	-5.23			-1.58
Research International S Class	5/5/1998	21.80	3.61		1.69
Research S Class	11/7/1994	13.61	-5.57		5.86
Strategic Growth S Class	11/1/1999	15.60			-9.98
Strategic Income S Class	5/6/1998	1.44	2.96		2.30
Strategic Value S Class	4/30/2002	15.56			-6.91
Sun Capital All Cap Fund S Class	4/30/2002	40.48			1.00
Sun Capital Investment Grade Bond Fund S Class	12/14/1998	-1.34	3.03		2.94
Sun Capital Real Estate Fund	12/7/1998	24.27	11.80		11.27
Sun Capital Real Estate Fund S Class	12/14/1998	23.93	11.51		11.39
Total Return S Class	11/30/1989	5.63	2.74	6.69	7.10
Utilities S class	11/16/1993	24.35	-1.10	6.87	6.74
Value S Class	5/5/1998	13.68	3.74		3.81


* The Life of Fund calculation for any Fund under a year old is not annualized.

The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P (l + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.50% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.50% and the non-standardized performance would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").


COLUMBIA ALL-STAR

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
AIM Capital Appreciation Series 2	5/5/1993	25.96	-3.37	4.98	6.25
AIM Intl Growth Series 2	5/5/1993	25.39	-3.78	2.08	3.44
AIM Premier Equity Series 2	5/5/1993	21.72	-5.95	5.50	6.35
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	28.89	2.73	10.03	8.81
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	20.29	-7.38	7.32	8.24
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	40.21	-5.48		3.71
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	39.50	3.97		6.27
Colonial Strategic Income Fund, Variable B	7/5/1994	15.36	3.51		5.13
Columbia High Yield	5/19/1998	12.77	-2.09		-2.59
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	30.36	9.28		5.69
Fidelity Dynamic Cap. App. Port. SC - 2	9/25/2000	21.80			-12.45
Fidelity Equity Income Portfolio SC - 2	10/10/1986	26.78	0.66	7.96	8.28
Fidelity Growth Opportunities Portfolio SC - 2	1/5/1995	26.18	-8.15		4.53
Franklin Templeton Trust Franklin Growth & Income	1/24/1989	22.55	-2.20	4.32	4.56
Franklin Templeton Trust Mutual Shares Securities	11/8/1996	22.02	5.72		6.01
Franklin Templeton Trust Templeton Foreign Securities	5/1/1992	28.91	-3.64	2.30	4.43
Liberty All Star Equity Fund, Variable B	11/17/1997	37.22	-1.59		1.16
Liberty Asset Allocation Fund, Variable Series	1/3/1989	17.29	-1.21	4.35	6.20
Liberty Federal Securities Fund, Variable (B)	1/3/1989	-0.24	3.35	3.74	4.80
Liberty Growth & Income Fund, Variable Series	7/5/1994	16.67	-1.09		8.74
Liberty Money Market	1/3/1989	-1.83	0.68	1.49	2.03
Liberty S&P 500 Index Fund, Variable B	5/25/2000	24.49			-7.69
Liberty Select Value Fund, Variable B	5/25/2000	24.26			4.96
Lord Abbett Growth & Income	12/11/1989	27.75	3.60	8.96	9.74
Lord Abbett Mid-Cap Value	9/15/1999	21.64			12.22
MFS Emerging Growth SC	7/24/1995	26.70	-6.54		4.67
MFS Mass Investors Growth Stock SC	5/3/1999	19.55			-2.78
MFS Mass Investors Trust SC	10/9/1995	18.80	-5.46		4.77
MFS New Discovery SC	4/29/1998	30.10	5.22		4.67
Newport Tiger Fund, Variable B	5/1/1995	41.56	4.54		-0.70
PIMCO Real Return	9/30/1999	6.14			8.55
PIMCO Total Return	12/31/1997	2.42	3.02		3.46
Rydex Financial Services Fund	3/28/2002	25.71			-0.33
Rydex Health Care Fund	3/28/2002	26.54			-0.68
Rydex VT OTC Fund	5/7/1997	41.80	-8.79		2.91
Stein Roe Growth Stock Fund, Variable (B)	1/3/1989	21.93	-7.02	4.95	7.74
Wanger International Select	2/1/1999	37.71			7.14
Wanger International Small Cap	5/3/1995	45.15	5.65		10.86
Wanger Select	2/1/1999	27.47			11.60
Wanger US Smaller Companies	5/3/1995	39.65	6.08		13.32


* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.


SUN LIFE FINANCIAL MASTERS FLEX

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	6.70	4.09		4.50
Capital Appreciation S Class	8/13/1985	25.14	-7.85	3.75	7.97
Capital Opportunities S Class	6/3/1996	24.81	-3.92		4.15
Emerging Growth S Class	5/1/1995	27.86	-6.88		5.07
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	28.83	8.56		2.51
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	22.02	5.71		6.01
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	28.91	-3.65	2.29	4.43
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	28.85	0.06		4.36
Global Growth S Class	11/16/1993	31.75	2.09	5.59	6.14
Government Securities S Class	8/12/1985	-0.68	2.88	3.33	5.00
High Yield S Class	8/13/1985	18.18	1.89	3.41	5.34
Lord Abbett Series Fund All Value	4/30/2003				23.22
Lord Abbett Series Fund Growth & Income	12/11/1989	27.74	3.46	7.91	8.36
Lord Abbett Series Fund Growth Opportunities	4/30/2003				17.59
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	21.64			12.21
Mass Investors Trust S Class	12/5/1986	19.39	-5.33	6.32	7.22
Mass Invst Growth Stock S Class	5/5/1998	19.78	-5.88		-2.26
Mid Cap Growth S Class	8/31/2000	33.90			-20.58
Mid Cap Value S Class	4/30/2002	28.61			0.16
Money Market S Class	8/29/1985	-2.13	0.41	1.19	2.02
New Discovery S Class	5/5/1998	31.64	3.59		3.94
Oppenheimer Capital Appreciation Fund	4/3/1985	27.42	-1.41	7.10	7.97
Oppenheimer Global Securities Fund/VA	11/12/1990	38.91	5.69	6.09	7.91
Oppenheimer Main St. Fund/VA	7/5/1995	23.28	-2.38		7.47
Oppenheimer Main St. Small Cap Fund	5/1/1998	40.64	4.83		3.16
PIMCO Emerging Markets Bond Portfolio	9/30/2002	28.42			37.45
PIMCO Low Duration Portfolio	2/16/1999	-0.55			2.38
PIMCO Real Return Bond Portfolio	9/30/1999	6.13			8.55
PIMCO Total Return Bond Portfolio	12/31/1997	2.42	3.02		3.46
Research International S Class	5/5/1998	30.07	3.85		1.98
Research S Class	11/7/1994	21.89	-5.26		6.04
Strategic Growth S Class	11/1/1999	23.87			-9.55
Strategic Income S Class	5/6/1998	9.67	3.23		2.60
Strategic Value S Class	4/30/2002	23.84			-2.30
Sun Capital All Cap Fund S Class	4/30/2002	48.75			6.04
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	6.64	3.30		3.23
Sun Capital Real Estate Fund	12/7/1998	32.55	12.05		11.51
Sun Capital Real Estate Fund S Class	12/7/1998	32.21	11.76		11.23
Total Return S Class	5/16/1988	13.91	3.00	6.89	7.68
Utilities S class	11/16/1993	32.63	-0.83	7.05	6.94
Value S Class	5/5/1998	21.96	4.00		4.07

* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.50% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.50% and the non-standardized performance would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

COLUMBIA ALL-STAR

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
AIM Capital Appreciation Series 2	5/5/1993	17.68	-3.65	4.79	6.08
AIM Intl Growth Series 2	5/5/1993	17.11	-4.08	1.85	3.24
AIM Premier Equity Series 2	5/5/1993	13.44	-6.26	5.33	6.18
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	20.61	2.46	9.87	8.64
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	12.01	-7.70	7.16	8.09
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	31.93	-5.77		3.52
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	31.22	3.70		6.03
Colonial Strategic Income Fund, Variable B	7/5/1994	7.08	3.23		4.89
Columbia High Yield	5/19/1998	4.50	-2.40		-2.92
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	22.08	9.02		5.39
Fidelity Dynamic Cap. App. Port. SC - 2	9/25/2000	13.52			-14.38
Fidelity Equity Income Portfolio SC - 2	10/10/1986	18.51	0.37	7.79	8.12
Fidelity Growth Opportunities Portfolio SC - 2	1/5/1995	17.90	-8.51		4.35
Franklin Templeton Trust Franklin Growth & Income	1/24/1989	14.28	-2.51	4.11	4.36
Franklin Templeton Trust Mutual Shares Securities	11/8/1996	13.75	5.47		5.75
Franklin Templeton Trust Templeton Foreign Securities	5/1/1992	20.63	-3.95	2.07	4.24
Liberty All Star Equity Fund, Variable B	11/17/1997	28.94	-1.90		0.86
Liberty Asset Allocation Fund, Variable Series	1/3/1989	9.01	-1.50	4.14	6.04
Liberty Federal Securities Fund, Variable (B)	1/3/1989	-7.68	3.09	3.50	4.60
Liberty Growth & Income Fund, Variable Series	7/5/1994	8.39	-1.37		8.58
Liberty Money Market	1/3/1989	-9.14	0.41	1.23	1.80
Liberty S&P 500 Index Fund, Variable B	5/25/2000	16.22			-9.43
Liberty Select Value Fund, Variable B	5/25/2000	15.98			3.16
Lord Abbett Growth & Income	12/11/1989	19.47	3.34	8.78	9.59
Lord Abbett Mid-Cap Value	9/15/1999	13.36			11.96
MFS Emerging Growth SC	7/24/1995	18.42	-6.83		4.48
MFS Mass Investors Growth Stock SC	5/3/1999	11.27			-3.06
MFS Mass Investors Trust SC	10/9/1995	10.52	-5.78		4.56
MFS New Discovery SC	4/29/1998	21.83	5.00		4.43
Newport Tiger Fund, Variable B	5/1/1995	33.29	4.29		-1.02
PIMCO Real Return	9/30/1999	-1.81			8.27
PIMCO Total Return	12/31/1997	-5.23	2.75		3.20
Rydex Financial Services Fund	3/28/2002	17.43			-4.81
Rydex Health Care Fund	3/28/2002	18.26			-5.14
Rydex VT OTC Fund	5/7/1997	33.52	-9.12		2.69
Stein Roe Growth Stock Fund, Variable (B)	1/3/1989	13.65	-7.33	4.77	7.61
Wanger International Select	2/1/1999	29.43			6.91
Wanger International Small Cap	5/3/1995	36.87	5.41		10.71
Wanger Select	2/1/1999	19.19			11.38
Wanger US Smaller Companies	5/3/1995	31.37	5.82		13.17


*The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.

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SUN LIFE FINANCIAL MASTERS FLEX

NON-STANDARDIZED STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-1.30	3.82		4.22
Capital Appreciation S Class	8/13/1985	16.87	-8.18	3.56	7.85
Capital Opportunities S Class	6/3/1996	16.53	-4.20		3.95
Emerging Growth S Class	5/1/1995	19.58	-7.18		4.89
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	20.55	8.31		2.19
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	13.74	5.47		5.75
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	20.63	-3.96	2.07	4.24
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	20.57	-0.23		4.14
Global Growth S Class	11/16/1993	23.48	1.84	5.39	5.92
Government Securities S Class	8/12/1985	-8.08	2.61	3.09	4.82
High Yield S Class	8/13/1985	9.90	1.60	3.16	5.17
Lord Abbett Series Fund All Value	4/30/2003				14.94
Lord Abbett Series Fund Growth & Income	12/11/1989	19.46	3.20	7.72	8.19
Lord Abbett Series Fund Growth Opportunities	4/30/2003				9.31
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	13.36			11.95
Mass Investors Trust S Class	12/5/1986	11.11	-5.65	6.15	7.07
Mass Invst Growth Stock S Class	5/5/1998	11.50	-6.18		-2.54
Mid Cap Growth S Class	8/31/2000	25.62			-22.28
Mid Cap Value S Class	4/30/2002	20.33			-4.58
Money Market S Class	8/29/1985	-9.42	0.14	0.93	1.79
New Discovery S Class	5/5/1998	23.36	3.36		3.69
Oppenheimer Capital Appreciation Fund	4/3/1985	19.15	-1.68	6.93	7.84
Oppenheimer Global Securities Fund/VA	11/12/1990	30.63	5.46	5.87	7.72
Oppenheimer Main St. Fund/VA	7/5/1995	15.00	-2.68		7.30
Oppenheimer Main St. Small Cap Fund	5/1/1998	32.36	4.57		2.85
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.14			31.10
PIMCO Low Duration Portfolio	2/16/1999	-7.97			2.11
PIMCO Real Return Bond Portfolio	9/30/1999	-1.81			8.26
PIMCO Total Return Bond Portfolio	12/31/1997	-5.23	2.75		3.20
Research International S Class	5/5/1998	21.80	3.61		1.69
Research S Class	11/7/1994	13.61	-5.57		5.86
Strategic Growth S Class	11/1/1999	15.60			-9.98
Strategic Income S Class	5/6/1998	1.44	2.96		2.30
Strategic Value S Class	4/30/2002	15.56			-6.91
Sun Capital All Cap Fund S Class	4/30/2002	40.48			1.00
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	-1.34	3.03		2.96
Sun Capital Real Estate Fund	12/7/1998	24.27	11.80		11.27
Sun Capital Real Estate Fund S Class	12/7/1998	23.93	11.51		10.98
Total Return S Class	5/16/1988	5.63	2.74	6.69	7.52
Utilities S class	11/16/1993	24.35	-1.10	6.87	6.74
Value S Class	5/5/1998	13.68	3.74		3.81


* The Life of Fund calculation for any Fund under a year old is not annualized.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006235 (the daily equivalent of the current maximum charge of 2.25% on an annual basis) gives a net investment factor of 1.00321276. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113597 (14.5645672 X 1.00321276).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845467 (12.3456789 X 1.00322953 (the Net Investment Factor) based on the daily equivalent of maximum annuity phase charge of 1.65% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845467. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3845467).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

ACCOUNTANTS

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The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report, dated March 29, 2004, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, effective January 1, 2002, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51, effective October 1, 2003, described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life Company of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein.


FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Revenues
Premiums and annuity considerations	$ 60,518	$ 43,574	$ 41,009
Net investment income	1,208,750	1,185,210	555,054
Net derivative loss	(203,200)	(159,285)	(10,056)
Net realized investment gains (losses)	134,085	(38,966)	14,630
Fee and other income	319,596	390,691	295,064

Total revenues	1,519,749	1,421,224	895,701

Benefits and expenses
Interest credited	783,999	704,690	276,295
Interest expense	120,905	106,043	94,422
Policyowner benefits	201,248	221,162	134,900
Other operating expenses	184,472	237,797	162,556
Amortization of deferred acquisition costs and value of business acquired	98,398	251,513	139,034

Total benefits and expenses	1,389,022	1,521,205	807,207

Income (loss) before income tax expense (benefit) and cumulative effect of change in accounting principles	130,727	(99,981)	88,494

Income tax expense (benefit):
Federal	27,366	(59,449)	20,713
State	823	1,265	(1,313)
Income tax expense (benefit)	28,189	(58,184)	19,400

Net income (loss) before cumulative
effect of change in accounting principles	102,538	(41,797)	69,094

Cumulative effect of change in accounting principles, net of tax benefit (expense) of $4,064 and $(2,799) in 2003 and 2001, respectively	(7,547)	-	5,198

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2003	2002 Restated
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,338,241 and $15,954,813 in 2003 and 2002, respectively)	$ 16,858,414	$ 16,423,020
Trading fixed maturities at fair value (amortized cost of $1,434,654 and $1,354,969 in 2003 and 2002, respectively)	1,527,619	1,404,825
Subordinated note from affiliate held-to-maturity (fair value of $699,069 and $616,520 in 2003 and 2002, respectively)	600,000	600,000
Short-term investments	24,662	178,017
Mortgage loans	972,102	948,529
Derivative instruments - receivable	400,037	408,832
Limited partnerships	330,562	481,557
Equity securities	1,452	1,127
Real estate	84,421	79,783
Policy loans	692,887	682,029
Other invested assets	46,996	40,026
Cash and cash equivalents	513,454	725,550
Total investments	22,052,606	21,973,295

Accrued investment income	285,224	256,569
Deferred policy acquisition costs	889,601	795,648
Value of business acquired	22,391	57,692
Goodwill	705,202	705,202
Deferred federal income taxes	-	20,507
Receivable for investments sold	37,049	110,621
Reinsurance receivable from affiliate	1,741,962	-
Other assets	371,474	208,329
Separate account assets	17,521,009	15,718,113

Total assets	$ 43,626,518	$ 39,845,976

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,317,422	$ 17,952,084
Future contract and policy benefits	716,819	717,673
Payable for investments purchased	261,673	365,446
Accrued expenses and taxes	73,111	117,519
Deferred federal income taxes	18,897	-
Long-term debt	40,500	-
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,741,962	-
Derivative instruments - payable	248,272	399,906
Other liabilities	196,401	163,973
Separate account liabilities	17,509,294	15,700,969

Total liabilities	40,757,177	37,050,396

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2003 and 2002	$ 6,437	$ 6,437
Additional paid-in capital	2,071,888	2,071,888
Accumulated other comprehensive income	227,681	248,911
Retained earnings	563,335	468,344

Total stockholder's equity	2,869,341	2,795,580

Total liabilities and stockholder's equity	$ 43,626,518	$ 39,845,976

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	158,442	208,297	(24,383)
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(179,672)	34,767	(8,319)

Other comprehensive (loss) income	(21,230)	243,064	(32,702)

Comprehensive income	$ 73,761	$ 201,267	$ 41,590

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Acquisition of Keyport Life (note 2)		1,706,477			1,706,477
Net income - Restated				74,292	74,292
Dividends declared - Restated				(15,000)	(15,000)
Other comprehensive loss - Restated			(32,702)		(32,702)
Balance at December 31, 2001 -Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 94,991	$ (41,797)	$ 74,292
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization (accretion) of discount and premiums	112,761	58,246	(7,185)
Amortization of DAC and VOBA	98,398	251,513	139,034
Depreciation and amortization	1,730	1,876	1,602
Non cash derivative activity	144,091	231,131	(36,010)
Net realized (gains) losses on investments	(134,085)	38,966	(14,630)
Net unrealized gains on trading investments	(63,573)	(111,740)	(112,802)
Net change in unrealized and undistributed losses in private equity limited partnerships	15,789	17,186	5,413
Interest credited to contractholder deposits	781,834	701,505	283,231
Deferred federal income taxes (benefits)	43,029	(44,316)	104,324
Cumulative effect of change in accounting principles, net of tax	7,547	-	(5,198)
Changes in assets and liabilities:
Deferred acquisition costs	(263,762)	(288,463)	(155,263)
Accrued investment income	(28,655)	(5,038)	1,481
Other assets	(11,709)	(59,560)	(46,425)
Future contract and policy benefits	(854)	25,584	(23,255)
Other, net	138,765	28,055	75,227
Net purchases of trading fixed maturities	(60,321)	(369,794)	(372,352)
Net cash provided by (used in) operating activities	875,976	433,354	(88,516)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	13,004,400	11,137,476	2,905,931
Net cash from sale of subsidiary	1,500	3,331	-
Other invested assets	127,944	152,512	3,131
Mortgage loans	339,735	234,191	112,767
Real estate	14,275	6,036	10,009
Purchases of:
Available-for-sale fixed maturities	(13,414,490)	(12,867,827)
(2,322,734)

Subsidiaries	-	-	(4,965)
Other invested assets	(4,926)	(233,255)	(29,776)
Mortgage loans	(338,627)	(249,867)	(184,787)
Real estate	(16,153)	(3,634)	(16,284)
Changes in other investing activities, net	5,100	(8,109)	1,285
Net change in policy loans	(10,858)	(3,406)	(3,894)
Net change in short-term investments	153,355	(81,713)	8,782

Net cash (used in) provided by investing activities	$ (138,745)	$ (1,914,265)	$ 479,465

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,461,677	$ 3,627,924	$ 2,010,861
Withdrawals from contractholder deposit funds	(3,411,004)	(3,116,836)	(2,366,475)
Issuance of long-term debt	-	460,000	-
Net change in securities lending	-	(1,152,861)	30,900
Dividends paid to stockholder	-	-	(15,000)
Additional capital contributed	-	100,000	-
Net cash used in financing activities	(949,327)	(81,773)	(339,714)

Net change in cash and cash equivalents	(212,096)	(1,562,684)	51,235

Cash and cash equivalents, beginning of year	725,550	2,288,234	390,056

Cash acquired from acquisition through merger of Keyport Life Insurance Company	-	-	1,846,943

Cash and cash equivalents, end of year	$ 513,454	$ 725,550	$ 2,288,234

Supplemental Cash Flow Information
Interest paid	$ 118,302	$ 107,358	$ 94,422

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) ("SLUS") was incorporated in 1970 as a life insurance company domiciled in the State of Delaware. On April 3, 2003, SLUS and its affiliate Keyport Life Insurance Company ("Keyport"), filed a Form D (Prior notice of Transaction) with the Division of Insurance Department of Business Regulation of the State of Rhode Island and filed similar documents with the Delaware Department of Insurance. Both filings sought regulatory approval for the merger of Keyport with and into SLUS. On December 31, 2003 at 5:00 p.m., SLUS and Keyport completed the merger. Pursuant to the Merger Agreement, Keyport merged with and into SLUS with SLUS as the surviving company ("the Company"). The Company is licensed and authorized to write all business that was previously written by Keyport and SLUS. The merger has no effect on the existing rights and benefits of policyholders or contractholders from either company. Both Keyport and SLUS were direct wholly-owned subsidiaries of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC U.S. Holdings"), and indirect wholly-owned subsidiaries of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003:
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,084,746	$ 22,541,772	$ 43,626,518

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the companies came under common control.

The impact of the merger with Keyport (decreased) increased net income by $(22.6) million and $87.7 million for the years ended December 31, 2002 and 2001, respectively.

As of December 31, 2003, the Company was licensed in 49 states and certain other territories. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, and other asset management services.

The Company is a wholly-owned subsidiary of SLC (U.S.) Holdings, which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada, which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, SLF, is now the ultimate parent of SLOC and the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2003, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), and Independence Life and Annuity Company ("Independence Life"). The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ('the Partnership") and as a result, the Partnership is consolidated with the results of the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC became an inactive subsidiary 2002. SCA is a registered investment adviser. SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the excess of the net cash surrender value of such policy.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

DAC for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC adjustments were $(79.2) million and $(39.9) million at December 31, 2003 and 2002, respectively.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits. Interest is accrued on the unamortized balance at the average interest crediting rate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED (CONTINUED)

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA adjustments were $(27.5) million and $(32.9) million at December 31, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on October 31, 2001 by SLC (U.S.) Holdings. Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets." Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2003 and concluded that these assets are not impaired. The Company used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of the Company was at least equal to the carrying value. The Company also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Company's Wealth Management Segment.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets and reinsurance receivables from reinsurance ceded are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the 2003 tax year, as in prior years, SLUS will participate in the consolidated federal income tax return with Sun Life of Canada - US Operations Holdings, Inc. ("SLOC U.S. Operations Holdings") and other affiliates. For 2003, Keyport will continue to file a separate consolidated return with its affiliate, Independence Life. Effective for the tax year 2004, the combined entity will participate in the consolidated federal income tax return with SLOC U.S. Operations Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders; and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In June 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 is intended to result in more consistent reporting of contracts as either freestanding derivative instruments subject to SFAS No. 133 in its entirety, or as hybrid instruments with debt host contracts and embedded derivative features. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial position or results of operations.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities. SFAS No. 150 was effective July 1, 2003 for the Company. The adoption of SFAS No. 150 did not have a material effect on the Company's financial position or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments" ("DIG B36"), that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. The adoption of DIG B36 did not have a material effect on the Company's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements other than those specifically described in FASB Statement No. 97." This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97. This proposed SOP is effective for fiscal years beginning after December 15, 2004. The Company is in the process of evaluating the provision of this proposed SOP and its impact to the Company's financial position and results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIE's. Early adoption is permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two variable interest entities ("VIE's") and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIE's resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company is not the primary beneficiary in any VIEs other than the two entities that were discussed above. The Company does have a greater than or equal to 21% involvement in 11 VIEs at December 31, 2003. The Company is a creditor in 8 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $42.1 million at December 31, 2003. The notes mature between June 2004 and December 2035. See Note 4 for additional information with respect to leveraged leases.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of FIN No. 45 did not have a material impact on the Company.

In July 2002, the AICPA issued Statement of Position 03-1 ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company is in the process of evaluating the provisions of SOP 03-1 and its impact on the Company's financial position or results of operations.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets." These statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon the Company's adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 2, 2003, the Company and its affiliate, Keyport, filed a Form D (Prior Notice of a Transaction) with the Division of Insurance, Department of Business Regulation of Rhode Island. On April 3, 2003, the Company and Keyport filed similar documents with the Delaware Department of Insurance.  Both filings sought regulatory approval for a contemplated merger of Keyport with and into the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

The Company is, and Keyport was, a direct wholly-owned subsidiary of SLC (U.S.) Holdings and indirect wholly-owned subsidiaries of SLF. The boards of directors of both the Company and Keyport voted to approve the merger at their meetings on April 24, 2003. Regulatory approval from the States of Rhode Island and Delaware was received on June 11, 2003 and July 21, 2003, respectively.  The merger occurred as planned on December 31, 2003, with the Company as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp. ("KFSC"), with Clarendon as the surviving entity.  KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its' wholly-owned subsidiary, Vision Financial Corporation ("Vision"), for $1.5 million.  A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003.  SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On October 31, 2001, SLC (U.S.) Holdings acquired Keyport and its subsidiaries for approximately $1.7 billion in cash.  As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc. ("SLF (U.S.) Holdings"), another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG").  The acquisition of Keyport and IFMG complemented SLF's product array and distribution capabilities and advanced SLF toward its strategic goal of reaching a top ten position in certain target product markets in North America.

This acquisition was accounted for using the purchase method under SFAS No. 141, "Business Combinations."  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value on the date of acquisition.  The following summarizes the estimated fair values of the assets acquired and the liabilities assumed as of November 1, 2001:

Assets:

Fixed-maturity securities

$ 10,609,150

Equity securities

35,313

Mortgage loans

7,216

Policy loans

631,916

Value of business acquired

105,400

Goodwill

714,755

Intangible assets

12,100

Deferred taxes

217,633

Other invested assets

363,586

Cash and cash equivalents

1,846,887

Other assets acquired

465,152

Separate account assets

3,941,527

Total assets acquired

$ 18,950,635

Liabilities:

Policy liabilities

$ 12,052,071

Other liabilities

1,262,045

Separate accounts

3,930,042

Total liabilities assumed

$ 17,244,158

Net assets acquired

$ 1,706,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed.  The revisions decreased goodwill by $9.6 million, increased the deferred tax assets by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, SLF (U.S.) Holdings, for $10.5 million.  No gain or loss was realized on this transaction.  Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.  Total net income of SLD for the years ended December 31, 2002 and 2001 was $4.9 million and $10.2 million, respectively.

On October 9, 2002, SLNY, a wholly-owned subsidiary of the Company, and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., SLNY and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into SLNY, with SLNY as the surviving entity.  The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.  Keyport, KBL, the Company, and SLNY are, and at all times relevant to the merger were, indirectly wholly-owned subsidiaries of SLOC.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million.  The note was included in fixed maturities available-for-sale at December 31, 2002.  The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $73.3 million in 2003, $64.4 million in 2002, and $42.9 million in 2001.

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $21.3 million, $24.0 million and $13.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending.  Rent received by the Company under the leases amounted to approximately $11.8 million, $11.7 million, and $8.8 million in 2003, 2002 and 2001, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

The Company did not make any dividend payments in 2003 or 2002. In 2001, the Company declared and paid dividends in the amount of $15 million to its parent, SLC (U.S.) Holdings.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LTD.  The Company pays interest semi-annually to Sun Life (Hungary) LTD. Total interest paid was $26.5 million and $11.5 million for the years ended December 31, 2003 and 2002, respectively.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, essentially all United States employees of SLOC became employees of the Company.   As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $152.2 and $135.1 million for the years ended December 31, 2003 and 2002, respectively.

Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

At December 31, 2003 and 2002, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company.  The Company expensed $43.3 million for interest on these surplus notes for each of the years ended December 31, 2003, 2002 and 2001, respectively.

During 2003, the Company purchased $80 million in promissory notes from MFS.  These promissory notes are included with fixed maturities available-for-sale in the financial statements.  The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years.  Interest earned as of December 31, 2003 was $0.6 million.

During 2003, the Company paid $14.6 million in commission fees to MFSLF.

During 2003, 2002 and 2001, the Company paid $64.5 million, $79.4 million and $11.8 million, respectively, in commission fees to IFMG.

The following table lists the details of notes due to affiliates at December 31, 2003 (in 000's):

Type

Principal

Maturity

Rate

Surplus

$ 150,000

12/15/27

6.150%

Surplus

150,000

12/15/15

7.250%

Surplus

7,500

12/15/15

6.125%

Surplus

7,500

12/15/27

6.150%

Promissory

80,000

06/30/12

5.710%

Promissory

380,000

06/30/12

5.760%

Surplus

250,000

11/06/27

8.625%

$1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

December 31, 2002 -Restated

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,515,743

$ 172,928

$ (83,406)

$ 5,605,265

 Foreign Government & Agency Securities

113,149

14,574

(8)

127,715

 States & Political Subdivisions

2,149

111

-

2,260

 U.S. Treasury & Agency Securities

901,574

26,667

(1,237)

927,004

Corporate securities:

 Basic Industry

415,226

27,157

(1,234)

441,149

 Capital Goods

466,926

36,641

(1,614)

501,953

 Communications

872,633

47,640

(13,601)

906,672

 Consumer Cyclical

855,133

48,655

(5,013)

898,775

 Consumer Noncyclical

541,147

36,729

(6,467)

571,409

 Energy

607,540

35,836

(13,810)

629,566

 Finance

3,250,631

135,735

(26,680)

3,359,686

 Industrial Other

206,187

16,459

(337)

222,309

 Technology

71,076

2,089

(702)

72,463

 Transportation

640,459

31,882

(39,044)

633,297

 Utilities

1,495,240

75,145

(46,888)

1,523,497

Total Corporate

9,422,198

493,968

(155,390)

9,760,776

Total available-for-sale fixed maturities

$ 15,954,813

$ 708,248

$ (240,041)

$ 16,423,020

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 87,470

$ 8,017

$ -

$ 95,487

 Foreign Government & Agency Securities

4,568

1,012

-

5,580

 U.S. Treasury & Agency Securities

23,491

423

-

23,914

Corporate securities:

 Basic Industry

59,201

6,283

(297)

65,187

 Capital Goods

56,432

5,255

(1,600)

60,087

 Communications

120,120

10,688

(620)

130,188

 Consumer Cyclical

146,174

12,244

(207)

158,211

 Consumer Noncyclical

25,106

675

(2,951)

22,830

 Energy

90,471

7,428

(3,405)

94,494

 Finance

351,478

27,364

(688)

378,154

 Industrial Other

64,185

5,606

(119)

69,672

 Technology

3,805

-

(155)

3,650

 Transportation

80,555

6,481

(10,711)

76,325

 Utilities

241,913

10,081

(30,948)

221,046

Total Corporate

1,239,440

92,105

(51,701)

1,279,844

Total trading fixed maturities

$ 1,354,969

$ 101,557

$ (51,701)

$ 1,404,825

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 16,520

$ -

$ 616,520

Total held-to-maturity fixed maturities

$ 600,000

$ 16,520

$ -

$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2003

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 601,359

$ 610,303

Due after one year through five years

3,840,803

4,001,500

Due after five years through ten years

4,158,360

4,353,913

Due after ten years

2,486,355

2,595,864

Subtotal - Maturities available-for-sale

11,086,877

11,561,580

Asset-backed securities

5,251,364

5,296,834

Total Available-for-sale

$ 16,338,241

$ 16,858,414

Maturities of trading fixed securities:

Due in one year or less

$ 18,998

$ 19,220

Due after one year through five years

534,603

569,548

Due after five years through ten years

503,320

535,579

Due after ten years

281,544

301,538

Subtotal - Maturities of trading

1,338,465

1,425,885

Asset-backed securities

96,189

101,734

Total Trading

$ 1,434,654

$ 1,527,619

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 699,069

Gross gains of $196.4 million, $163.4 million and $28.2 million and gross losses of $44.9 million, $134.9 million and $16.6 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $18.6 million and $18.6 million at December 31, 2003 and 2002, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2003, the Company has unfunded commitments of approximately $126.2 million with respect to the funding of limited partnerships.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

As of December 31, 2003 and 2002, 93.7% and 95.1%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, the Company incurred realized losses totaling $58.1 million, $94.4 million and $5.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2003, 2002 and 2001, $6.6 million, $1.6 million and $9.7 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $10.1 million, $2.5 million and $0.4 million during 2003, 2002 and 2001, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

 Fair
Value

Gross Unrealized Losses

Fair Value

Gross Unrealized Losses

 Fair
Value

Gross Unrealized Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value below 80% of amortized cost for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from the Investment, Finance and Actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2003

2002 -Restated

Total mortgage loans

$ 972,102

$ 948,529

Real estate:

Held-for-sale

628

-

Held for production of income

83,793

79,783

Total real estate

$ 84,421

$ 79,783

Real estate held for the production of income primarily consists of the Company's office park located in Wellesley Hills, Massachusetts. Accumulated depreciation on real estate was $16.3 million and $17.9 million at December 31, 2003 and 2002, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $19.5 million and $9.0 million at December 31, 2003 and 2002, respectively, against which there are allowances for losses of $6.4 million and $7.1 million, respectively.  The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

2002 - Restated

Mortgage loans

$ 7,140

$ 484

$ (526)

$ 7,098

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2003

 2002
Restated

Property Type:

Office building

$ 428,312

$ 389,125

Residential

27,427

35,467

Retail

356,080

358,939

Industrial/warehouse

181,195

219,467

Other

69,874

32,412

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4.   INVESTMENTS (CONTINUED)

2003

 2002
Restated

Geographic region:

Arizona

$ 32,083

$ 20,433

California

77,832

81,351

Colorado

15,015

7,324

Connecticut

34,177

26,418

Delaware

13,025

15,266

Florida

86,922

39,958

Georgia

39,681

68,686

Indiana

17,962

15,131

Kentucky

7,224

17,555

Louisiana

23,578

18,652

Maryland

42,934

19,318

Massachusetts

135,722

123,436

Michigan

21,614

41,537

Minnesota

6,539

8,578

Missouri

11,250

5,676

Nevada

6,980

4,581

New Jersey

21,482

16,333

New York

121,069

119,251

North Carolina

30,362

36,318

Ohio

46,478

50,884

Oregon

5,225

5,415

Pennsylvania

85,474

116,826

Tennessee

19,388

12,414

Texas

34,342

24,698

Utah

20,921

18,561

Virginia

17,466

25,593

Washington

59,441

60,844

All other

28,702

34,373

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

At December 31, 2003, scheduled mortgage loan maturities were as follows:

2003

$ 26,169

2004

40,226

2005

18,320

2006

93,852

2007

53,604

Thereafter

739,931

Total

$ 972,102

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $126.8 million and $92.2 million at December 31, 2003 and 2002, respectively.

During 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions. The Company did not sell any commercial mortgage loans in securitization transactions during 2001.  The mortgages were sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches as well as servicing rights, which are considered available for sale securities.  The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $24.6 million and $4.5 million for its 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interest at the date of securitization resulting from securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

0

0

0

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

0

0

0

Residual cash flows discount rate

5.65

5.77

5.92

Treasury rate interpolated for average life

4.37

4.39

4.40

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,640

$ 2,399

$ 2,437

Fair value of retained interests

12,049

2,717

2,761

Weighted average life in years

20.55

20.55

20.66

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,038

2,713

2,757

Fair value of retained interest as a result of a .30% of adverse change

12,030

2,711

2,754

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,563

2,605

2,648

Fair value of retained interest as a result of a 20% of adverse change

11,102

2,499

2,540

The outstanding principal amount of the securitized commercial mortgage loans was $435.3 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization and at December 31, 2003.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2002 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,702

$ 1,291

$ 1,841

Fair value of retained interests

3,009

1,437

2,044

Weighted average life in years

5.49

5.78

7.31

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

2,892

1,415

1,955

Fair value of retained interest as a result of a .30% of adverse change

2,891

1,414

1,846

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

2,838

1,389

1,973

Fair value of retained interest as a result of a 20% of adverse change

2,783

1,362

1,932

The outstanding principal amount of the securitized commercial mortgage loans was $270.0 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization and at December 31, 2003.

Securities Lending

The Company has a securities lending program operated on its behalf by the Company's two primary custodians, JP Morgan Chase and Citibank, N.A., both located in New York. The custodians have indemnified the Company against losses arising from these programs. At December 31, 2003, the Company had securities out on loan of approximately $80.0 million.  There were no securities on loan at December 31, 2002.  The income resulting from these programs was $1.4 million, $1.7 million, and $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  Leveraged leases are included as a part of other invested assets.  The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2003

2002

Lease contract receivable

$ 44,149

$ 56,760

Less: non-recourse debt

(10,874)

(23,485)

Net Receivable

33,275

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(14,790)

(17,323)

Investment in leveraged leases

39,905

37,372

Less: fees

(162)

(187)

Net investment in leveraged leases

$ 39,743

$ 37,185

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

The Company utilizes put options on the S&P 500 Index to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with other invested assets in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC contract) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following:

Year Ended December 31

2003

 2002
Restated

 2001
Restated

Net expense on swap agreements

$ (87,721)

$ (74,699)

$ (23,493)

Change in fair value of swap agreements (interest rate, currency, and equity)

197,506

(159,093)

5,869

Change in fair value of options, futures and embedded derivatives

(312,985)

74,507

7,568

Total derivative losses

$ (203,200)

$ (159,285)

$ (10,056)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2003 and 2002, $59.5 million and $114.8 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2003

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$

11,224,657

$ 151,765

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

 Outstanding at
December 31, 2002 -Restated

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

4,481,776

$ (387,773)

Currency swaps

761,424

97,398

Equity swaps

1,396,116

61,374

S&P 500 index call options

976,759

24,753

S&P 500 index put options

1,153,168

213,174

Total

$

8,769,243

$ 8,926

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 159,474

$ 38,814

$ 21,891

Equity securities

(1,465)

2,378

-

Mortgage and other loans

25,528

4,648

(2,557)

Real estate

3,862

514

1,150

Short term investments

-

2

196

Other invested assets

4,800

8,815

-

Other than temporary declines

(58,114)

(94,137)

(6,050)

Total

$ 134,085

$ (38,966)

$ 14,630

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 1,114,949

$ 1,080,965

$ 476,990

Equity securities

-

484

796

Mortgage and other loans

76,259

75,024

73,160

Real estate

6,952

7,855

5,961

Policy loans

43,335

39,269

8,719

Other

(20,364)

(4,848)

(3,563)

Gross investment income

1,221,131

1,198,749

562,063

Less: Investment expenses

12,381

13,539

7,009

Net investment income

$ 1,208,750

$ 1,185,210

$ 555,054

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments:

December 31, 2003

December 31, 2002 -Restated

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 513,454

$ 513,454

$ 725,550

$ 725,550

Fixed maturities

18,986,033

19,085,102

18,427,845

18,444,365

Equity Securities

1,452

1,452

1,127

1,127

Short-term investments

24,662

24,662

178,017

178,017

Mortgages

972,102

1,059,145

948,529

1,083,530

Derivatives instruments - receivables

400,037

400,037

408,832

408,832

Policy loans

692,887

692,887

682,029

682,029

Separate accounts

17,521,009

17,521,009

15,718,113

15,718,113

Financial liabilities:

Policy Liabilities

18,317,422

15,325,216

17,952,084

17,763,772

Derivative instruments - payables

248,272

248,272

399,906

399,906

Long-term debt

40,500

32,953

-

-

Long-term debt to affiliates

1,025,000

1,123,194

1,025,000

1,068,647

Partnership Capital Securities

607,826

699,069

607,826

616,520

Separate accounts

17,509,294

17,509,294

15,700,969

15,700,969

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

While the Wealth Management Segment currently does not offer traditional life insurance products, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.7 billion as of December 31, 2003.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pool backing the liability is insufficient.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The block was closed for new business effective December 31, 2003.

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures morbidity risks of a block of SLNY's group long-term disability contracts.  The block is closed for new business.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2003

2002 - Restated

2001 - Restated

Insurance premiums:

Direct

$ 65,479

$ 49,190

$ 43,980

Assumed

-

-

-

Ceded

4,961

5,616

2,971

Net premiums

$ 60,518

$ 43,574

$ 41,009

 Insurance and other individual policy benefits and
Claims:

Direct

$ 207,979

$ 225,287

$ 139,963

Assumed

-

-

-

Ceded

6,731

4,125

5,063

Net policy benefits and claims

$ 201,248

$ 221,162

$ 134,900

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' projected benefit obligations and assets, as well as the plans' funded status at December 31:

2003

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 159,650

$ 149,595

Service cost

8,954

8,436

Interest cost

10,494

10,673

Actuarial loss (gain)

16,876

(8,075)

Benefits paid

(5,333)

(4,925)

Plan amendments

-

3,946

Acquisitions

1,048

-

Projected benefit obligation at end of year

$ 191,689

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 179,470

$ 212,965

Other

(888)

(888)

Actual return on plan assets

32,059

(27,682)

Benefits paid

(5,333)

(4,925)

Acquisitions

429

-

Fair value of plan assets at end of year

$ 205,737

$ 179,470

Information on the funded status of the plan:

Funded status

$ 14,048

$ 19,820

Unrecognized net actuarial loss

34,480

38,632

Unrecognized transition obligation

(16,494)

(19,545)

Unrecognized prior service cost

8,276

9,132

4rth quarter contribution

(1,050)

-

Prepaid benefit cost

$ 39,260

$ 48,039

The accumulated benefit obligation at the end of 2003 and 2002 was $169.0 million and $140.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2003

2002

Plan assets

$ 171,978

$ 150,331

Projected benefit obligations

(183,227)

(150,885)

Funded status

$ (11,249)

$ (554)

Accumulated benefit obligation

$ 160,227

$ 131,199

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2003

2002

Components of net periodic benefit cost:

Service cost

$ 8,954

$ 8,437

Interest cost

10,494

10,674

Expected return on plan assets

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

Amortization of prior service cost

855

216

Recognized net actuarial loss (gain)

4,215

120

Net periodic benefit cost

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 5,522

$ 3,834

The Company's share of the net periodic benefit costs for the year ended December 31, 2001 was $1.0 million.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2003

2002

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 7.00% for the year ended December 31, 2001. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2001.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2003

2002

Discount rate

6.75%

7.0%

Expected long term return on plan assets

8.75%

8.75%

Rate of compensation increase

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Assumptions (continued)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2003 and 2002 measurement, and the target allocation for 2004, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2004

2003

2002

Equity Securities

30%-60%

55%

50%

Debt Securities

10%-40%

26%

34%

Commercial Mortgages

10%-25%

15%

15%

Other

5%

4%

1%

Total

-

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

  exceeds the assumed actuarial rate;

  exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

  generates a real rate of return of at least 3% after inflation (CPI), and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $3.0 million and $2.4 million for 2003 and 2002, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2004.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2003 employer contributions under plan sponsorship for the Company and its affiliates was $4.4 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $885,000, $956,000 and $462,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, (in 000's):

Change in benefit obligation:

2003

2002

Benefit obligation at beginning of year

$ 35,981

$ 45,515

Service cost

872

1,195

Interest cost

2,369

2,488

Actuarial (gain)

14,330

(7,586)

Benefits paid

(2,368)

(2,202)

Plan Amendments

-

(3,429)

Acquisitions

94

-

Benefit obligation at end of year

$ 51,278

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,368

2,202

Benefits paid

(2,368)

(2,202)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (51,278)

$ (35,981)

Unrecognized net actuarial loss

25,523

12,477

4TH quarter contribution

639

-

Unrecognized prior service cost

(2,898)

(3,138)

Accrued benefit cost

$ (28,014)

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2003

2002

Components of net periodic benefit cost

Service cost

$ 872

$ 1,195

Interest cost

2,369

2,488

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

832

933

Net periodic benefit cost

$ 3,832

$ 4,375

The Company's share of net periodic benefit cost

$ 2,917

$ 380

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2003

2002

Discount Rate

6.1%

6.75%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2003 and December 31, 2002 were as follows:

Other Benefits

2003

2002

Discount rate

6.75%

7.0%

Rate of compensation increase

4.0%

4.5%

In order to measure the post-retirement benefit obligation for 2003, the Company assumed a 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2004 and assumed to decrease gradually to 5.5% for 2009 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,205

($5,487)

Effect on total of service and interest cost

515

(413)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES

SLUS will continue to file a consolidated federal income tax return with SLOC U.S. Operations Holdings for the year ended December 31, 2003.  Keyport will file a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  (See Note 1 for an explanation of merger).  In 2004 and periods thereafter, the Company will file as part of SLOC U.S. Operations Holding's consolidated return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2003

2002

2001

Federal income tax expense (benefit):

Current

$

(29,240)

$

(80,155)

$

(83,679)

Deferred

56,606

20,706

107,190

Total

$

27,366

$

(59,449)

$

23,511

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2003

2002

2001

Expected federal income tax expense (benefit)

$

44,251

$

(34,994)

$

33,398

Low income housing credit

(6,026)

(6,138)

(6,138)

Non-taxable investment income

-

(1,622)

(195)

Additional tax benefit

(12,118)

(16,700)

(4,200)

Other

1,259

5

646

Federal income tax expense (benefit)

$

27,366

$

(59,449)

$

23,511

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

Restated

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 283,479

$ 88,032

Net operating loss

51,355

46,431

Other

(1,912)

53,755

Total deferred tax assets

332,922

188,218

Deferred tax liabilities:

Deferred policy acquisition costs

(107,075)

(50,880)

Investments, net

(244,744)

(116,831)

Total deferred tax liabilities

(351,819)

(167,711)

Net deferred tax (liability) asset

$ (18,897)

$ 20,507

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $17.1 million in 2003, SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  Additionally, the Company made income tax payments of $10.9 million in 2001.  At December 31, 2003, the Company had $146.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS and Keyport are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2003

2002 - Restated

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2003

 2002
Restated

Balance at January 1

$ 795,648

$ 794,015

Acquisition costs deferred

263,762

288,463

Amortized to expense during the year

(90,608)

(246,973)

Adjustment for unrealized investment gains (losses) during the year

(79,201)

(39,858)

Balance at December 31

$ 889,601

$ 795,648

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2003

2002 - Restated

Balance at January 1

$ 57,692

$ 95,155

Amortized to expense during the year

(7,790)

(4,540)

Adjustment for unrealized investment gains (losses) during the year

(27,511)

(32,923)

Balance at December 31

$ 22,391

$ 57,692

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management Segment instead of the Corporate Segment:

Year ended December 31, 2003

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,766,404

$ 2,973,014

$ 46,535

$ 840,565

$ 43,626,518

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

Year ended December 31, 2001 (Restated)

Total Revenues

$ 765,387

$ 32,345

$ 19,407

$ 78,562

$ 895,701

Total Expenditures

661,257

28,383

15,930

101,637

807,207

Pretax Income (Loss)

104,130

3,962

3,477

(23,075)

88,494

Net Income (Loss)

81,081

3,443

2,641

(12,873)

74,292

Total Assets

$ 39,323,297

$ 1,677,937

$ 37,728

$ 313,801

$ 41,352,763

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company's combined statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

 2002
Restated

 2001
Restated

Statutory surplus and capital

$        1,654,147

$        1,335,391

$ 1,509,987

Statutory net income (loss)

226,136

(286,911)

(284,761)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  On March 19, 2004, the Company's Board of Directors approved $50.0 million of dividends to its parent, SLC (U.S.) Holdings.  The Company did not pay any dividends in 2003 or 2002 and paid $15.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) 10% of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2003, 2002 or 2001

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2003

2002

Unrealized gains (losses) on available-for-sale securities

$ 520,173

$ 468,207

DAC amortization

(132,323)

(53,123)

VOBA amortization

(54,766)

(27,255)

Tax effect

(105,403)

(138,918)

Accumulated Other Comprehensive Income

$ 227,681

$ 248,911

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2003, minimum future lease payments under such leases were as follows:

2004

$ 6,206

2005

5,797

2006

5,695

2007

4,403

2008

1,052

Thereafter

-

Total

$ 23,153

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $23.6 million, $13.8 million and $6.9 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2003, the minimum future lease payments under the two sublease agreements were as follows:

2004

$ 224

2005

224

2006

224

2007

224

2008

56

Thereafter

-

Total

$ 952

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We previously audited and reported on the consolidated statements of income, comprehensive income, stockholder's equity, and cash flows of Sun Life Assurance Company of Canada (U.S.) and subsidiaries for the year ended December 31, 2001, prior to the restatement for the 2003 merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company, which was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations"  for transfers of assets among affiliates (the "2003 Merger").  The contribution of Sun Life Assurance Company of Canada (U.S.) to revenues and net income represented $631.3 million and $(12.7) million of the respective restated totals. Separate financial statements of Keyport Life Insurance Company included in the 2001 restated consolidated statements of income, comprehensive income, stockholder's equity, and cash flows were audited and reported on separately by other auditors. We also audited the combination of the accompanying consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for the year ended December 31, 2001, after restatement for the 2003 Merger; in our opinion, such consolidated statements have been properly combined on the basis described in Note 1 of the notes to consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".  As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets".   As discussed in Note 1 to the consolidated financial statements, effective October 1, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51."

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004

Independent Auditors' Report

To the Participants in All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Series 2 Sub-Account, AIM V.I. International Growth Series 2 Sub-Account, AIM V.I. Premier Equity Series 2 Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth & Income Sub-Account, Alliance VP Worldwide Privatization Fund, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Opportunities Sub-Account, Franklin T.T. Franklin Growth and Income, Franklin T.T. Mutual Shares Securities, Franklin T.T. Templeton Foreign Securities, Galaxy VIP Quality Plus Bond Sub-Account, Galaxy VIP Quality Columbia Real Estate Equity Sub-Account, Galaxy VIP Columbia High Yield, Liberty VIT Colonial High Yield Securities Sub-Account, Liberty VIT Colonial Strategic Income Sub-Account, Liberty VIT Liberty Growth & Income Sub-Account, Liberty VIT Liberty S&P 500 Index Sub-Account, Liberty VIT Liberty Select Value Sub-Account, Liberty VIT Liberty All Star Equity Sub-Account, Liberty VIT Liberty Federal Securities VA Class Sub-Account, Liberty VIT Liberty Federal Securities Sub-Account, Liberty VIT Newport Tiger Sub-Account, Liberty VIT Rydex Financial Services Sub-Account, Liberty VIT Rydex Health Care Sub-Account, Liberty VIT Wanger Foreign Forty Sub-Account, Liberty VIT Wanger International Small Cap Sub-Account, Liberty VIT Wanger Twenty Sub-Account, Liberty VIT Wanger U.S. Small Cap Sub-Account, Lord Abbott Series Growth & Income Fund, Lord Abbott Series Mid-Cap Value Fund, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Investors Growth Stock Sub-Account, MFS/Sun Life Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, Rydex VIT OTC Sub-Account, Stein Roe VIT Liberty Asset Allocation Sub-Account, Stein Roe VIT Growth Stock Sub-Account and Stein Roe VIT Liberty Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the ''Sub-Accounts'') as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003 and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2004

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003

Assets:

Investments in:

 AIM Variable Insurance Fund, Inc.

Shares

Cost

Value

 V.I. Capital Appreciation Fund Series 2 (AI7)

3,780

$

67,773

$

79,994

 V.I. International Growth Fund Series 2 (AI8)

9,118

111,770

145,523

 V.I. Premier Equity Fund Series 2 (AI9)

2,390

39,319

48,125

 Alliance Variable Products Series Fund, Inc.

 Premier Growth Fund (AN1)

107,658

2,151,746

2,296,340

 Technology Fund (AN2)

19,153

256,595

274,840

 Growth and Income Fund (AN3)

149,451

2,876,160

3,231,138

          Worldwide Privatization Fund (AN4)

5,361

78,642

87,069

 Fidelity Variable Insurance Products Funds

 Equity Income Portfolio (FLE)

13,476

259,171

309,403

 Growth Opportunities Portfolio (FLG)

465

5,518

6,970

 Franklin Templeton Trust

          Franklin Growth and Income (FGI)

7,143

92,170

102,217

          Mutual Shares Securities (FMS)

26,436

369,882

393,630

          Templeton Foreign Securities (FTI)

245,811

2,711,495

3,008,721

 Galaxy Variable Insurance Products Funds

 VIP Quality Plus Bond (GHQ)

-

-

-

 VIP Quality Columbia Real Estate Equity (GCR)

18,630

210,504

204,177

          Columbia High Yield (HCY)

220,341

2,046,389

2,051,380

 Liberty Variable Investment Trust

 Colonial High Yield Securities Fund (CHY)

-

-

-

 Colonial Strategic Income Fund (CSI)

239,671

2,274,026

2,348,773

 Liberty Growth & Income Fund (CGI)

40,360

525,993

570,697

 Liberty S&P 500 Index Fund (LIF)

178,139

1,600,550

1,708,355

 Liberty Select Value Fund (LSV)

38,265

502,867

589,668

 Liberty All Star Equity Fund (LAS)

22,867

237,613

249,938

 Liberty Federal Securities Fund, VA Class (ACL)

164,570

1,851,842

1,843,183

 Liberty Federal Securities Fund (LFS)

215,203

2,372,915

2,393,058

 Newport Tiger Fund (NTF)

198,676

404,811

421,193

 Rydex Financial Services Fund (RFS)

30

571

791

 Rydex Health Care Fund (RHC)

734

14,436

17,826

 Wanger Foreign Forty Fund (WFF)

107,266

1,287,051

1,487,783

 Wanger International Small Cap Fund (WIS)

16,044

266,149

315,747

 Wanger Twenty Fund (WTF)

87,594

1,531,062

1,624,862

 Wanger U.S. Small Cap Fund (USC)

148,131

3,512,560

3,926,963

 Lord Abbott Series Fund, Inc.

          Growth & Income Portfolio (LA1)

62,301

1,410,453

1,527,613

          Mid-Cap Value (LA2)

42,783

688,629

729,018

 MFS/Sun Life Series Trust

 Emerging Growth Series (TEG)

8,144

112,044

125,504

 Investors Growth Stock Series (TMI)

84,025

686,353

720,097

 Investors Trust Series (STI)

9,884

147,717

160,720

 New Discovery Series (TND)

6,050

81,079

83,785

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

25,839

318,948

319,371

 Total Return Bond Portfolio (PTR)

437,962

4,542,889

4,537,285

 Rydex Variable Trust

 OTC Fund (RX2)

1,267

12,024

16,678

 SteinRoe Variable Investment Trust

 Liberty Asset Allocation Fund (SBF)

269,349

3,455,923

3,703,553

 Growth Stock Fund (SGF)

8,514

193,722

205,950

 Liberty Money Market Fund (SMM)

5,147,821

5,147,821

5,147,821

$

44,457,182

$

47,015,759

 Receivable from sponsor

23,782

 Net assets

$

47,039,541

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003 - continued

Net Assets Applicable to Contract Owners

Applicable to Owners of Deferred Variable Annuity Contracts

Reserve for Variable Annuities

Consolidated All Star Contracts:

Units

Value

Total

 AIM Variable Insurance Fund, Inc.

 A17

8,460

$ 79,994

$ -

$ 79,994

 AI8

13,942

145,523

-

145,523

 AI9

5,527

48,125

-

48,125

 Alliance Variable Products Series Fund, Inc.

 AN1

236,151

2,296,340

-

2,296,340

 AN2

19,462

274,840

-

274,840

 AN3

305,193

3,231,138

-

3,231,138

                          AN4

6,937

87,069

-

87,069

 Fidelity Variable Insurance Products Funds

 FLE

30,799

309,403

-

309,403

 FLG

698

6,970

-

6,970

 Franklin Templeton Trust

                           FGI

8,184

102,217

-

102,217

                           FMS

32,937

393,630

-

393,630

                           FTI

230,811

3,008,721

-

3,008,721

 Galaxy Variable Insurance Products Funds

 GHQ

-

-

-

-

 GCR

15,963

204,177

-

204,177

                          HCY

183,997

2,051,380

24,007

2,075,387

 Liberty Variable Investment Trust

 CHY

-

-

-

-

 CSI

189,152

2,324,105

24,443

2,348,548

 CGI

53,627

570,697

-

570,697

 LIF

153,372

1,708,355

-

1,708,355

 LSV

54,846

589,668

-

589,668

 LAS

24,542

249,938

-

249,938

 ACL

182,981

1,843,183

1,843,183

 LFS

228,469

2,393,058

-

2,393,058

 NTF

35,955

421,193

-

421,193

 RFS

82

791

-

791

 RHC

1,787

17,826

-

17,826

 WFF

117,587

1,487,783

-

1,487,783

 WIS

24,499

315,747

-

315,747

 WTF

133,952

1,624,862

-

1,624,862

 USC

323,395

3,926,963

-

3,926,963

 Lord Abbott Series Fund, Inc.

                           LA1

123,698

1,527,613

-

1,527,613

                           LA2

58,062

729,018

-

729,018

 MFS/Sun Life Series Trust

 TEG

12,449

125,504

-

125,504

 TMI

75,961

720,097

-

720,097

 STI

16,476

160,720

-

160,720

 TND

6,864

83,785

-

83,785

 PIMCO Variable Insurance Trust

                           PRR

30,567

319,371

-

319,371

                           PTR

451,418

4,537,285

-

4,537,285

 Rydex Variable Trust

 RX2

1,784

16,678

-

16,678

 SteinRoe Variable Investment Trust

 SBF

343,250

3,703,553

-

3,703,553

 SGF

20,483

205,950

-

205,950

 SMM

522,944

5,147,821

-

5,147,821

$ 46,991,091

$ 48,450

$ 47,039,541

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Year Ended December 31, 2003

 AI7
Sub-Account

 AI8
Sub-Account

 AI9
Sub-Account

 AN1
Sub-Account

 AN2
Sub-Account

 AN3
Sub-Account

Income and expenses:

 Dividend income

$

-

$

443

$

104

$

41

$

-

$

7,287

 Mortality and expense risk charges

(783

)

(9,611

)

(818

)

(13,247

)

(1,356

)

(22,715

)

 Distribution expense charges

(94

)

(1,153

)

(98

)

(1,590

)

(163

)

(2,726

)

 Net investment income (loss)

$

(877

)

$

(10,321

)

$

(812

)

$

(14,796

)

$

(1,519

)

$

(18,154

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(6

)

$

389,876

$

(312

)

$

628

$

3,755

$

35,910

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

(6

)

$

389,876

$

(312

)

$

628

$

3,755

$

35,910

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

12,221

$

33,753

$

8,806

$

144,594

$

18,245

$

354,978

 Beginning of period

(1,893

)

(18,749

)

(1,552

)

(15,317

)

137

(16,791

)

 Change in unrealized appreciation (depreciation)

$

14,114

$

52,502

$

10,358

$

159,911

$

18,108

$

371,769

 Realized and unrealized gains (losses)

$

14,108

$

442,378

$

10,046

$

160,539

$

21,863

$

407,679

Increase (Decrease) in net assets from operations

$

13,231

$

432,057

$

9,234

$

145,743

$

20,344

$

389,525

 AN4
Sub-Account

 FLE
Sub-Account

 FLG
Sub-Account

 FGI
Sub-Account

 FMS
Sub-Account

 FTI
Sub-Account

Income and expenses:

 Dividend income

$

-

$

4,137

$

27

$

-

$

-

$

1,204

 Mortality and expense risk charges

(222

)

(3,986

)

(88

)

(459

)

(1,007

)

(13,997

)

 Distribution expense charges

(27

)

(478

)

(11

)

(55

)

(121

)

(1,680

)

 Net investment income (loss)

$

(249

)

$

(327

)

$

(72

)

$

(514

)

$

(1,128

)

$

(14,473

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

199

$

(1,108

)

$

(1

)

$

79

$

226

$

21,683

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

199

$

(1,108

)

$

(1

)

$

79

$

226

$

21,683

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

8,427

$

50,232

$

1,452

$

10,047

$

23,748

$

297,226

 Beginning of period

-

(12,266

)

(67

)

-

-

-

 Change in unrealized appreciation (depreciation)

$

8,427

$

62,498

$

1,519

$

10,047

$

23,748

$

297,226

 Realized and unrealized gains (losses)

$

8,626

$

61,390

$

1,518

$

10,126

$

23,974

$

318,909

Increase (Decrease) in net assets from operations

$

8,377

$

61,063

$

1,446

$

9,612

$

22,846

$

304,436

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Year Ended December 31, 2003- continued

 GHQ
Sub-Account

 GCR
Sub-Account

 HCY
Sub-Account

 CHY
Sub-Account

 CSI
Sub-Account

 CGI
Sub-Account

Income and expenses:

 Dividend income

$

14,706

$

3,159

$

42,703

$

5,414

$

162,184

$

6,082

 Mortality and expense risk charges

(4,714

)

(1,267

)

(10,801

)

(1,034

)

(27,108

)

(3,949

)

 Distribution expense charges

(566

)

(152

)

(1,296

)

(124

)

(3,253

)

(474

)

 Net investment income (loss)

$

9,426

$

1,740

$

30,606

$

4,256

$

131,823

$

1,659

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

2,350

$

1,311

$

3,937

$

(2,998

)

$

10,458

$

(8,422

)

 Realized gain distributions

9,753

24,515

-

-

-

-

 Net realized gains (losses)

$

12,103

$

25,826

$

3,937

$

(2,998

)

$

10,458

$

(8,422

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

-

$

(6,327

)

$

4,991

$

-

$

74,747

$

44,704

 Beginning of year

19,059

(1,405

)

-

(11,530

)

(23,961

)

(9,158

)

 Change in unrealized appreciation (depreciation)

$

(19,059

)

$

(4,922

)

$

4,991

$

11,530

$

98,708

$

53,862

 Realized and unrealized gains (losses)

$

(6,956

)

$

20,904

$

8,928

$

8,532

$

109,166

$

45,440

Increase (Decrease) in net assets from operations

$

2,470

$

22,644

$

39,534

$

12,788

$

240,989

$

47,099

 LIF
Sub-Account

 LSV
Sub-Account

 LAS
Sub-Account

 ACL
Sub-Account

 LFS
Sub-Account

 NTF
Sub-Account

Income and expenses:

 Dividend income

$

11,217

$

869

$

96

$

-

$

43,308

$

1,941

 Mortality and expense risk charges

(8,912

)

(5,772

)

(897

)

(20,717

)

(22,509

)

(478

)

 Distribution expense charges

(1,069

)

(693

)

(108

)

(2,486

)

(2,701

)

(57

)

 Net investment income (loss)

$

1,236

$

(5,596

)

$

(909

)

$

(23,203

)

$

18,098

$

1,406

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

7,888

$

(13,536

)

$

6,939

$

(3,234

)

$

44,498

$

297

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

7,888

$

(13,536

)

$

6,939

$

(3,234

)

$

44,498

$

297

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

107,805

$

86,801

$

12,325

$

(8,659

)

$

20,143

$

16,382

 Beginning of period

(30,461

)

(15,851

)

(1,337

)

-

19,200

(250

)

 Change in unrealized appreciation (depreciation)

$

138,266

$

102,652

$

13,662

$

(8,659

)

$

943

$

16,632

 Realized and unrealized gains (losses)

$

146,154

$

89,116

$

20,601

$

(11,893

)

$

45,441

$

16,929

Increase (Decrease) in net assets from operations

$

147,390

$

83,520

$

19,692

$

(35,096

)

$

63,539

$

18,335

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Year Ended December 31, 2003- continued

 RFS
Sub-Account

 RHC
Sub-Account

 WFF
Sub-Account

 WIS
Sub-Account

 WTF
Sub-Account

 USC
Sub-Account

Income and expenses:

 Dividend income

$

1

$

-

$

90

$

729

$

-

$

-

 Mortality and expense risk charges

(12

)

(229

)

(7,668

)

(7,600

)

(8,877

)

(23,039

)

 Distribution expense charges

(1

)

(28

)

(920

)

(912

)

(1,065

)

(2,765

)

 Net investment income (loss)

$

(12

)

$

(257

)

$

(8,498

)

$

(7,783

)

$

(9,942

)

$

(25,804

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

26

$

75

$

22,926

$

306,884

$

18,825

$

20,731

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

26

$

75

$

22,926

$

306,884

$

18,825

$

20,731

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

220

$

3,390

$

200,732

$

49,598

$

93,800

$

414,403

 Beginning of period

-

(119

)

(2,431

)

(6,065

)

(530

)

(19,034

)

 Change in unrealized appreciation (depreciation)

$

220

$

3,509

$

203,163

$

55,663

$

94,330

$

433,437

 Realized and unrealized gains (losses)

$

246

$

3,584

$

226,089

$

362,547

$

113,155

$

454,168

Increase (Decrease) in net assets from operations

$

234

$

3,327

$

217,591

$

354,764

$

103,213

$

428,364

LA1 Sub-Account

 LA2
Sub-Account

 TEG
Sub-Account

 TMI
Sub-Account

 STI
Sub-Account

 TND
Sub-Account

Income and expenses:

 Dividend income

$

8,184

$

2,601

$

-

$

-

$

117

$

-

 Mortality and expense risk charges

(6,197

)

(2,043

)

(1,016

)

(3,257

)

(1,062

)

(489

)

 Distribution expense charges

(744

)

(245

)

(122

)

(391

)

(127

)

(59

)

 Net investment income (loss)

$

1,243

$

313

$

(1,138

)

$

(3,648)

$

(1,072

)

$

(548

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

5,666

$

2,461

$

870

$

(432

)

$

(1,724

)

$

1,918

 Realized gain distributions

-

5,377

-

-

-

-

 Net realized gains (losses)

$

5,666

$

7,838

$

870

$

(432

)

$

(1,724

)

$

1,918

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

117,160

$

40,389

$

13,460

$

33,744

$

13,003

$

2,706

 Beginning of period

-

-

(920

)

(5,619

)

(1,469

)

(706

)

 Change in unrealized appreciation (depreciation)

$

117,160

$

40,389

$

14,380

$

39,363

$

14,472

$

3,412

 Realized and unrealized gains (losses)

$

122,826

$

48,227

$

15,250

$

38,931

$

12,748

$

5,330

Increase (Decrease) in net assets from operations

$

124,069

$

48,540

$

14,112

$

35,283

$

11,676

$

4,782

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Year Ended December 31, 2003- continued

 PRR
Sub-Account

 PTR
Sub-Account

 RX2
Sub-Account

 SBF
Sub-Account

 SGF
Sub-Account

SMM Sub-Account

Income and Expenses:

 Dividend income

$

547

$

30,087

$

-

$

12,077

$

71

$

23,557

 Mortality and expense risk charges

(1,307

)

(21,970

)

(279

)

(20,937

)

(993

)

(57,872

)

 Distribution expense charges

(157

)

(2,636

)

(33

)

(2,512

)

(119

)

(6,945

)

 Net investment income (loss)

$

(917

)

$

5,481

$

(312

)

$

(11,372

)

$

(1,041

)

$

(41,260

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

1,434

$

(1,702

)

$

281

$

589

$

(152

)

$

-

 Realized gain distributions

5,576

31,683

-

-

-

-

 Net realized gains (losses)

$

7,010

$

29,981

$

281

$

589

$

(152

)

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

423

$

(5,604

)

$

4,654

$

247,630

$

12,228

$

-

 Beginning of period

-

-

(546

)

(6,178

)

(2,798

)

-

 Change in unrealized appreciation (depreciation)

$

423

$

(5,604

)

$

5,200

$

253,808

$

15,026

$

-

 Realized and unrealized gains (losses)

$

7,433

$

24,377

$

5,481

$

254,397

$

14,874

$

-

Increase (Decrease) in net assets from operations

$

6,516

$

29,858

$

5,169

$

243,025

$

13,833

$

(41,260

)

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets
	A17		A18		A19		AN1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)

Operations:
Net investment income (loss)	$(877)	$(132)	$(10,321)	$(266)	$(812)	$(76)	$(14,796)	$(1,175)
Net realized gains (losses)	(6)	(49)	389,876	(5,727)	(312)	(91)	628	(3,166)
Net unrealized gains (losses)	14,114	(1,893)	52,502	(18,749)	10,358	(1,552)	159,911	(15,317)
Increase (Decrease) in net assets from operations	$13,231	$(2,074)	$432,057	$(24,742)	$9,234	$(1,719)	$145,743	$(19,658)

Participant transactions:
Accumulation activity:
Purchase payments received	$23,013	$14,134	$68,155	$273,978	$-	$12,003	$1,659,116	$166,745
Net transfers between Sub-Accounts and Fixed Account	33,364	442	(643,738)	65,663	(18,470)	50,552	333,923	33,589
Withdrawals, surrenders, annuitizations and contract charges	(2,116)	-	(12,049)	(13,801)	(3,380)	(95)	(21,554)	(1,564)
Net accumulation activity	$54,261	$14,576	$(587,632)	$325,840	$(21,850)	$62,460	$1,971,485	$198,770

Annuitization activity:
Annutizations	$-	$-	$-	$-	$-	-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-
Net Annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$54,261	$14,576	$(587,632)	$325,840	$(21,850)	$62,460	$1,971,485	$198,770

Increase (Decrease) in net assets	$67,492	$12,502	$(155,575)	$301,098	$(12,616)	$60,741	$2,117,228	$179,112

Net assets:
Beginning of year	$12,502	$-	$301,098	$-	$60,741	$-	$179,112	$-
End of year	$79,994	$12,502	$145,523	$301,098	$48,125	$60,741	$2,296,340	$179,112

Unit Transactions:
Beginning of year	1,677	-	36,788	-	8,550	-	24,572	-
Purchased	3,298	1,619	8,583	30,651	-	1,607	175,643	20,537
Transferred between Sub-Accounts and Fixed Accumulation Account	3,717	58	(29,987)	7,827	(2,589)	6,956	38,541	4,243
Withdrawn, surrendered and Annuitized	(232)	-	(1,442)	(1,690)	(434)	(13)	(2,605)	(208)
End of year	8,460	1,677	13,942	36,788	5,527	8,550	236,151	24,572

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AN2		AN3		AN4	FLE
	Sub-Account		Sub-Account		Sub-Account	Sub-Account
	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Period Ended December 31, 2003 (g)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)

Operations:
Net investment income (loss)	$(1,519)	$(7)	$(18,154)	$(2,319)	$(249)	$(327)	$(1,956)
Net realized gains (losses)	3,755	(1)	35,910	(13,177)	199	(1,108)	(13,693)
Net unrealized gains (losses)	18,108	137	371,769	(16,791)	8,427	62,498	(12,266)
Increase (Decrease) in net assets from operations	$20,344	$129	$389,525	$(32,287)	$8,377	$61,063	$(27,915)

Participant transactions:
Accumulation activity:
Purchase payments received	$299,934	$1,485	$2,241,041	$548,564	$77,082	$17,798	$304,172
Net transfers between Sub-Accounts and Fixed Account	(46,670)	(25)	242,890	16,412	2,021	44,482	(36,598)
Withdrawals, surrenders, annuitizations and contract charges	(305)	(52)	(136,725)	(38,282)	(411)	(29,677)	(23,922)
Net accumulation activity	$252,959	$1,408	$2,347,206	$526,694	$78,692	$32,603	$243,652

Annuitization activity:
Annutizations	$-	$-	$-	$-	$-	-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-
Net Annuitization activity	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$252,959	$1,408	$2,347,206	$526,694	$78,692	$32,603	$243,652

Increase (Decrease) in net assets	$273,303	$1,537	$2,736,731	$494,407	$87,069	$93,666	$215,737

Net assets:
Beginning of year	$1,537	$-	$494,407	$-	$-	$215,737	$-
End of year	$274,840	$1,537	$3,231,138	$494,407	$87,069	$309,403	$215,737

Unit Transactions:
Beginning of year	252	-	65,510	-	-	27,398	-
Purchased	28,979	267	228,824	68,801	6,765	2,268	35,296
Transferred between Sub-Accounts and Fixed Accumulation Account	(9,729)	(6)	26,571	1,719	207	4,977	(4,917)
Withdrawn, surrendered and Annuitized	(40)	(9)	(15,712)	(5,010)	(35)	(3,844)	(2,981)
End of year	19,462	252	305,193	65,510	6,937	30,799	27,398

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(g ) For the period July 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FLG		FGI	FMS	FTI	GHQ		GCR
	Sub-Account		Sub-Account	Sub-Account	Sub-Account	Sub-Account		Sub-Account
	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Period Ended December 31, 2003 (f )	Period Ended December 31, 2003 (g)	Period Ended December 31, 2003 (e)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)

Operations:
Net investment income (loss)	$(72)	$(19)	$(514)	$(1,128)	$(14,473)	$9,426	$8,263	$1,740	$383
Net realized gains (losses)	(1)	1	79	226	21,683	12,103	8,558	25,826	1,007
Net unrealized gains (losses)	1,519	(67)	10,047	23,748	297,226	(19,059)	19,059	(4,922)	(1,405)
Increase (Decrease) in net assets from operations	$1,446	$(85)	$9,612	$22,846	$304,436	$2,470	$35,880	$22,644	$(15)

Participant transactions:
Accumulation activity:
Purchase payments received	$-	$-	$61,332	$220,414	$2,158,477	$379,098	$725,358	$192,573	$22,593
Net transfers between Sub-Accounts and Fixed Account	286	5,327	32,284	151,673	648,678	(1,163,652)	166,852	5,057	5,414
Withdrawals, surrenders, annuitizations and contract charges	(4)	-	(1,011)	(1,303)	(102,870)	(42,664)	(103,342)	(44,089)	-
Net accumulation activity	$282	$5,327	$92,605	$370,784	$2,704,285	$(827,218)	$788,868	$153,541	$28,007

Annuitization activity:
Annutizations	$-	$-	$-	$-	$-	-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-	-
Net Annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$282	$5,327	$92,605	$370,784	$2,704,285	$(827,218)	$788,868	$153,541	$28,007

Increase (Decrease) in net assets	$1,728	$5,242	$102,217	$393,630	$3,008,721	$(824,748)	$824,748	$176,185	$27,992

Net assets:
Beginning of year	$5,242	$-	$-	$-	$-	$824,748	$-	$27,992	$-
End of year	$6,970	$5,242	$102,217	$393,630	$3,008,721	$-	$824,748	$204,177	$27,992

Unit Transactions:
Beginning of year	674	-	-	-	-	75,702	-	2,961	-
Purchased	-	-	5,363	19,413	181,414	39,257	69,439	15,699	2,387
Transferred between Sub-Accounts and Fixed Accumulation Account	24	674	2,912	13,641	57,756	(106,204)	15,822	632	574
Withdrawn, surrendered and Annuitized	-	-	(91)	(117)	(8,359)	(8,755)	(9,559)	(3,329)	-
End of year	698	674	8,184	32,937	230,811	-	75,702	15,963	2,961

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(e) For the period May 1, 2003 (commencement of operations) through December 31, 2003.

  For the period June 1, 2003 (commencement of operations) through December 31, 2003.
  For the period July 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	HCY	CHY		CSI		CGI		LIF
	Sub-Account	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended December 31, 2003 (d)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)	Year Ended December 31, 2003	Period Ended December 31, 2002 (a)

Operations:
Net investement income (loss)	$30,606	$4,256	$10,447	$131,823	$31,140	$1,659	$648	$1,236	$(19)
Net realized gains (losses)	3,937	(2,998)	(1,182)	10,458	86	(8,422)	(7,569)	7,888	(4,233)
Net unrealized gains (losses)	4,991	11,530	(11,530)	98,708	(23,961)	53,862	(9,158)	138,266	(30,461)
Increase (Decrease) in net assets from operations	$39,534	$12,788	$(2,265)	$240,989	$7,265	$47,099	$(16,079)	$147,390	$(34,713)

Participant transactions:
Accumulation activity:
Purchase payments received	$1,555,771	$73,281	$127,042	$1,706,223	$353,632	$449,744	$121,381	$1,406,482	$301,748
Net transfers between Sub-Accounts and Fixed Account	582,017	(230,192)	33,284	39,777	53,713	56,078	59,503	(52,495)	51,237
Withdrawals, surrenders, annuitizations and contract charges	(150,171)	(1,727)	(12,211)	(77,402)	(92)	(123,835)	(23,194)	(95,510)	(15,784)
Net accumulation activity	$1,987,617	$(158,638)	$148,115	$1,668,598	$407,253	$381,987	$157,690	$1,258,477	$337,201

Annuitization activity:
Annutizations	$24,229	$-	$-	$24,668	$-	-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	24,007	-	-	(225)	-	-	-	-	-
Net Annuitization activity	$48,236	$-	$-	$24,443	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$2,035,853	$(158,638)	$148,115	$1,693,041	$407,253	$381,987	$157,690	$1,258,477	$337,201

Increase (Decrease) in net assets	$2,075,387	$(145,850)	$145,850	$1,934,030	$414,518	$429,086	$141,611	$1,405,867	$302,488

Net assets:
Beginning of year	$-	$145,850	$-	$414,518	$-	$141,611	$-	$302,488	$-
End of year	$2,075,387	$-	$145,850	$2,348,548	$414,518	$570,697	$141,611	$1,708,355	$302,488

Unit Transactions:
Beginning of year	-	15,447	-	39,208	-	18,741	-	39,731	-
Purchased	141,792	7,633	13,202	152,927	33,948	41,611	14,086	129,778	35,219
Transferred between Sub-Accounts and Fixed Accumulation Account	55,505	(22,902)	3,572	3,560	5,269	5,519	7,689	(7,616)	6,589
Withdrawn, surrendered and Annuitized	(13,300)	(178)	(1,327)	(6,543)	(9)	(12,244)	(3,034)	(8,521)	(2,077)
End of year	183,997	-	15,447	189,152	39,208	53,627	18,741	153,372	39,731

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(d) For the period April 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	LSV		LAS		ACL	LFS		NTF
	Sub-Account		Sub-Account		Sub-Account	Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (a)	2003	2002 (a)	2003 (e)	2003	2002 (a)	2003	2002 (a)
Operations:
Net investment income (loss)	$(5,596)	$(1,546)	$(909)	$(94)	$(23,203)	$18,098	$(4,524)	$1,406	$85
Net realized gains (losses)	(13,536)	(5,824)	6,939	(244)	(3,234)	44,498	5,710	297	-
Net unrealized gains (losses)	102,652	(15,851)	13,662	(1,337)	(8,659)	943	19,200	16,632	(250)
Increase (Decrease) in net assets from operations	$83,520	$(23,221)	$19,692	$(1,675)	$(35,096)	$63,539	$20,386	$18,335	$(165)

Participant transactions:
Accumulation activity:
Purchase payments received	$197,425	$293,265	$222,961	$34,043	$54,237	$2,404,729	$612,713	$392,607	$10,723
Net transfers between Sub-Accounts and Fixed Account	26,216	65,012	(30,786)	6,512	1,888,888	(679,965)	147,502	(486)	186
Withdrawals, surrenders, annuitizations and contract charges	(29,374)	(23,175)	(761)	(48)	(64,846)	(84,843)	(91,003)	(7)	-
Net accumulation activity	$194,267	$335,102	$191,414	$40,507	$1,878,279	$1,639,921	$669,212	$392,114	$10,909

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$194,267	$335,102	$191,414	$40,507	$1,878,279	$1,639,921	$669,212	$392,114	$10,909

Increase (Decrease) in net assets	$277,787	$311,881	$211,106	$38,832	$1,843,183	$1,703,460	$689,598	$410,449	$10,744

Net assets:
Beginning of year	$311,881	$-	$38,832	$-	$-	$689,598	$-	$10,744	$-
End of year	$589,668	$311,881	$249,938	$38,832	$1,843,183	$2,393,058	$689,598	$421,193	$10,744

Unit Transactions:
Beginning of year	38,195	-	5,292	-	-	63,662	-	1,345	-
Purchased	18,876	33,286	23,065	4,448	2,282	232,354	58,273	34,638	1,322
Transferred between Sub-Accounts and Fixed Accumulation Account	1,471	7,712	(3,715)	851	187,125	(59,710)	13,860	(27)	23
Withdrawn, surrendered and Annuitized	(3,696)	(2,803)	(100)	(7)	(6,426)	(7,837)	(8,471)	(1)	-
End of year	54,846	38,195	24,542	5,292	182,981	228,469	63,662	35,955	1,345

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

  For the period May 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RFS		RHC		WFF		WIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003 (c)	2002 (b)	2003	2002 (a)	2003	2002 (a)	2003	2002 (a)
Operations:
Net investment income (loss)	$(12)	$-	$(257)	$(58)	$(8,498)	$(214)	$(7,783)	$(961)
Net realized gains (losses)	26	(10)	75	(5)	22,926	(28)	306,884	(1,031)
Net unrealized gains (losses)	220	-	3,509	(119)	203,163	(2,431)	55,663	(6,065)
Increase (Decrease) in net assets from operations	$234	$(10)	$3,327	$(182)	$217,591	$(2,673)	$354,764	$(8,057)

Participant transactions:
Accumulation activity:
Purchase payments received	$835	$-	$836	$2,205	$989,799	$25,182	$155,599	$116,647
Net transfers between Sub-Accounts and Fixed Account	-	125	6,027	5,915	266,362	407	(363,707)	64,369
Withdrawals, surrenders, annuitizations and contract charges	(278)	(115)	(302)	-	(8,885)	-	(3,146)	(722)
Net accumulation activity	$557	$10	$6,561	$8,120	$1,247,276	$25,589	$(211,254)	$180,294

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$557	$10	$6,561	$8,120	$1,247,276	$25,589	$(211,254)	$180,294

Increase (Decrease) in net assets	$791	$-	$9,888	$7,938	$1,464,867	$22,916	$143,510	$172,237

Net assets:
Beginning of year	$-	$-	$7,938	$-	$22,916	$-	$172,237	$-
End of year	$791	$-	$17,826	$7,938	$1,487,783	$22,916	$315,747	$172,237

Unit Transactions:
Beginning of year	-	-	1,014	-	2,669	-	20,913	-
Purchased	113	-	112	289	87,989	2,621	15,208	13,337
Transferred between Sub-Accounts and Fixed Accumulation Account	-	14	694	725	27,748	48	(11,249)	7,659
Withdrawn, surrendered and Annuitized	(31)	(14)	(33)	-	(819)	-	(373)	(83)
End of year	82	-	1,787	1,014	117,587	2,669	24,499	20,913

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(b) For the period May 1, 2002 (commencement of operations) through August 2, 2002.

  For the period February 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statement

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	WTF		USC		LA1	LA2	TEG
	Sub-Account		Sub-Account		Sub-Account	Sub-Account	Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (a)	2003	2002 (a)	2003 (e)	2003 (e)	2003	2002 (a)
Operations:
Net investment income (loss)	$(9,942)	$(1,171)	$(25,804)	$(3,320)	$1,243	$313	$(1,138)	$(254)
Net realized gains (losses)	18,825	(81)	20,731	(13,828)	5,666	7,838	870	(20)
Net unrealized gains (losses)	94,330	(530)	433,437	(19,034)	117,160	40,389	14,380	(920)
Increase (Decrease) in net assets from operations	$103,213	$(1,782)	$428,364	$(36,182)	$124,069	$48,540	$14,112	$(1,194)

Participant transactions:
Accumulation activity:
Purchase payments received	$1,116,859	$128,029	$2,779,583	$456,089	$1,083,127	$599,732	$81,560	$-
Net transfers between Sub-Accounts and Fixed Account	390,742	14,732	494,230	45,157	327,287	126,351	(17,653)	49,358
Withdrawals, surrenders, annuitizations and contract charges	(126,852)	(79)	(214,391)	(25,887)	(6,870)	(45,605)	(565)	(114)
Net accumulation activity	$1,380,749	$142,682	$3,059,422	$475,359	$1,403,544	$680,478	$63,342	$49,244

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$1,380,749	$142,682	$3,059,422	$475,359	$1,403,544	$680,478	$63,342	$49,244

Increase (Decrease) in net assets	$1,483,962	$140,900	$3,487,786	$439,177	$1,527,613	$729,018	$77,454	$48,050

Net assets:
Beginning of year	$140,900	$-	$439,177	$-	$-	$-	$48,050	$-
End of year	$1,624,862	$140,900	$3,926,963	$439,177	$1,527,613	$729,018	$125,504	$48,050

Unit Transactions:
Beginning of year	15,349	-	56,320	-	-	-	6,962	-
Purchased	95,576	13,745	243,308	54,088	94,527	50,979	9,429	-
Transferred between Sub-Accounts and Fixed Accumulation Account	33,714	1,612	43,262	5,480	29,766	10,915	(3,876)	6,978
Withdrawn, surrendered and Annuitized	(10,687)	(8)	(19,495)	(3,248)	(595)	(3,832)	(66)	(16)
End of year	133,952	15,349	323,395	56,320	123,698	58,062	12,449	6,962

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(e) For the period May 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	TMI		STI		TND		PRR	PTR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account	Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (a)	2003	2002 (a)	2003	2002 (a)	2003 (e)	2003 (e)
Operations:
Net investment income (loss)	$(3,648)	$(452)	$(1,072)	$(290)	$(548)	$(51)	$(917)	$5,481
Net realized gains (losses)	(432)	(376)	(1,724)	(2,856)	1,918	(38)	7,010	29,981
Net unrealized gains (losses)	39,363	(5,619)	14,472	(1,469)	3,412	(706)	423	(5,604)
Increase (Decrease) in net assets from operations	$35,283	$(6,447)	$11,676	$(4,615)	$4,782	$(795)	$6,516	$29,858

Participant transactions:
Accumulation activity:
Purchase payments received	$510,316	$47,771	$76,066	$69,355	$76,081	$7,342	$223,701	$3,302,063
Net transfers between Sub-Accounts and Fixed Account	216,357	3,023	51,290	5,832	(8,014)	4,750	182,679	1,380,563
Withdrawals, surrenders, annuitizations and contract charges	(85,979)	(227)	(24,436)	(24,448)	(361)	-	(93,525)	(175,199)
Net accumulation activity	$640,694	$50,567	$102,920	$50,739	$67,706	$12,092	$312,855	$4,507,427

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$640,694	$50,567	$102,920	$50,739	$67,706	$12,092	$312,855	$4,507,427

Increase (Decrease) in net assets	$675,977	$44,120	$114,596	$46,124	$72,488	$11,297	$319,371	$4,537,285

Net assets:
Beginning of year	$44,120	$-	$46,124	$-	$11,297	$-	$-	$-
End of year	$720,097	$44,120	$160,720	$46,124	$83,785	$11,297	$319,371	$4,537,285

Unit Transactions:
Beginning of year	6,027	-	5,942	-	1,639	-	-	-
Purchased	54,905	5,678	8,321	8,278	6,720	995	21,794	331,760
Transferred between Sub-Accounts and Fixed Accumulation Account	22,945	380	5,501	728	(1,446)	644	17,773	137,211
Withdrawn, surrendered and Annuitized	(7,916)	(31)	(3,288)	(3,064)	(49)	-	(9,000)	(17,553)
End of year	75,961	6,027	16,476	5,942	6,864	1,639	30,567	451,418

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(e) For the period May 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RX2		SBF		SGF		SMM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (a)	2003	2002 (a)	2003	2002 (a)	2003	2002 (a)
Operations:
Net investment income (loss)	$(312)	$(61)	$(11,372)	$(2,179)	$(1,041)	$(168)	$(41,260)	$(1,620)
Net realized gains (losses)	281	(21)	589	(4,062)	(152)	(72)	-	-
Net unrealized gains (losses)	5,200	(546)	253,808	(6,178)	15,026	(2,798)	-	-
Increase (Decrease) in net assets from operations	$5,169	$(628)	$243,025	$(12,419)	$13,833	$(3,038)	$(41,260)	$(1,620)

Participant transactions:
Accumulation activity:
Purchase payments received	$9,150	$-	$2,677,079	$231,662	$80,721	$12,641	$17,068,044	$463,561
Net transfers between Sub-Accounts and Fixed Account	(6,193)	9,187	559,376	103,909	91,119	11,360	365,131	191,134
Withdrawals, surrenders, annuitizations and contract charges	(7)	-	(52,022)	(47,057)	(686)	-	(12,844,585)	(52,584)
Net accumulation activity	$2,950	$9,187	$3,184,433	$288,514	$171,154	$24,001	$4,588,590	$602,111

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$2,950	$9,187	$3,184,433	$288,514	$171,154	$24,001	$4,588,590	$602,111

Increase (Decrease) in net assets	$8,119	$8,559	$3,427,458	$276,095	$184,987	$20,963	$4,547,330	$600,491

Net assets:
Beginning of year	$8,559	$-	$276,095	$-	$20,963	$-	$600,491	$-
End of year	$16,678	$8,559	$3,703,553	$276,095	$205,950	$20,963	$5,147,821	$600,491

Unit Transactions:
Beginning of year	1,304	-	31,771	-	2,935	-	60,365	-
Purchased	1,395	-	260,324	25,263	8,173	1,450	1,725,654	46,464
Transferred between Sub-Accounts and Fixed Accumulation Account	(915)	1,304	56,850	11,908	9,434	1,485	36,990	19,181
Withdrawn, surrendered and Annuitized	-	-	(5,695)	(5,400)	(59)	-	(1,300,065)	(5,280)
End of year	1,784	1,304	343,250	31,771	20,483	2,935	522,944	60,365

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor''), was established on July 13, 1989 as a funding vehicle for the variable portion of All Star contracts, All Star Freedom contracts, All Star Traditions contracts and All Star Extra contracts (collectively, the ''Contracts'') and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. The Funds offered are: AIM Variable Insurance Fund, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Trust, Galaxy Variable Insurance Products Funds, Liberty Variable Investment Trust, Lord Abbett Series Funds, MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust and Stein Roe Variable Investment Trust (collectively, "the Funds"). Massachusetts Financial Services Company (''MFS''), an affiliate of the Sponsor, is the investment adviser to the MFS/Sun Life Series Trust (the "Series Trust").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8

All-Star contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
All-Star Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	-	-
All-Star Traditions contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
All-Star Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to $50 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust and charges a management fee at an effective annual rate ranging from 1.09% to 1.30%, of the Series Trust net assets.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the purchase payments made under the contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to All-Star Traditions and All-Star Extra contracts and an effective annual rate of 0.20% of the net assets attributable to All-Star and All-Star Freedom contracts.

As reimbursement for administrative expenses attributable to All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2003, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund Series 2	$40	$-
V.I. International Growth Fund Series 2	153	467
V.I. Premier Equity Fund Series 2	64	243
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	202	408
Technology Fund	6	-
Growth and Income Fund	384	654
Worldwide Privatization Fund	4	-
Fidelity Variable Insurance Products Funds
Equity Income Portfolio	165	-
Growth Opportunities Portfolio	4	-
Franklin Templeton Trust
Franklin Growth and Income	10	-
Mutual Shares Securities	10	-
Templeton Foreign Securities	154	355
Galaxy Variable Insurance Products Funds
VIP Quality Plus Bond	-	605
VIP Quality Columbia Real Estate	78	-
Columbia High Yield	288	157
Liberty Variable Investment Trust
Colonial High Yield Securities Fund	-	30
Colonial Strategic Income Fund	105	-
Liberty Growth & Income Fund	122	-
Liberty S&P 500 Index Fund	186	57
Liberty Select Value Fund	256	209
Liberty All Star Equity Fund	69	69
Liberty Federal Securities Fund	482	806
Liberty Federal Securities Fund	187	879
Newport Tiger Fund	7	-
Rydex Financial Services Fund	-	-
Rydex Health Care Fund	23	-
Wanger Foreign Forty Fund	137	228
Wanger International Small Cap Fund	97	90
Wanger Twenty Fund	151	-
Wanger U.S. Small Cap Fund	450	532
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	111	135
Mid-Cap Value	10	-
MFS/Sun Life Series Trust
Emerging Growth Series	6	-
Investors Growth Stock Series	84	-
Investors Trust Series	10	-
New Discovery Series	12	-
PIMCO Variable Insurance Trust
Real Return Bond Portfolio	-	-
Total Return Bond Portfolio	154	431
Rydex Variable Trust
OTC Fund	7	-
SteinRoe Variable Investment Trust
Liberty Asset Allocation Fund	293	717
Growth Stock Fund	28	-
Liberty Money Market Fund	210	869

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2003:

	Purchases	Sales

AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund Series 2	$56,369	$2,985
V.I. International Growth Fund Series 2	36,161,740	36,759,693
V.I. Premier Equity Fund Series 2	4,180	26,842
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	2,006,873	50,184
Technology Fund	353,835	102,395
Growth and Income Fund	2,665,752	336,700
Worldwide Privatization Fund	80,853	2,410
Fidelity Variable Insurance Products Funds
Equity Income Portfolio	82,203	49,927
Growth Opportunities Portfolio	319	109
Franklin Templeton Trust
Franklin Growth and Income	93,872	1,781
Mutual Shares Securities	373,603	3,947
Templeton Foreign Securities	2,899,293	209,481
Galaxy Variable Insurance Products Funds
VIP Quality Plus Bond	612,345	1,420,384
VIP Quality Columbia Real Estate Equity	313,211	133,415
Columbia High Yield	2,245,277	202,825
Liberty Variable Investment Trust
Colonial High Yield Securities Fund	192,911	347,293
Colonial Strategic Income Fund	2,037,395	212,306
Liberty Growth & Income Fund	532,869	149,223
Liberty S&P 500 Index Fund	1,648,156	388,443
Liberty All Star Equity Fund	276,718	88,047
Liberty Select Value Fund	244,175	53,670
Liberty All Star Equity Fund	2,733,384	878,308
Liberty Federal Securities Fund	4,590,941	2,932,922
Newport Tiger Fund	395,144	1,624
Rydex Financial Services Fund	838	293
Rydex Health Care Fund	7,161	857
Wanger Foreign Forty Fund	1,360,977	122,199
Wanger International Small Cap Fund	36,226,635	36,445,672
Wanger Twenty Fund	1,511,557	140,750
Wanger U.S. Small Cap Fund	3,326,781	293,163
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1,452,180	47,393
Mid-Cap Value	739,612	53,444
MFS/Sun Life Series Trust
Emerging Growth Series	111,959	49,755
Investors Growth Stock Series	727,703	90,657
Investors Trust Series	127,551	25,703
New Discovery Series	86,723	19,565
PIMCO Variable Insurance Trust
Real Return Bond Portfolio	427,588	110,074
Total Return Bond Portfolio	4,726,429	181,838
Rydex Variable Trust
OTC Fund	12,378	9,740
SteinRoe Variable Investment Trust
Liberty Asset Allocation Fund	3,303,903	130,842
Growth Stock Fund	172,593	2,480
Liberty Money Market Fund	86,492,651	81,945,321

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, is as follows:

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	Lowest to Highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
A17
	December 31, 2003	8,460	$9.4277	to	$ 9.4957	$79,994	-%	1.30%	to	1.70%	26.54%	to	27.05%
	December 31, 2002 (a)	1,677	7.4505	to	7.4738	12,502	-	1.35	to	2.30	(25.49)	to	(25.26)
A18
	December 31, 2003	13,942	10.2473	to	12.1645	145,523	0.11	1.30	to	1.90	25.71	to	26.48
	December 31, 2002 (a)	36,788	8.1517	to	10.0737	301,098	1.66	1.35	to	2.30	(18.48)	to	0.74
A19
	December 31, 2003	5,527	8.6724	to	8.7349	48,125	0.21	1.30	to	1.70	22.27	to	22.77
	December 31, 2002 (a)	8,550	7.0926	to	7.1148	60,741	1.49	1.35	to	2.30	(29.07)	to	(28.85)
AN1
	December 31, 2003	236,151	8.7458	to	12.6139	2,296,340	0.01	1.05	to	2.15	10.17	to	25.78
	December 31, 2002 (a)	24,572	7.2523	to	10.3646	179,112	-	1.35	to	2.30	(27.48)	to	3.65
AN2
	December 31, 2003	19,462	8.6127	to	14.8555	274,840	-	1.30	to	1.80	41.42	to	48.55
	December 31, 2002 (a)	252	6.0902			1,537	-	1.35	to	2.30	(39.10)
AN3
	December 31, 2003	305,193	9.7127	to	13.7258	3,231,138	0.55	1.05	to	2.15	17.52	to	36.87
	December 31, 2002 (a)	65,510	7.5168	to	10.5259	494,407	0.26	1.35	to	2.30	(24.83)	to	5.26
AN4
	December 31, 2003 (g)	6,937	12.5528			87,069	-	1.50			25.53
FLE
	December 31, 2003	30,799	10.0116	to	10.0838	309,403	1.75	1.30	to	1.70	27.37	to	27.89
	December 31, 2002 (a)	27,398	7.8605	to	10.4684	215,737	-	1.35	to	2.30	(21.39)	to	4.68
FLG
	December 31, 2003	698	9.8901	to	13.3796	6,970	0.46	1.30	to	1.35	27.27	to	33.80
	December 31, 2002 (a)	674	7.7709			5,242	-	1.35	to	2.30	(22.29)
FGI
	December 31, 2003 (f)	8,184	12.4778	to	12.5160	102,217	-	1.30	to	1.80	24.78	to	25.16
FMS
	December 31, 2003 (g)	32,937	11.9317	to	11.9683	393,630	-	1.30	to	1.80	19.32	to	19.68
FTI
	December 31, 2003 (e)	230,811	12.6471	to	13.1297	3,008,721	0.15	1.05	to	2.15	26.47	to	31.12
GHQ
	December 31, 2003	-	-			-	4.51	-			-
	December 31, 2002 (a)	75,702	10.3478	to	10.9598	824,748	4.49	1.35	to	2.30	3.48	to	9.60
GCR
	December 31, 2003	15,963	12.3184	to	13.8962	204,177	4.11	1.05	to	1.90	23.18	to	38.62
	December 31, 2002 (a)	2,961	9.4404	to	10.5736	27,992	6.62	1.35	to	2.30	(5.60)	to	5.74
HCY
	December 31, 2003 (d)	183,997	10.3511	to	11.9919	2,051,380	5.02	1.05	to	2.15	3.51	to	19.92
CHY
	December 31, 2003	-		-		-	8.38		-			-
	December 31, 2002 (a)	15,447	9.4149	to	10.5476	145,850	18.83	1.35	to	2.30	(5.85)	to	5.48
CSI
	December 31, 2003	189,152	12.1892	to	12.4200	2,348,548	10.13	1.05	to	1.90	15.89	to	24.20
	December 31, 2002 (a)	39,208	10.5562	to	10.5890	414,518	76.18	1.35	to	2.30	5.56	to	5.89
CGI
	December 31, 2003	53,627	8.8386	to	12.4216	570,697	2.46	1.05	to	1.80	17.21	to	24.22
	December 31, 2002 (a)	18,741	7.5409	to	7.5644	141,611	2.90	1.35	to	2.30	(24.59)	to	( (24.36)
LIF
	December 31, 2003	153,371	9.4662	to	13.2556	1,708,355	2.02	1.05	to	1.90	21.94	to	32.18
	December 31, 2002 (a)	39,731	7.5845	to	10.5239	302,488	2.04	1.35	to	2.30	(24.15)	to	5.24

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

  For the period April 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.
  For the period May 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.
  For the period June 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.
  For the period July 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	Lowest to Highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
LSV
	December 31, 2003	54,846	$10.1358	to	$ 12.7343	$589,668	0.24%	1.05%	to	1.90%	22.24%	to	27.34%
	December 31, 2002 (a)	38,195	8.1362	to	8.1743	311,881	0.26	1.35	to	2.30	(18.64)	to	(18.26)
LAS
	December 31, 2003	24,542	10.0647	to	14.8342	249,938	0.15	1.30	to	1.70	37.85	to	38.41
	December 31, 2002 (a)	5,292	7.3014	to	10.7386	38,832	0.79	1.35	to	2.30	(26.99)	to	7.39
ACL
	December 31, 2003 (e)	182,981	10.0294	to	10.0751	1,843,183	-	1.30	to	1.90	0.29	to	0.75
LFS
	December 31, 2003	228,469	9.8485	to	10.9220	2,393,058	3.53	1.05	to	2.15	(1.52)	to	3.00
	December 31, 2002 (a)	63,662	10.2107	to	10.8539	689,598	-	1.35	to	2.30	2.11	to	8.54
NTF
	December 31, 2003	35,955	11.3331	to	13.8291	421,193	4.44	1.25	to	1.70	13.74	to	42.80
	December 31, 2002 (a)	1,345	7.9686	to	7.9935	10,744	4.54	1.35	to	2.30	(20.31)	to	(20.07)
RFS
	December 31, 2003 (c)	82	10.0973			791	0.13	1.30			0.97
	December 31, 2002 (b)	-	-			-	-	1.35	to	2.30	-
RHC
	December 31, 2003	1,787	9.9630	to	10.0349	17,826	-	1.30	to	1.70	0.35	to	27.37
	December 31, 2002 (a)	1,014	7.8379	to	7.8501	7,938	-	1.35	to	2.30	(21.62)	to	(21.50)
WFF
	December 31, 2003	117,587	11.8186	to	14.5303	1,487,783	0.02	1.05	to	2.15	18.19	to	45.30
	December 31, 2002 (a)	2,669	8.5737	to	8.6000	22,916	-	1.35	to	2.30	(14.26)	to	(14.00)
WIS
	December 31, 2003	24,499	11.9434	to	15.5958	315,747	0.22	1.25	to	1.90	37.55	to	46.41
	December 31, 2002 (a)	20,913	8.2074	to	10.6574	172,237	-	1.35	to	2.30	(17.93)	to	6.57
WTF
	December 31, 2003	133,952	11.7282	to	14.2294	1,624,862	-	1.05	to	1.80	25.42	to	42.29
	December 31, 2002 (a)	15,349	9.1591	to	9.1876	140,900	-	1.35	to	2.30	(8.41)	to	(8.12)
USC
	December 31, 2003	323,395	10.8700	to	15.3536	3,926,963	-	1.05	to	2.15	29.07	to	53.10
	December 31, 2002 (a)	56,320	7.7641	to	10.8667	439,177	-	1.35	to	2.30	(22.36)	to	8.67
LA1
	December 31, 2003 (e)	123,698	11.9169	to	12.4475	1,527,613	2.18	1.05	to	2.15	19.17	to	24.47
LA2
	December 31, 2003 (e)	58,062	12.5351	to	12.5992	729,018	1.92	1.05	to	1.80	25.35	to	25.99
TEG
	December 31, 2003	12,449	8.7707	to	13.4268	125,504	-	1.05	to	1.70	(12.29)	to	33.89
	December 31, 2002 (a)	6,962	6.9020			48,050	-	1.35	to	2.30	(30.98)
TMI
	December 31, 2003	75,961	8.7493	to	12.4010	720,097	-	1.05	to	1.90	(12.51)	to	24.01
	December 31, 2002 (a)	6,027	7.3117	to	7.3345	44,120	-	1.35	to	2.30	(26.88)	to	(26.65)
STI
	December 31, 2003	16,476	9.2404	to	12.5521	160,720	0.17	1.05	to	1.70	(7.60)	to	25.52
	December 31, 2002 (a)	5,942	7.7550	to	7.7670	46,124	-	1.35	to	2.30	(22.45)	to	(22.33)
TND
	December 31, 2003	6,864	8.9479	to	13.5610	83,785	-	1.05	to	1.90	26.44	to	35.61
	December 31, 2002 (a)	1,639	6.8602	to	10.3023	11,297	-	1.35	to	2.30	(31.40)	to	3.02
PRR
	December 31, 2003 (e)	30,567	10.4179	to	10.4820	319,371	0.68	1.05	to	1.90	4.18	to	4.82
PTR
	December 31, 2003 (e)	451,418	9.9565	to	10.1045	4,537,285	(0.20)	1.05	to	2.15	(0.43)	to	1.04
RX2
	December 31, 2003	1,784	9.3504			16,678	-	1.70			42.44
	December 31, 2002 (a)	1,304	6.5644			8,559	-	1.35	to	2.30	(34.36)
SBF
	December 31, 2003	343,250	10.1786	to	12.2795	3,703,553	0.98	1.05	to	2.15	12.19	to	22.45
	December 31, 2002 (a)	31,771	8.6562	to	10.3477	276,095	-	1.35	to	2.30	(13.44)	to	3.48
SGF
	December 31, 2003	20,483	8.7155	to	12.4804	205,950	0.11	1.05	to	1.90	17.43	to	24.80
	December 31, 2002 (a)	2,935	7.1300	to	7.1635	20,963	-	1.35	to	2.30	(28.70)	to	(28.37)
SMM
	December 31, 2003	522,944	9.7592	to	9.9204	5,147,821	0.62	1.05	to	2.15	(1.89)	to	(0.67)
	December 31, 2002 (a)	60,365	9.9159	to	9.9877	600,491	1.06	1.35	to	2.30	(0.84)	to	(0.12)

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(b) For the period May 1, 2002 (commencement of operations) through August 2, 2002.

(c) For the period February 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(e) For the period May 1, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Independent Auditors' Report

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Lord Abbett Growth & Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Asset Allocation S Class Sub-Account, MFS/Sun Life Global Asset Allocation Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Telecommunications S Class Sub-Account, MFS/Sun Life Global Telecommunications Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Managed Sectors S Class Sub-Account, MFS/Sun Life Managed Sectors Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS Sun-Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003 and the results of their operations for the year then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2004

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003

Assets:
Investment in	Shares	Cost	Value
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	410,392	$5,520,824	$6,110,740
Templeton International Securities Fund (FTI)	1,779,442	19,533,403	21,780,376
Franklin Value Securities Fund (FVS)	431,291	4,706,197	5,464,461
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio (LA1)	1,356,741	30,347,173	33,267,292
Mid-Cap Value (LA2)	333,661	5,061,690	5,685,587
MFS/Sun Life Series Trust
Bond S Class (MF7)	5,336,135	62,590,370	65,794,539
Bond Series (BDS)	15,893,754	181,823,218	196,923,606
Capital Appreciation S Class (MFD)	1,741,819	28,734,581	30,046,389
Capital Appreciation Series (CAS)	35,322,942	959,551,914	612,853,042
Capital Opportunities S Class (CO1)	1,274,708	14,559,744	15,054,297
Capital Opportunities Series (COS)	22,447,248	425,371,285	265,999,893
Emerging Growth S Class (MFF)	1,057,383	13,555,566	14,517,871
Emerging Growth Series (EGS)	29,484,497	716,125,371	407,475,753
Emerging Markets Equity S Class (EM1)	389,641	3,977,478	4,983,507
Emerging Markets Equity Series (EME)	3,596,707	36,036,189	46,217,688
Global Asset Allocation S Class (GA1)	-	-	-
Global Asset Allocation Series (GAA)	-	-	-
Global Governments S Class (GG1)	416,324	4,887,935	5,349,764
Global Governments Series (GGS)	4,780,335	53,576,780	61,761,927
Global Growth S Class (GG2)	637,045	5,771,609	6,778,161
Global Growth Series (GGR)	16,426,829	215,080,402	175,767,069
Global Telecommunications S Class (GT1)	-	-	-
Global Telecommunications Series (GTS)	-	-	-
Global Total Return S Class (GT2)	723,231	9,750,285	11,304,104
Global Total Return Series (GTR)	9,647,437	137,053,738	151,464,762
Government Securities S Class (MFK)	9,857,450	132,237,264	131,892,682
Government Securities Series (GSS)	38,827,910	516,971,844	521,847,109
High Yield S Class (MFC)	11,238,499	75,903,371	81,254,345
High Yield Series (HYS)	41,706,801	292,843,721	303,208,445
International Growth S Class (IG1)	1,316,650	11,864,806	15,049,306
International Growth Series (IGS)	9,306,155	99,381,346	106,648,539
International Investors Trust S Class (MI1)	373,535	3,659,103	4,572,074
International Investors Trust Series (MII)	4,788,321	56,099,444	58,752,692
Managed Sectors S Class (MS1)	174,053	2,598,426	2,863,166
Managed Sectors Series (MSS)	9,004,634	270,487,990	149,026,698
Massachusetts Investors Growth Stock S Class (M1B)	7,245,732	59,581,197	61,951,010
Massachusetts Investors Growth Stock Series (MIS)	54,031,551	692,102,846	464,671,336
Massachusetts Investors Trust S Class (MFL)	2,750,933	65,567,774	69,846,191
Massachusetts Investors Trust Series (MIT)	41,910,135	1,392,376,548	1,069,127,537
Mid Cap Growth S Class (MC1)	7,188,344	33,418,203	36,229,255
Mid Cap Growth Series (MCS)	15,048,301	77,513,526	76,144,402
Mid Cap Value S Class (MCV)	1,500,350	13,854,928	15,678,657
Money Market S Class (MM1)	48,312,701	48,312,701	48,312,701
Money Market Series (MMS)	334,104,906	334,104,906	334,104,906
New Discovery S Class (M1A)	2,288,417	25,754,120	28,856,933
New Discovery Series (NWD)	13,902,820	190,502,115	176,426,782
Research S Class (RE1)	1,157,726	14,895,438	15,941,885
Research Series (RES)	32,458,986	658,861,903	449,232,366
Research Growth and Income S Class (RG1)	708,973	8,007,997	8,883,437
Research Growth and Income Series (RGS)	6,155,547	77,854,271	77,436,784
Research International S Class (RI1)	2,261,690	23,459,718	27,027,192
Research International Series (RIS)	6,099,399	70,494,797	73,253,783
Strategic Growth S Class (SG1)	4,102,368	27,356,123	29,290,904
Strategic Growth Series (SGS)	6,612,650	54,025,956	47,478,827
Strategic Income S Class (SI1)	1,885,814	19,392,537	20,857,105
Strategic Income Series (SIS)	5,961,020	60,665,610	66,286,547
Strategic Value S Class (SVS)	815,445	7,131,319	8,170,754

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003 - continued

Investment in
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Technology S Class (TE1)	1,006,237	$3,693,799	$4,095,386
Technology Series (TEC)	6,915,478	29,086,354	28,353,461
Total Return S Class (MFJ)	12,917,504	217,738,541	231,481,670
Total Return Series (TRS)	81,471,869	1,491,066,619	1,466,493,636
Utilities S Class (MFE)	1,306,445	13,905,451	15,912,502
Utilities Series (UTS)	20,446,509	329,778,733	250,060,803
Value S Class (MV1)	6,127,704	74,414,401	83,091,669
Value Series (MVS)	22,350,719	282,486,769	304,193,286
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	592,267	18,868,571	20,450,971
Main St. Growth and Income (OMG)	333,268	5,738,337	6,365,428
Main St. Small Cap Growth Fund (OMS)	252,534	2,879,592	3,383,961
PIMCO Variable Insurance Trust
Real Return Bond Portfolio (PRR)	907,810	11,158,908	11,220,537
Total Return Bond Portfolio (PTR)	3,481,116	36,060,288	36,064,359
Sun Capital Advisers Trust
Sun Capital Real Estate Fund (SC3)	850,673	11,529,263	12,836,649
		$10,879,303,226	$9,198,929,496
Liability:
Payable to Sponsor			(3,511,101)
Net Assets			$9,195,418,395

Net Assets Applicable to Contract Owners:	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS Consolidated Regatta Contracts:
Franklin Templeton Variable Insurance Products Trust
FMS	489,937	$6,094,914	$15,811	$6,110,725
FTI	1,734,535	21,770,220	10,147	21,780,367
FVS	403,105	5,448,995	15,418	5,464,413
Lord Abbett Series Fund, Inc.
LA1	2,488,679	33,264,059	3,232	33,267,291
LA2	437,574	5,669,706	15,866	5,685,572
MFS/Sun Life Series Trust:
MF7	5,706,413	65,781,596	12,640	65,794,236
BDS	14,515,463	196,373,081	435,824	196,808,905
MFD	3,536,749	30,028,105	17,830	30,045,935
CAS	47,654,629	609,130,700	3,129,095	612,259,795
CO1	1,740,370	15,005,941	47,242	15,053,183
COS	31,162,190	265,664,804	288,246	265,953,050
MFF	1,705,653	14,516,690	1,124	14,517,814
EGS	44,118,674	406,512,383	863,940	407,376,323
EM1	336,533	4,983,507	-	4,983,507
EME	3,765,936	45,969,414	201,549	46,170,963
GA1	-	-	-	-
GAA	-	-	-	-
GG1	408,658	5,335,556	13,877	5,349,433
GGS	3,854,620	61,547,600	191,204	61,738,804
GG2	615,859	6,763,308	14,806	6,778,114
GGR	11,683,281	175,015,729	735,532	175,751,261
GTI	-	-	-	-
GTS	-	-	-	-
GT2	965,835	11,288,876	15,166	11,304,042
GTR	8,836,494	150,347,564	881,698	151,229,262
MFK	12,383,782	131,862,056	30,040	131,892,096
GSS	35,262,145	520,217,696	1,606,277	521,823,973
MFC	6,699,213	81,227,076	26,950	81,254,026

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003 - continued

Applicable to Owners of			Reserve for
Deferred Variable Annuity Contracts			Variable
Units		Value	Annuities	Total
MFS/Sun Life Series Trust - continued
HYS	21,115,563	$302,123,942	$828,686	$302,952,628
IG1	1,333,889	15,047,623	1,600	15,049,223
IGS	10,442,087	106,372,733	256,456	106,629,189
MI1	399,293	4,572,074	-	4,572,074
MII	4,579,850	58,633,763	90,638	58,724,401
MS1	328,461	2,863,166	-	2,863,166
MSS	12,280,302	148,429,712	519,392	148,949,104
MIB	6,650,621	61,939,960	11,006	61,950,966
MIS	61,247,213	464,091,512	566,670	464,658,182
MFL	7,446,726	69,811,616	34,170	69,845,786
MIT	82,105,319	1,065,420,420	3,416,101	1,068,836,521
MCI	4,289,811	36,217,008	11,944	36,228,952
MCS	15,334,959	75,959,588	182,201	76,141,789
MCV	1,271,769	15,677,570	1,086	15,678,656
MM1	4,896,722	48,213,968	103,399	48,317,367
MMS	27,710,277	331,577,505	2,110,410	333,687,915
M1A	3,069,941	28,817,164	38,975	28,856,139
NWD	17,567,342	176,145,534	289,130	176,434,664
RE1	1,658,552	15,929,871	11,733	15,941,604
RES	34,114,618	447,512,059	1,562,420	449,074,479
RG1	919,450	8,883,437	-	8,883,437
RGS	7,761,504	77,307,448	139,490	77,446,938
RI1	2,221,110	27,027,191	-	27,027,191
RIS	7,413,002	73,220,331	72,439	73,292,770
SG1	2,600,189	29,288,831	2,073	29,290,904
SGS	7,977,749	47,402,519	70,381	47,472,900
SI1	1,775,616	20,832,170	24,652	20,856,822
SIS	5,366,035	66,135,088	146,412	66,281,500
SVS	696,940	8,170,754	-	8,170,754
TE1	547,602	4,095,386	-	4,095,386
TEC	8,298,127	28,326,466	25,807	28,352,273
MFJ	21,048,945	231,429,914	50,548	231,480,462
TRS	77,917,832	1,458,781,804	6,685,323	1,465,467,127
MFE	1,653,827	15,891,372	20,649	15,912,021
UTS	20,380,385	249,357,616	631,778	249,989,394
MV1	7,717,616	83,064,826	26,216	83,091,042
MVS	23,811,669	303,760,751	439,007	304,199,758
Oppenheimer Variable Account Fund
OCA	1,528,490	20,433,024	17,931	20,450,955
OMG	509,155	6,365,427	-	6,365,427
OMS	236,889	3,383,961	-	3,383,961
PIMCO Variable Insurance Trust
PRR	997,936	11,220,537	-	11,220,537
PTR	3,385,657	36,043,676	20,624	36,064,300
Sun Capital Advisers Trust
SC3	960,307	12,827,691	8,950	12,836,641
		$9,168,426,584	$26,991,811	$9,195,418,395

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003

	FMS	FTI	FVS	LA1	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$17,384	$54,395	$3,178	$179,449	$23,954
Mortality and expense risk charges	(33,734)	(105,842)	(31,895)	(150,933)	(38,388)
Distribution and administrative expense charges	(4,048)	(12,701)	(3,827)	(18,112)	(4,607)
Net investment income (loss)	$(20,398)	$(64,148)	$(32,544)	$10,404	$(19,041)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$28,050	$238,285	$45,404	$142,330	$57,460
Realized gain distributions	-	-	-	-	49,523
Net realized gains (losses)	$28,050	$238,285	$45,404	$142,330	$106,983

Net unrealized appreciation (depreciation) on investments:
End of year	$589,916	$2,246,973	$758,264	$2,920,119	$623,897
Beginning of year	1,390	(8,777)	4,174	(6,895)	(29)
Change in unrealized appreciation (depreciation)	$588,526	$2,255,750	$754,090	$2,927,014	$623,926

Realized and unrealized gains (losses)	$616,576	$2,494,035	$799,494	$3,069,344	$730,909
Increase (Decrease) in net assets from operations	$596,178	$2,429,887	$766,950	$3,079,748	$711,868

	MF7	BDS	MFD	CAS	CO1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,115,538	$10,841,409	$-	$-	$17,039
Mortality and expense risk charges	(696,468)	(2,744,286)	(328,247)	(7,099,015)	(165,683)
Distribution and administrative expense charges	(83,576)	(329,314)	(39,390)	(851,882)	(19,882)
Net investment income (loss)	$1,335,494	$7,767,809	$(367,637)	$(7,950,897)	$(168,526)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$660,308	$6,639,020	$(847,905)	$(234,919,917)	$(549,050)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$660,308	$6,639,020	$(847,905)	$(234,919,917)	$(549,050)

Net unrealized appreciation (depreciation) on investments:
End of year	$3,204,169	$15,100,388	$1,311,808	$(346,698,872)	$494,553
Beginning of year	1,659,149	13,030,261	(5,606,791)	(725,057,201)	(3,144,679)
Change in unrealized appreciation (depreciation)	$1,545,020	$2,070,127	$6,918,599	$378,358,329	$3,639,232

Realized and unrealized gains (losses)	$2,205,328	$8,709,147	$6,070,694	$143,438,412	$3,090,182
Increase (Decrease) in net assets from operations	$3,540,822	$16,476,956	$5,703,057	$135,487,515	$2,921,656

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
	COS	MFF	EGS	EM1	EME
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$879,054	$-	$-	$10,961	$195,164
Mortality and expense risk charges	(3,160,023)	(158,991)	(4,835,645)	(38,041)	(417,985)
Distribution and administrative expense charges	(379,203)	(19,079)	(580,277)	(4,565)	(50,158)
Net investment income (loss)	$(2,660,172)	$(178,070)	$(5,415,922)	$(31,645)	$(272,979)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(62,951,165)	$(731,554)	$(101,219,588)	$119,481	$(817,300)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(62,951,165)	$(731,554)	$(101,219,588)	$119,481	$(817,300)

Net unrealized appreciation (depreciation) on investments:
End of year	$(159,371,392)	$962,305	$(308,649,618)	$1,006,029	$10,181,499
Beginning of year	(282,226,703)	(2,888,201)	(513,283,663)	(143,151)	(4,908,257)
Change in unrealized appreciation (depreciation)	$122,855,311	$3,850,506	$204,634,045	$1,149,180	$15,089,756

Realized and unrealized gains (losses)	$59,904,146	$3,118,952	$103,414,457	$1,268,661	$14,272,456
Increase (Decrease) in net assets from operations	$57,243,974	$2,940,882	$97,998,535	$1,237,016	$13,999,477

	GA1	GAA	GG1	GGS	GG2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$70,524	$2,171,054	$292,330	$3,462,517	$12,275
Mortality and expense risk charges	(18,769)	(494,091)	(70,071)	(821,361)	(64,698)
Distribution and administrative expense charges	(2,252)	(59,291)	(8,409)	(98,563)	(7,764)
Net investment income (loss)	$49,503	$1,617,672	$213,850	$2,542,593	$(60,187)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$60,377	$(15,359,513)	$248,122	$3,335,761	$68,400
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$60,377	$(15,359,513)	$248,122	$3,335,761	$68,400

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$461,829	$8,185,147	$1,006,552
Beginning of year	(96,501)	(19,648,223)	274,372	5,822,947	(434,169)
Change in unrealized appreciation (depreciation)	$96,501	$19,648,223	$187,457	$2,362,200	$1,440,721

Realized and unrealized gains (losses)	$156,878	$4,288,710	$435,579	$5,697,961	$1,509,121
Increase (Decrease) in net assets from operations	$206,381	$5,906,382	$649,429	$8,240,554	$1,448,934

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
	GGR	GT1	GTS	GT2	GTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$760,593	$-	$-	$156,917	$2,042,583
Mortality and expense risk charges	(1,978,979)	(3,979)	(12,766)	(101,105)	(1,234,276)
Distribution and administrative expense charges	(237,477)	(477)	(1,532)	(12,133)	(148,113)
Net investment income (loss)	$(1,455,863)	$(4,456)	$(14,298)	$43,679	$660,194

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(42,479,223)	$(13,354)	$(696,575)	$50,082	$(2,050,099)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(42,479,223)	$(13,354)	$(696,575)	$50,082	$(2,050,099)

Net unrealized appreciation (depreciation) on investments:
End of year	$(39,313,333)	$-	$-	$1,553,819	$14,411,024
Beginning of year	(129,154,260)	(112,882)	(1,002,615)	16,506	(9,239,991)
Change in unrealized appreciation (depreciation)	$89,840,927	$112,882	$1,002,615	$1,537,313	$23,651,015

Realized and unrealized gains (losses)	$47,361,704	$99,528	$306,040	$1,587,395	$21,600,916
Increase (Decrease) in net assets from operations	$45,905,841	$95,072	$291,742	$1,631,074	$22,261,110

	MFK	GSS	MFC	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,408,335	$31,253,727	$4,071,579	$24,870,259	$64,615
Mortality and expense risk charges	(1,527,725)	(8,394,011)	(707,578)	(3,506,997)	(162,042)
Distribution and administrative expense charges	(183,327)	(1,007,281)	(84,909)	(420,840)	(19,445)
Net investment income (loss)	$2,697,283	$21,852,435	$3,279,092	$20,942,422	$(116,872)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$39,296	$15,492,380	$118,939	$(14,581,060)	$210,804
Realized gain distributions	882,776	6,069,173	-	-	-
Net realized gains (losses)	$922,072	$21,561,553	$118,939	$(14,581,060)	$210,804

Net unrealized appreciation (depreciation) on investments:
End of year	$(344,582)	$4,875,265	$5,350,974	$10,364,724	$3,184,500
Beginning of year	2,952,873	45,164,198	176,289	(33,035,954)	(824,133)
Change in unrealized appreciation (depreciation)	$(3,297,455)	$(40,288,933)	$5,174,685	$43,400,678	$4,008,633

Realized and unrealized gains (losses)	$(2,375,383)	$(18,727,380)	$5,293,624	$28,819,618	$4,219,437
Increase (Decrease) in net assets from operations	$321,900	$3,125,055	$8,572,716	$49,762,040	$4,102,565

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
	IGS	MI1	MII	MSI	MSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$664,590	$21,505	$504,309	$-	$-
Mortality and expense risk charges	(1,145,063)	(42,810)	(625,679)	(34,976)	(1,784,245)
Distribution and administrative expense charges	(137,408)	(5,137)	(75,081)	(4,197)	(214,109)
Net investment income (loss)	$(617,881)	$(26,442)	$(196,451)	$(39,173)	$(1,998,354)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(7,065,737)	$19,988	$(3,949,195)	$(106,698)	$(47,724,241)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(7,065,737)	$19,988	$(3,949,195)	$(106,698)	$(47,724,241)

Net unrealized appreciation (depreciation) on investments:
End of year	$7,267,193	$912,971	$2,653,248	$264,740	$(121,461,292)
Beginning of year	(29,384,653)	(82,908)	(15,664,122)	(424,796)	(201,062,691)
Change in unrealized appreciation (depreciation)	$36,651,846	$995,879	$18,317,370	$689,536	$79,601,399

Realized and unrealized gains (losses)	$29,586,109	$1,015,867	$14,368,175	$582,838	$31,877,158
Increase (Decrease) in net assets from operations	$28,968,228	$989,425	$14,171,724	$543,665	$29,878,804

	M1B	MIS	MFL	MIT	MC1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$510,939	$11,395,683	$-
Mortality and expense risk charges	(578,979)	(5,499,703)	(759,613)	(12,652,521)	(301,954)
Distribution and administrative expense charges	(69,477)	(659,964)	(91,154)	(1,518,303)	(36,234)
Net investment income (loss)	$(648,456)	$(6,159,667)	$(339,828)	$(2,775,141)	$(338,188)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,063,171)	$(66,637,079)	$(1,305,227)	$(111,624,541)	$(1,998,796)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(1,063,171)	$(66,637,079)	$(1,305,227)	$(111,624,541)	$(1,998,796)

Net unrealized appreciation (depreciation) on investments:
End of year	$2,369,813	$(227,431,510)	$4,278,417	$(323,249,011)	$2,811,052
Beginning of year	(7,082,003)	(382,418,897)	(8,379,696)	(629,162,261)	(5,742,784)
Change in unrealized appreciation (depreciation)	$9,451,816	$154,987,387	$12,658,113	$305,913,250	$8,553,836

Realized and unrealized gains (losses)	$8,388,645	$88,350,308	$11,352,886	$194,288,709	$6,555,040
Increase (Decrease) in net assets from operations	$7,740,189	$82,190,641	$11,013,058	$191,513,568	$6,216,852

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
	MCS	MCV	MM1	MMS	M1A
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$1,623	$209,228	$3,045,720	$-
Mortality and expense risk charges	(673,248)	(79,706)	(790,464)	(6,000,520)	(293,818)
Distribution and administrative expense charges	(80,790)	(9,565)	(94,856)	(720,062)	(35,258)
Net investment income (loss)	$(754,038)	$(87,648)	$(676,092)	$(3,674,862)	$(329,076)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(11,809,739)	$109,718	$-	$-	$(1,138,363)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(11,809,739)	$109,718	$-	$-	$(1,138,363)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,369,124)	$1,823,729	$-	$-	$3,102,813
Beginning of year	(28,928,914)	(1,522)	-	-	(4,602,077)
Change in unrealized appreciation (depreciation)	$27,559,790	$1,825,251	$-	$-	$7,704,890

Realized and unrealized gains (losses)	$15,750,051	$1,934,969	$-	$-	$6,566,527
Increase (Decrease) in net assets from operations	$14,996,013	$1,847,321	$(676,092)	$(3,674,862)	$6,237,451

	NWD	RE1	RES	RG1	RGI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$53,615	$3,642,699	$43,039	$499,522
Mortality and expense risk charges	(1,955,922)	(136,629)	(5,353,716)	(98,838)	(838,276)
Distribution and administrative expense charges	(234,711)	(16,396)	(642,446)	(11,861)	(100,593)
Net investment income (loss)	$(2,190,633)	$(99,410)	$(2,353,463)	$(67,660)	$(439,347)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(22,680,045)	$(321,294)	$(81,631,541)	$(199,076)	$(4,201,674)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(22,680,045)	$(321,294)	$(81,631,541)	$(199,076)	$(4,201,674)

Net unrealized appreciation (depreciation) on investments:
End of year	$(14,075,333)	$1,046,447	$(209,629,537)	$875,440	$(417,487)
Beginning of year	(81,782,693)	(1,566,083)	(383,458,912)	(1,103,408)	(20,253,653)
Change in unrealized appreciation (depreciation)	$67,707,360	$2,612,530	$173,829,375	$1,978,848	$19,836,166

Realized and unrealized gains (losses)	$45,027,315	$2,291,236	$92,197,834	$1,779,772	$15,634,492
Increase (Decrease) in net assets from operations	$42,836,682	$2,191,826	$89,844,371	$1,712,112	$15,195,145

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
	RI1	RIS	SG1	SGS	SI1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$30,177	$375,266	$-	$-	$693,885
Mortality and expense risk charges	(165,091)	(804,244)	(175,817)	(528,433)	(235,756)
Distribution and administrative expense charges	(19,811)	(96,509)	(21,098)	(63,412)	(28,291)
Net investment income (loss)	$(154,725)	$(525,487)	$(196,915)	$(591,845)	$429,838

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$373,853	$(5,789,289)	$(240,196)	$(9,877,635)	$246,158
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$373,853	$(5,789,289)	$(240,196)	$(9,877,635)	$246,158

Net unrealized appreciation (depreciation) on investments:
End of year	$3,567,474	$2,758,986	$1,934,781	$(6,547,129)	$1,464,568
Beginning of year	(411,009)	(21,101,812)	(1,070,884)	(26,211,749)	380,532
Change in unrealized appreciation (depreciation)	$3,978,483	$23,860,798	$3,005,665	$19,664,620	$1,084,036

Realized and unrealized gains (losses)	$4,352,336	$18,071,509	$2,765,469	$9,786,985	$1,330,194
Increase (Decrease) in net assets from operations	$4,197,611	$17,546,022	$2,568,554	$9,195,140	$1,760,032

	SIS	SVS	TE1	TEC	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,807,003	$3,639	$-	$-	$4,396,487
Mortality and expense risk charges	(807,718)	(62,897)	(33,938)	(263,836)	(2,209,824)
Distribution and administrative expense charges	(96,926)	(7,548)	(4,073)	(31,660)	(265,179)
Net investment income (loss)	$1,902,359	$(66,806)	$(38,011)	$(295,496)	$1,921,484

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$843,234	$69,732	$(230,089)	$(7,240,439)	$(1,057,332)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$843,234	$69,732	$(230,089)	$(7,240,439)	$(1,057,332)

Net unrealized appreciation (depreciation) on investments:
End of year	$5,620,937	$1,039,435	$401,587	$(732,893)	$13,743,129
Beginning of year	1,701,727	(17,654)	(671,051)	(14,975,361)	(9,531,348)
Change in unrealized appreciation (depreciation)	$3,919,210	$1,057,089	$1,072,638	$14,242,468	$23,274,477

Realized and unrealized gains (losses)	$4,762,444	$1,126,821	$842,549	$7,002,029	$22,217,145
Increase (Decrease) in net assets from operations	$6,664,803	$1,060,015	$804,538	$6,706,533	$24,138,629

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
	TRS	MFE	UTS	MV1	MVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$46,882,191	$330,607	$7,058,129	$775,458	$4,279,739
Mortality and expense risk charges	(17,516,563)	(159,748)	(2,824,622)	(794,738)	(3,379,563)
Distribution and administrative expense charges	(2,101,988)	(19,170)	(338,955)	(95,369)	(405,548)
Net investment income (loss)	$27,263,640	$151,689	$3,894,552	$(114,649)	$494,628

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(60,957,845)	$(349,041)	$(34,868,231)	$(737,209)	$(8,673,684)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(60,957,845)	$(349,041)	$(34,868,231)	$(737,209)	$(8,673,684)

Net unrealized appreciation (depreciation) on investments:
End of year	$(24,572,983)	$2,007,051	$(79,717,930)	$8,677,268	$21,706,517
Beginning of year	(260,724,769)	(1,776,395)	(176,655,333)	(5,619,268)	(43,091,785)
Change in unrealized appreciation (depreciation)	$236,151,786	$3,783,446	$96,937,403	$14,296,536	$64,798,302

Realized and unrealized gains (losses)	$175,193,941	$3,434,405	$62,069,172	$13,559,327	$56,124,618
Increase (Decrease) in net assets from operations	$202,457,581	$3,586,094	$65,963,724	$13,444,678	$56,619,246

	OCA	OMG	OMS	PRR	PTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,130	$4,265	$-	$92,907	$388,604
Mortality and expense risk charges	(86,581)	(34,486)	(21,863)	(90,554)	(252,558)
Distribution and administrative expense charges	(10,390)	(4,138)	(2,624)	(10,867)	(30,307)
Net investment income (loss)	$(95,841)	$(34,359)	$(24,487)	$(8,514)	$105,739

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$41,956	$21,795	$41,750	$11,365	$(19,905)
Realized gain distributions	-	-	-	208,802	254,936
Net realized gains (losses)	$41,956	$21,795	$41,750	$220,167	$235,031

Net unrealized appreciation (depreciation) on investments:
End of year	$1,582,400	$627,091	$504,369	$61,629	$4,071
Beginning of year	(1,497)	(4,219)	(3,130)	12,367	6,615
Change in unrealized appreciation (depreciation)	$1,583,897	$631,310	$507,499	$49,262	$(2,544)

Realized and unrealized gains (losses)	$1,625,853	$653,105	$549,249	$269,429	$232,487
Increase (Decrease) in net assets from operations	$1,530,012	$618,746	$524,762	$260,915	$338,226

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued
SC3
Sub-Account
Income and Expenses:
Dividend income	$-
Mortality and expense risk charges	(66,650)
Distribution and administrative expense charges	(7,998)
Net investment income (loss)	$(74,648)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$76,053
Realized gain distributions	-
Net realized gains (losses)	$76,053

Net unrealized appreciation (depreciation) on investments:
End of year	$1,307,386
Beginning of year	(13,245)
Change in unrealized appreciation (depreciation)	$1,320,631

Realized and unrealized gains (losses)	$1,396,684
Increase (Decrease) in net assets from operations	$1,322,036

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	FMS		FTI		FVS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (b)	2003	2002 (b)	2003	2002 (b)
Operations:
Net investment income (loss)	$(20,398)	$(572)	$(64,148)	$(1,359)	$(32,544)	$(376)
Net realized gains (losses)	28,050	218	238,285	53	45,404	194
Net unrealized gains (losses)	588,526	1,390	2,255,750	(8,777)	754,090	4,174
Increase (Decrease) in net assets from operations	$596,178	$1,036	$2,429,887	$(10,083)	$766,950	$3,992

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,647,370	$273,329	$16,524,766	$403,127	$2,932,874	$143,641
Net transfers between Sub-Accounts and Fixed Account	1,585,438	83,594	2,146,624	657,800	1,585,863	64,445
Withdrawals, surrenders, annuitizations and contract charges	(76,205)	-	(373,009)	(855)	(32,864)	(151)
Net accumulation activity	$5,156,603	$356,923	$18,298,381	$1,060,072	$4,485,873	$207,935

Annuitization Activity:
Annuitizations	$-	$-	$2,118	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(289)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(15)	-	(8)	-	(48)	-
Net annuitization activity	$(15)	$-	$2,110	$-	$(337)	$-
Increase (Decrease) in net assets from contract owner transactions	$5,156,588	$356,923	$18,300,491	$1,060,072	$4,485,536	$207,935

Increase (Decrease) in net assets	$5,752,766	$357,959	$20,730,378	$1,049,989	$5,252,486	$211,927

Net Assets:
Beginning of year	$357,959	$-	$1,049,989	$-	$211,927	$-
End of year	$6,110,725	$357,959	$21,780,367	$1,049,989	$5,464,413	$211,927

Unit Transactions:
Beginning of year	35,337	-	109,241	-	20,281	-
Purchased	323,635	27,010	1,456,936	41,692	251,869	14,088
Transferred between Sub-Accounts and Fixed Accumulation Account	140,516	8,327	203,272	67,637	138,384	6,207
Withdrawn, Surrendered and Annuitized	(9,551)	-	(34,914)	(88)	(7,429)	(14)
End of year	489,937	35,337	1,734,535	109,241	403,105	20,281

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LA1		LA2		MF7
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (b)	2003	2002 (b)	2003	2002
Operations:
Net investment income (loss)	$10,404	$1,152	$(19,041)	$602	$1,335,494	$488,007
Net realized gains (losses)	142,330	133	106,983	24	660,308	97,317
Net unrealized gains (losses)	2,927,014	(6,895)	623,926	(29)	1,545,020	1,664,976
Increase (Decrease) in net assets from operations	$3,079,748	$(5,610)	$711,868	$597	$3,540,822	$2,250,300

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$25,571,537	$276,744	$2,989,218	$260,168	$21,926,307	$14,086,132
Net transfers between Sub-Accounts and Fixed Account	5,923,775	87,905	2,851,972	23,567	7,707,102	12,078,989
Withdrawals, surrenders, annuitizations and contract charges	(1,669,622)	(417)	(1,151,652)	(151)	(4,219,442)	(2,051,922)
Net accumulation activity	$29,825,690	$364,232	$4,689,538	$283,584	$25,413,967	$24,113,199

Annuitization Activity:
Annuitizations	$3,232	$-	$-	$-	$-	$14,159
Annuity payments and contract charges	-	-	-	-	(1,786)	(1,612)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(1)	-	(15)	-	(202)	(100)
Net annuitization activity	$3,231	$-	$(15)	$-	$(1,988)	$12,447
Increase (Decrease) in net assets from contract owner transactions	$29,828,921	$364,232	$4,689,523	$283,584	$25,411,979	$24,125,646

Increase (Decrease) in net assets	$32,908,669	$358,622	$5,401,391	$284,181	$28,952,801	$26,375,946

Net Assets:
Beginning of year	$358,622	$-	$284,181	$-	$36,841,435	$10,465,489
End of year	$33,267,291	$358,622	$5,685,572	$284,181	$65,794,236	$36,841,435

Unit Transactions:
Beginning of year	33,508	-	26,664	-	3,399,082	1,039,445
Purchased	2,098,298	25,450	259,611	24,477	1,993,808	1,390,968
Transferred between Sub-Accounts and Fixed Accumulation Account	497,973	8,096	251,182	2,201	692,407	1,174,965
Withdrawn, Surrendered and Annuitized	(141,100)	(38)	(99,883)	(14)	(378,884)	(206,296)
End of year	2,488,679	33,508	437,574	26,664	5,706,413	3,399,082

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	BDS		MFD		CAS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$7,767,809	$4,093,733	$(367,637)	$(240,452)	$(7,950,897)	$(9,176,014)
Net realized gains (losses)	6,639,020	3,654,587	(847,905)	(802,353)	(234,919,917)	(382,909,764)
Net unrealized gains (losses)	2,070,127	7,230,589	6,918,599	(6,112,152)	378,358,329	60,462,435
Increase (Decrease) in net assets from operations	$16,476,956	$14,978,909	$5,703,057	$(7,154,957)	$135,487,515	$(331,623,343)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,904,336	$1,564,689	$3,018,224	$9,979,560	$4,193,618	$7,984,994
Net transfers between Sub-Accounts and Fixed Account	428,448	49,409,135	2,274,790	7,054,616	(7,805,303)	(57,513,980)
Withdrawals, surrenders, annuitizations and contract charges	(31,188,504)	(25,678,851)	(1,421,880)	(870,610)	(79,430,083)	(120,030,608)
Net accumulation activity	$(28,855,720)	$25,294,973	$3,871,134	$16,163,566	$(83,041,768)	$(169,559,594)

Annuitization Activity:
Annuitizations	$-	$-	$3,338	$16,904	$200,175	$153,993
Annuity payments and contract charges	(92,287)	(82,823)	(1,844)	(1,669)	(518,378)	(747,430)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(15,157)	(34,509)	(284)	(170)	(166,472)	81,414
Net annuitization activity	$(107,444)	$(117,332)	$1,210	$15,065	$(484,675)	$(512,023)
Increase (Decrease) in net assets from contract owner transactions	$(28,963,164)	$25,177,641	$3,872,344	$16,178,631	$(83,526,443)	$(170,071,617)

Increase (Decrease) in net assets	$(12,486,208)	$40,156,550	$9,575,401	$9,023,674	$51,961,072	$(501,694,960)

Net Assets:
Beginning of year	$209,295,113	$169,138,563	$20,470,534	$11,446,860	$560,298,723	$1,061,993,683
End of year	$196,808,905	$209,295,113	$30,045,935	$20,470,534	$612,259,795	$560,298,723

Unit Transactions:
Beginning of year	16,672,091	14,562,283	3,163,343	1,178,384	53,276,821	64,553,284
Purchased	227,142	130,651	313,159	1,195,273	415,143	942,516
Transferred between Sub-Accounts and Fixed Accumulation Account	(10,686)	4,129,823	257,127	914,462	(50,073)	(4,262,327)
Withdrawn, Surrendered and Annuitized	(2,373,084)	(2,150,666)	(196,880)	(124,776)	(5,987,262)	(7,956,652)
End of year	14,515,463	16,672,091	3,536,749	3,163,343	47,654,629	53,276,821

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	CO1		COS		MFF
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(168,526)	$(148,131)	$(2,660,172)	$(4,797,605)	$(178,070)	$(136,136)
Net realized gains (losses)	(549,050)	(371,827)	(62,951,165)	(108,712,383)	(731,554)	(652,171)
Net unrealized gains (losses)	3,639,232	(3,573,397)	122,855,311	(29,588,990)	3,850,506	(3,167,964)
Increase (Decrease) in net assets from operations	$2,921,656	$(4,093,355)	$57,243,974	$(143,098,978)	$2,940,882	$(3,956,271)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,628,113	$5,596,537	$2,192,992	$3,474,022	$1,745,526	$6,120,600
Net transfers between Sub-Accounts and Fixed Account	734,234	3,224,381	(14,408,298)	(66,309,026)	933,368	3,111,019
Withdrawals, surrenders, annuitizations and contract charges	(1,092,338)	(636,251)	(27,513,025)	(39,720,495)	(848,036)	(643,652)
Net accumulation activity	$1,270,009	$8,184,667	$(39,728,331)	$(102,555,499)	$1,830,858	$8,587,967

Annuitization Activity:
Annuitizations	$-	$53,623	$6,787	$-	$-	$1,514
Annuity payments and contract charges	-	(5,136)	(84,568)	(117,999)	(87)	(87)
Net transfers between Sub-Accounts	(5,917)	-	-	-	-	-
Adjustments to annuity reserves	(806)	(310)	(15,523)	1,680	(21)	(37)
Net annuitization activity	$(6,723)	$48,177	$(93,304)	$(116,319)	$(108)	$1,390
Increase (Decrease) in net assets from contract owner transactions	$1,263,286	$8,232,844	$(39,821,635)	$(102,671,818)	$1,830,750	$8,589,357

Increase (Decrease) in net assets	$4,184,942	$4,139,489	$17,422,339	$(245,770,796)	$4,771,632	$4,633,086

Net Assets:
Beginning of year	$10,868,241	$6,728,752	$248,530,711	$494,301,507	$9,746,182	$5,113,096
End of year	$15,053,183	$10,868,241	$265,953,050	$248,530,711	$14,517,814	$9,746,182

Unit Transactions:
Beginning of year	1,659,796	707,598	36,579,889	49,296,039	1,550,123	526,836
Purchased	162,114	669,166	345,990	468,094	178,806	736,254
Transferred between Sub-Accounts and Fixed Accumulation Account	71,586	384,672	(2,369,985)	(8,863,967)	97,589	380,778
Withdrawn, Surrendered and Annuitized	(153,126)	(101,640)	(3,393,704)	(4,320,277)	(120,865)	(93,745)
End of year	1,740,370	1,659,796	31,162,190	36,579,889	1,705,653	1,550,123

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	EGS		EM1		EME
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(5,415,922)	$(7,486,903)	$(31,645)	$(7,014)	$(272,979)	$(72,556)
Net realized gains (losses)	(101,219,588)	(171,071,995)	119,481	(114,030)	(817,300)	(1,409,605)
Net unrealized gains (losses)	204,634,045	(68,659,822)	1,149,180	(165,228)	15,089,756	(709,113)
Increase (Decrease) in net assets from operations	$97,998,535	$(247,218,720)	$1,237,016	$(286,272)	$13,999,477	$(2,191,274)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,936,811	$4,533,694	$254,940	$1,264,490	$209,048	$336,047
Net transfers between Sub-Accounts and Fixed Account	(14,283,946)	(81,392,865)	1,804,172	761,872	5,416,603	4,848,897
Withdrawals, surrenders, annuitizations and contract charges	(49,535,582)	(68,678,141)	(349,553)	(80,774)	(3,505,503)	(4,844,186)
Net accumulation activity	$(60,882,717)	$(145,537,312)	$1,709,559	$1,945,588	$2,120,148	$340,758

Annuitization Activity:
Annuitizations	$81,703	$45,741	$-	$-	$10,773	$-
Annuity payments and contract charges	(225,507)	(327,463)	-	-	(18,096)	(15,279)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(33,709)	(3,632)	-	-	(17,971)	(21,052)
Net annuitization activity	$(177,513)	$(285,354)	$-	$-	$(25,294)	$(36,331)
Increase (Decrease) in net assets from contract owner transactions	$(61,060,230)	$(145,822,666)	$1,709,559	$1,945,588	$2,094,854	$304,427

Increase (Decrease) in net assets	$36,938,305	$(393,041,386)	$2,946,575	$1,659,316	$16,094,331	$(1,886,847)

Net Assets:
Beginning of year	$370,438,018	$763,479,404	$2,036,932	$377,616	$30,076,632	$31,963,479
End of year	$407,376,323	$370,438,018	$4,983,507	$2,036,932	$46,170,963	$30,076,632

Unit Transactions:
Beginning of year	50,696,788	65,948,379	204,949	36,622	3,685,145	3,800,561
Purchased	413,759	629,726	23,135	114,419	26,194	37,755
Transferred between Sub-Accounts and Fixed Accumulation Account	(1,949,879)	(9,243,938)	138,188	61,923	429,194	403,000
Withdrawn, Surrendered and Annuitized	(5,041,994)	(6,637,379)	(29,739)	(8,015)	(374,597)	(556,171)
End of year	44,118,674	50,696,788	336,533	204,949	3,765,936	3,685,145

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GA1		GAA		GG1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$49,503	$18,718	$1,617,672	$1,500,144	$213,850	$(27,218)
Net realized gains (losses)	60,377	(16,733)	(15,359,513)	(6,888,095)	248,122	75,289
Net unrealized gains (losses)	96,501	(106,783)	19,648,223	(1,136,806)	187,457	279,312
Increase (Decrease) in net assets from operations	$206,381	$(104,798)	$5,906,382	$(6,524,757)	$649,429	$327,383

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$212,082	$1,050,377	$301,916	$669,302	$706,993	$2,025,641
Net transfers between Sub-Accounts and Fixed Account	(2,264,878)	556,629	(60,738,729)	(6,033,872)	558,099	1,631,290
Withdrawals, surrenders, annuitizations and contract charges	(27,805)	(129,174)	(6,206,026)	(11,822,887)	(532,878)	(193,294)
Net accumulation activity	$(2,080,601)	$1,477,832	$(66,642,839)	$(17,187,457)	$732,214	$3,463,637

Annuitization Activity:
Annuitizations	$-	$-	$9,381	$108,915	$-	$14,540
Annuity payments and contract charges	-	-	(70,537)	(122,309)	(1,878)	(1,654)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	43,303	(25,069)	(227)	(104)
Net annuitization activity	$-	$-	$(17,853)	$(38,463)	$(2,105)	$12,782
Increase (Decrease) in net assets from contract owner transactions	$(2,080,601)	$1,477,832	$(66,660,692)	$(17,225,920)	$730,109	$3,476,419

Increase (Decrease) in net assets	$(1,874,220)	$1,373,034	$(60,754,310)	$(23,750,677)	$1,379,538	$3,803,802

Net Assets:
Beginning of year	$1,874,220	$501,186	$60,754,310	$84,504,987	$3,969,895	$166,093
End of year	$-	$1,874,220	$-	$60,754,310	$5,349,433	$3,969,895

Unit Transactions:
Beginning of year	210,153	51,398	4,636,581	5,837,945	344,004	17,109
Purchased	22,316	111,138	17,039	61,866	60,171	194,946
Transferred between Sub-Accounts and Fixed Accumulation Account	(229,409)	61,335	(4,199,824)	(441,120)	48,386	149,769
Withdrawn, Surrendered and Annuitized	(3,060)	(13,718)	(453,796)	(822,110)	(43,903)	(17,820)
End of year	-	210,153	-	4,636,581	408,658	344,004

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GGS		GG2		GGR
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$2,542,593	$(694,415)	$(60,187)	$(33,346)	$(1,455,863)	$(2,286,052)
Net realized gains (losses)	3,335,761	96,097	68,400	(96,558)	(42,479,223)	(56,684,239)
Net unrealized gains (losses)	2,362,200	9,240,993	1,440,721	(470,420)	89,840,927	11,234,270
Increase (Decrease) in net assets from operations	$8,240,554	$8,642,675	$1,448,934	$(600,324)	$45,905,841	$(47,736,021)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$371,573	$837,429	$1,067,217	$1,579,033	$1,056,774	$2,197,195
Net transfers between Sub-Accounts and Fixed Account	681,462	20,849,237	809,598	1,559,952	(6,471,189)	(27,098,041)
Withdrawals, surrenders, annuitizations and contract charges	(12,215,073)	(10,404,311)	(260,799)	(182,302)	(22,419,923)	(30,247,996)
Net accumulation activity	$(11,162,038)	$11,282,355	$1,616,016	$2,956,683	$(27,834,338)	$(55,148,842)

Annuitization Activity:
Annuitizations	$33,967	$13,422	$-	$-	$74,318	$6,939
Annuity payments and contract charges	(79,101)	(78,834)	(278)	-	(117,175)	(136,935)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(4,146)	(32,096)	(47)	-	(143)	(13,486)
Net annuitization activity	$(49,280)	$(97,508)	$(325)	$-	$(43,000)	$(143,482)
Increase (Decrease) in net assets from contract owner transactions	$(11,211,318)	$11,184,847	$1,615,691	$2,956,683	$(27,877,338)	$(55,292,324)

Increase (Decrease) in net assets	$(2,970,764)	$19,827,522	$3,064,625	$2,356,359	$18,028,503	$(103,028,345)

Net Assets:
Beginning of year	$64,709,568	$44,882,046	$3,713,489	$1,357,130	$157,722,758	$260,751,103
End of year	$61,738,804	$64,709,568	$6,778,114	$3,713,489	$175,751,261	$157,722,758

Unit Transactions:
Beginning of year	4,610,834	3,647,399	468,329	140,349	13,695,036	17,723,668
Purchased	26,436	70,005	99,074	175,879	92,200	234,808
Transferred between Sub-Accounts and Fixed Accumulation Account	22,631	1,677,469	81,031	175,009	(544,877)	(2,282,798)
Withdrawn, Surrendered and Annuitized	(805,281)	(784,039)	(32,575)	(22,908)	(1,559,078)	(1,980,642)
End of year	3,854,620	4,610,834	615,859	468,329	11,683,281	13,695,036

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GT1		GTS		GT2
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(4,456)	$(4,895)	$(14,298)	$(28,240)	$43,679	$7,504
Net realized gains (losses)	(13,354)	(25,215)	(696,575)	(1,077,797)	50,082	(30,105)
Net unrealized gains (losses)	112,882	(130,300)	1,002,615	(75,505)	1,537,313	3,524
Increase (Decrease) in net assets from operations	$95,072	$(160,410)	$291,742	$(1,181,542)	$1,631,074	$(19,077)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$36,480	$222,175	$8,623	$54,175	$906,887	$2,288,946
Net transfers between Sub-Accounts and Fixed Account	(491,415)	82,773	(1,582,859)	(40,601)	3,755,495	1,869,065
Withdrawals, surrenders, annuitizations and contract charges	(13,119)	(6,571)	(108,394)	(218,548)	(547,443)	(67,406)
Net accumulation activity	$(468,054)	$298,377	$(1,682,630)	$(204,974)	$4,114,939	$4,090,605

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$14,184	$-
Annuity payments and contract charges	-	-	-	-	(419)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(62)	-
Net annuitization activity	$-	$-	$-	$-	$13,703	$-
Increase (Decrease) in net assets from contract owner transactions	$(468,054)	$298,377	$(1,682,630)	$(204,974)	$4,128,642	$4,090,605

Increase (Decrease) in net assets	$(372,982)	$137,967	$(1,390,888)	$(1,386,516)	$5,759,716	$4,071,528

Net Assets:
Beginning of year	$372,982	$235,015	$1,390,888	$2,777,404	$5,544,326	$1,472,798
End of year	$-	$372,982	$-	$1,390,888	$11,304,042	$5,544,326

Unit Transactions:
Beginning of year	66,336	24,957	555,343	662,983	575,530	151,199
Purchased	4,821	33,670	3,471	17,643	90,639	240,584
Transferred between Sub-Accounts and Fixed Accumulation Account	(68,890)	12,857	(518,984)	(47,757)	353,356	194,806
Withdrawn, Surrendered and Annuitized	(2,267)	(5,148)	(39,830)	(77,526)	(53,690)	(11,059)
End of year	-	66,336	-	555,343	965,835	575,530

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GTR		MFK		GSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$660,194	$419,406	$2,697,283	$1,395,817	$21,852,435	$20,283,292
Net realized gains (losses)	(2,050,099)	(2,777,769)	922,072	(9,501)	21,561,553	4,528,114
Net unrealized gains (losses)	23,651,015	1,599,601	(3,297,455)	3,096,017	(40,288,933)	27,217,769
Increase (Decrease) in net assets from operations	$22,261,110	$(758,762)	$321,900	$4,482,333	$3,125,055	$52,029,175

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,043,042	$923,510	$48,599,628	$32,428,415	$7,213,527	$19,413,929
Net transfers between Sub-Accounts and Fixed Account	66,204,830	4,646,419	3,419,581	36,864,681	(117,172,529)	189,926,837
Withdrawals, surrenders, annuitizations and contract charges	(14,994,182)	(11,905,476)	(13,740,482)	(4,331,047)	(114,597,485)	(112,973,131)
Net accumulation activity	$52,253,690	$(6,335,547)	$38,278,727	$64,962,049	$(224,556,487)	$96,367,635

Annuitization Activity:
Annuitizations	$-	$22,199	$6,869	$28,565	$114,873	$141,946
Annuity payments and contract charges	(84,741)	(72,879)	(3,484)	(3,252)	(531,760)	(660,933)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(188,144)	(39,313)	(387)	(199)	(47,977)	(69,314)
Net annuitization activity	$(272,885)	$(89,993)	$2,998	$25,114	$(464,864)	$(588,301)
Increase (Decrease) in net assets from contract owner transactions	$51,980,805	$(6,425,540)	$38,281,725	$64,987,163	$(225,021,351)	$95,779,334

Increase (Decrease) in net assets	$74,241,915	$(7,184,302)	$38,603,625	$69,469,496	$(221,896,296)	$147,808,509

Net Assets:
Beginning of year	$76,987,347	$84,171,649	$93,288,471	$23,818,975	$743,720,269	$595,911,760
End of year	$151,229,262	$76,987,347	$131,892,096	$93,288,471	$521,823,973	$743,720,269

Unit Transactions:
Beginning of year	5,490,465	5,780,805	8,558,119	2,355,604	50,577,174	43,557,072
Purchased	81,487	78,902	4,810,403	3,198,551	575,584	1,601,821
Transferred between Sub-Accounts and Fixed Accumulation Account	4,193,301	432,986	344,054	3,497,333	(8,507,621)	12,927,838
Withdrawn, Surrendered and Annuitized	(928,759)	(802,228)	(1,328,794)	(493,369)	(7,382,992)	(7,509,557)
End of year	8,836,494	5,490,465	12,383,782	8,558,119	35,262,145	50,577,174

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFC		HYS		IG1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$3,279,092	$1,562,250	$20,942,422	$24,098,474	$(116,872)	$(79,871)
Net realized gains (losses)	118,939	(1,000,412)	(14,581,060)	(33,156,854)	210,804	1,032,560
Net unrealized gains (losses)	5,174,685	72,066	43,400,678	11,817,205	4,008,633	(918,118)
Increase (Decrease) in net assets from operations	$8,572,716	$633,904	$49,762,040	$2,758,825	$4,102,565	$34,571

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,189,010	$13,016,093	$2,933,458	$2,612,480	$828,688	$4,527,332
Net transfers between Sub-Accounts and Fixed Account	22,227,714	12,022,299	32,765,697	(10,818,426)	464,091	4,848,362
Withdrawals, surrenders, annuitizations and contract charges	(3,346,815)	(1,357,205)	(39,589,937)	(38,199,666)	(773,929)	(2,087,732)
Net accumulation activity	$40,069,909	$23,681,187	$(3,890,782)	$(46,405,612)	$518,850	$7,287,962

Annuitization Activity:
Annuitizations	$8,518	$9,671	$57,070	$168,718	$-	$1,534
Annuity payments and contract charges	(1,577)	(470)	(203,576)	(287,181)	(112)	(105)
Net transfers between Sub-Account	-	-	-	-	-	-
Adjustments to annuity reserves	(256)	(63)	(65,957)	(36,001)	(33)	(49)
Net annuitization activity	$6,685	$9,138	$(212,463)	$(154,464)	$(145)	$1,380
Increase (Decrease) in net assets from contract owner transactions	$40,076,594	$23,690,325	$(4,103,245)	$(46,560,076)	$518,705	$7,289,342

Increase (Decrease) in net assets	$48,649,310	$24,324,229	$45,658,795	$(43,801,251)	$4,621,270	$7,323,913

Net Assets:
Beginning of year	$32,604,716	$8,280,487	$257,293,833	$301,095,084	$10,427,953	$3,104,040
End of year	$81,254,026	$32,604,716	$302,952,628	$257,293,833	$15,049,223	$10,427,953

Unit Transactions:
Beginning of year	3,266,770	838,150	20,985,015	24,640,912	1,265,240	326,874
Purchased	1,858,559	1,321,172	275,387	248,178	91,195	501,152
Transferred between Sub-Accounts and Fixed Accumulation Account	1,881,182	1,246,987	2,635,374	(987,124)	63,877	670,533
Withdrawn, Surrendered and Annuitized	(307,298)	(139,539)	(2,780,213)	(2,916,951)	(86,423)	(233,319)
End of year	6,699,213	3,266,770	21,115,563	20,985,015	1,333,889	1,265,240

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	IGS		MI1		MII
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002 (a)	2003	2002
Operations:
Net investment income (loss)	$(617,881)	$(900,486)	$(26,442)	$(11,170)	$(196,451)	$(332,754)
Net realized gains (losses)	(7,065,737)	(8,001,430)	19,988	158,321	(3,949,195)	(5,788,484)
Net unrealized gains (losses)	36,651,846	(5,408,492)	995,879	(87,353)	18,317,370	1,710,751
Increase (Decrease) in net assets from operations	$28,968,228	$(14,310,408)	$989,425	$59,798	$14,171,724	$(4,410,487)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$800,258	$1,325,782	$377,907	$1,096,678	$330,336	$421,727
Net transfers between Sub-Accounts and Fixed Account	(277,777)	(5,950,235)	1,274,091	666,775	3,249,607	(1,131,388)
Withdrawals, surrenders, annuitizations and contract charges	(10,119,942)	(10,712,751)	(267,728)	(47,221)	(7,427,403)	(7,941,573)
Net accumulation activity	$(9,597,461)	$(15,337,204)	$1,384,270	$1,716,232	$(3,847,460)	$(8,651,234)

Annuitization Activity:
Annuitizations	$26,319	$7,928	$-	$-	$4,002	$-
Annuity payments and contract charges	(20,951)	(21,548)	-	-	(19,347)	(29,483)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(7,841)	(4,563)	-	-	(7,534)	(12,135)
Net annuitization activity	$(2,473)	$(18,183)	$-	$-	$(22,879)	$(41,618)
Increase (Decrease) in net assets from contract owner transactions	$(9,599,934)	$(15,355,387)	$1,384,270	$1,716,232	$(3,870,339)	$(8,692,852)

Increase (Decrease) in net assets	$19,368,294	$(29,665,795)	$2,373,695	$1,776,030	$10,301,385	$(13,103,339)

Net Assets:
Beginning of year	$87,260,895	$116,926,690	$2,198,379	$422,349	$48,423,016	$61,526,355
End of year	$106,629,189	$87,260,895	$4,572,074	$2,198,379	$58,724,401	$48,423,016

Unit Transactions:
Beginning of year	11,708,342	13,618,628	253,434	45,114	4,845,066	5,653,736
Purchased	103,885	171,778	40,419	117,862	36,979	40,036
Transferred between Sub-Accounts and Fixed Accumulation Account	(146,589)	(759,280)	136,028	95,885	364,275	(114,421)
Withdrawn, Surrendered and Annuitized	(1,223,551)	(1,322,784)	(30,588)	(5,427)	(666,470)	(734,285)
End of year	10,442,087	11,708,342	399,293	253,434	4,579,850	4,845,066

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MS1		MSS		M1B
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(39,173)	$(27,553)	$(1,998,354)	$(2,704,683)	$(648,456)	$(345,415)
Net realized gains (losses)	(106,698)	(84,808)	(47,724,241)	(74,284,868)	(1,063,171)	(798,785)
Net unrealized gains (losses)	689,536	(469,552)	79,601,399	12,808,077	9,451,816	(7,657,729)
Increase (Decrease) in net assets from operations	$543,665	$(581,913)	$29,878,804	$(64,181,474)	$7,740,189	$(8,801,929)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$155,065	$1,275,192	$964,939	$2,123,359	$19,109,076	$15,870,561
Net transfers between Sub-Accounts and Fixed Account	79,351	832,853	(6,148,440)	(28,773,717)	8,324,389	9,667,852
Withdrawals, surrenders, annuitizations and contract charges	(156,342)	(40,892)	(19,674,522)	(27,745,455)	(2,625,362)	(1,208,871)
Net accumulation activity	$78,074	$2,067,153	$(24,858,023)	$(54,395,813)	$24,808,103	$24,329,542

Annuitization Activity:
Annuitizations	$-	$-	$69,527	$17,607	$10,566	$-
Annuity payments and contract charges	-	-	(83,643)	(128,925)	(318)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(28,648)	49,975	(45)	-
Net annuitization activity	$-	$-	$(42,764)	$(61,343)	$10,203	$-
Increase (Decrease) in net assets from contract owner transactions	$78,074	$2,067,153	$(24,900,787)	$(54,457,156)	$24,818,306	$24,329,542

Increase (Decrease) in net assets	$621,739	$1,485,240	$4,978,017	$(118,638,630)	$32,558,495	$15,527,613

Net Assets:
Beginning of year	$2,241,427	$756,187	$143,971,087	$262,609,717	$29,392,471	$13,864,858
End of year	$2,863,166	$2,241,427	$148,949,104	$143,971,087	$61,950,966	$29,392,471

Unit Transactions:
Beginning of year	320,127	78,580	14,253,338	18,605,449	4,230,272	1,419,642
Purchased	18,534	148,920	115,442	196,173	1,815,023	1,821,934
Transferred between Sub-Accounts and Fixed Accumulation Account	10,573	98,110	(562,001)	(2,525,023)	953,702	1,153,027
Withdrawn, Surrendered and Annuitized	(20,773)	(5,483)	(1,526,477)	(2,023,261)	(348,376)	(164,331)
End of year	328,461	320,127	12,280,302	14,253,338	6,650,621	4,230,272

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MIS		MFL		MIT
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(6,159,667)	$(7,134,480)	$(339,828)	$(209,140)	$(2,775,141)	$(4,880,066)
Net realized gains (losses)	(66,637,079)	(119,932,703)	(1,305,227)	(751,300)	(111,624,541)	(149,023,111)
Net unrealized gains (losses)	154,987,387	(71,931,453)	12,658,113	(8,870,924)	305,913,250	(193,397,289)
Increase (Decrease) in net assets from operations	$82,190,641	$(198,998,636)	$11,013,058	$(9,831,364)	$191,513,568	$(347,300,466)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,884,118	$5,247,825	$7,494,031	$21,868,525	$8,030,314	$13,205,858
Net transfers between Sub-Accounts and Fixed Account	9,564,741	(73,387,309)	7,856,344	17,725,359	(25,737,703)	(131,535,540)
Withdrawals, surrenders, annuitizations and contract charges	(41,024,285)	(54,468,052)	(3,386,317)	(1,865,378)	(132,067,375)	(177,865,737)
Net accumulation activity	$(28,575,426)	$(122,607,536)	$11,964,058	$37,728,506	$(149,774,764)	$(296,195,419)

Annuitization Activity:
Annuitizations	$3,329	$13,393	$28,281	$3,883	$132,708	$123,802
Annuity payments and contract charges	(168,324)	(198,590)	(1,378)	(242)	(793,105)	(1,112,911)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(12,319)	(32,966)	(298)	(108)	(94,307)	(10,444)
Net annuitization activity	$(177,314)	$(218,163)	$26,605	$3,533	$(754,704)	$(999,553)
Increase (Decrease) in net assets from contract owner transactions	$(28,752,740)	$(122,825,699)	$11,990,663	$37,732,039	$(150,529,468)	$(297,194,972)

Increase (Decrease) in net assets	$53,437,901	$(321,824,335)	$23,003,721	$27,900,675	$40,984,100	$(644,495,438)

Net Assets:
Beginning of year	$411,220,281	$733,044,616	$46,842,065	$18,941,390	$1,027,852,421	$1,672,347,859
End of year	$464,658,182	$411,220,281	$69,845,786	$46,842,065	$1,068,836,521	$1,027,852,421

Unit Transactions:
Beginning of year	65,830,913	82,854,696	6,235,850	1,960,395	93,484,847	114,934,813
Purchased	444,048	734,385	751,719	2,467,270	798,958	1,264,050
Transferred between Sub-Accounts and Fixed Accumulation Account	783,949	(10,701,366)	884,967	2,059,574	(2,442,894)	(10,650,348)
Withdrawn, Surrendered and Annuitized	(5,811,697)	(7,056,802)	(425,810)	(251,389)	(9,735,592)	(12,063,668)
End of year	61,247,213	65,830,913	7,446,726	6,235,850	82,105,319	93,484,847

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MC1		MCS		MCV
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002 (c)
Operations:
Net investment income (loss)	$(338,188)	$(183,642)	$(754,038)	$(771,797)	$(87,648)	$(3,114)
Net realized gains (losses)	(1,998,796)	(1,705,465)	(11,809,739)	(21,346,885)	109,718	(1,361)
Net unrealized gains (losses)	8,553,836	(6,212,001)	27,559,790	(16,922,656)	1,825,251	(1,522)
Increase (Decrease) in net assets from operations	$6,216,852	$(8,101,108)	$14,996,013	$(39,041,338)	$1,847,321	$(5,997)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,729,361	$9,276,606	$482,263	$577,381	$9,878,735	$320,249
Net transfers between Sub-Accounts and Fixed Account	6,014,607	6,572,293	27,329,950	8,776,726	3,614,888	394,325
Withdrawals, surrenders, annuitizations and contract charges	(1,749,898)	(718,323)	(6,563,851)	(5,828,964)	(366,921)	(5,030)
Net accumulation activity	$15,994,070	$15,130,576	$21,248,362	$3,525,143	$13,126,702	$709,544

Annuitization Activity:
Annuitizations	$1,033	$12,591	$-	$4,156	$1,086	$-
Annuity payments and contract charges	(1,286)	(1,249)	(6,882)	(6,171)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(198)	(105)	(2,169)	(1,302)	-	-
Net annuitization activity	$(451)	$11,237	$(9,051)	$(3,317)	$1,086	$-
Increase (Decrease) in net assets from contract owner transactions	$15,993,619	$15,141,813	$21,239,311	$3,521,826	$13,127,788	$709,544
					14,975,109
Increase (Decrease) in net assets	$22,210,471	$7,040,705	$36,235,324	$(35,519,512)	$	$703,547

Net Assets:
Beginning of year	$14,018,481	$6,977,776	$39,906,465	$75,425,977	$703,547	$-
End of year	$36,228,952	$14,018,481	$76,141,789	$39,906,465	$15,678,656	$703,547

Unit Transactions:
Beginning of year	2,772,461	723,935	10,939,748	10,773,649	86,168	-
Purchased	1,071,503	1,243,210	139,189	115,995	861,442	39,705
Transferred between Sub-Accounts and Fixed Accumulation Account	728,480	939,270	5,776,648	1,306,324	361,070	47,078
Withdrawn, Surrendered and Annuitized	(282,633)	(133,954)	(1,520,626)	(1,256,220)	(36,911)	(615)
End of year	4,289,811	2,772,461	15,334,959	10,939,748	1,271,769	86,168

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MM1		MMS		M1A
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(676,092)	$(215,337)	$(3,674,862)	$(907,959)	$(329,076)	$(217,812)
Net realized gains (losses)	-	-	-	-	(1,138,363)	(731,683)
Net unrealized gains (losses)	-	-	-	-	7,704,890	(5,365,837)
Increase (Decrease) in net assets from operations	$(676,092)	$(215,337)	$(3,674,862)	$(907,959)	$6,237,451	$(6,315,332)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$58,032,607	$78,441,041	$15,907,021	$27,424,518	$3,899,985	$9,269,451
Net transfers between Sub-Accounts and Fixed Account	(37,596,180)	11,644,385	17,199,227	304,930,662	3,028,796	7,331,325
Withdrawals, surrenders, annuitizations and contract charges	(24,301,362)	(57,616,155)	(276,742,358)	(404,066,221)	(1,417,375)	(870,069)
Net accumulation activity	$(3,864,935)	$32,469,271	$(243,636,110)	$(71,711,041)	$5,511,406	$15,730,707

Annuitization Activity:
Annuitizations	$127,011	$13,887	$42,391	$405,606	$-	$35,680
Annuity payments and contract charges	(15,883)	(15,218)	(583,818)	(523,684)	(3,638)	(3,542)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(1,681)	11,950	(30,696)	(188,394)	(553)	(242)
Net annuitization activity	$109,447	$10,619	$(572,123)	$(306,472)	$(4,191)	$31,896
Increase (Decrease) in net assets from contract owner transactions	$(3,755,488)	$32,479,890	$(244,208,233)	$(72,017,513)	$5,507,215	$15,762,603

Increase (Decrease) in net assets	$(4,431,580)	$32,264,553	$(247,883,095)	$(72,925,472)	$11,744,666	$9,447,271

Net Assets:
Beginning of year	$52,748,947	$20,484,394	$581,571,010	$654,496,482	$17,111,473	$7,664,202
End of year	$48,317,367	$52,748,947	$333,687,915	$581,571,010	$28,856,139	$17,111,473

Unit Transactions:
Beginning of year	5,279,063	2,033,294	47,957,226	53,824,814	2,530,871	744,162
Purchased	6,468,798	7,923,676	2,447,802	2,326,155	395,741	1,038,386
Transferred between Sub-Accounts and Fixed Accumulation Account	(3,852,358)	1,163,800	(19,628)	23,907,421	328,344	867,033
Withdrawn, Surrendered and Annuitized	(2,998,781)	(5,841,707)	(22,675,123)	(32,101,164)	(185,015)	(118,710)
End of year	4,896,722	5,279,063	27,710,277	47,957,226	3,069,941	2,530,871

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	NWD		RE1		RES
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(2,190,633)	$(2,714,943)	$(99,410)	$(67,789)	$(2,353,463)	$(5,858,452)
Net realized gains (losses)	(22,680,045)	(30,404,508)	(321,294)	(254,138)	(81,631,541)	(108,793,269)
Net unrealized gains (losses)	67,707,360	(50,324,918)	2,612,530	(1,697,049)	173,829,375	(76,663,943)
Increase (Decrease) in net assets from operations	$42,836,682	$(83,444,369)	$2,191,826	$(2,018,976)	$89,844,371	$(191,315,664)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,665,766	$2,090,760	$5,860,953	$4,242,954	$2,969,474	$5,472,218
Net transfers between Sub-Accounts and Fixed Account	7,246,229	5,369,734	1,349,855	2,140,618	(24,427,338)	(88,792,346)
Withdrawals, surrenders, annuitizations and contract charges	(17,672,636)	(20,081,316)	(583,571)	(358,358)	(61,080,270)	(80,061,036)
Net accumulation activity	$(8,760,641)	$(12,620,822)	$6,627,237	$6,025,214	$(82,538,134)	$(163,381,164)

Annuitization Activity:
Annuitizations	$26,620	$7,955	$-	$14,080	$22,920	$205,089
Annuity payments and contract charges	(61,262)	(53,628)	(1,505)	(1,562)	(309,729)	(443,321)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(1,894)	10,363	(199)	(82)	(20,096)	(11,367)
Net annuitization activity	$(36,536)	$(35,310)	$(1,704)	$12,436	$(306,905)	$(249,599)
Increase (Decrease) in net assets from contract owner transactions	$(8,797,177)	$(12,656,132)	$6,625,533	$6,037,650	$(82,845,039)	$(163,630,763)

Increase (Decrease) in net assets	$34,039,505	$(96,100,501)	$8,817,359	$4,018,674	$6,999,332	$(354,946,427)

Net Assets:
Beginning of year	$142,395,159	$238,495,660	$7,124,245	$3,105,571	$442,075,147	$797,021,574
End of year	$176,434,664	$142,395,159	$15,941,604	$7,124,245	$449,074,479	$442,075,147

Unit Transactions:
Beginning of year	18,934,627	20,720,859	998,378	322,046	40,346,263	52,722,243
Purchased	190,185	233,498	593,782	470,796	324,329	561,796
Transferred between Sub-Accounts and Fixed Accumulation Account	388,361	58,334	144,234	251,596	(1,996,106)	(7,211,797)
Withdrawn, Surrendered and Annuitized	(1,945,831)	(2,078,064)	(77,842)	(46,060)	(4,559,868)	(5,725,979)
End of year	17,567,342	18,934,627	1,658,552	998,378	34,114,618	40,346,263

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RG1		RGS		RI1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(67,660)	$(45,939)	$(439,347)	$(555,270)	$(154,725)	$(54,322)
Net realized gains (losses)	(199,076)	(230,597)	(4,201,674)	(7,741,158)	373,853	58,965
Net unrealized gains (losses)	1,978,848	(1,218,737)	19,836,166	(12,060,128)	3,978,483	(456,169)
Increase (Decrease) in net assets from operations	$1,712,112	$(1,495,273)	$15,195,145	$(20,356,556)	$4,197,611	$(451,526)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$302,283	$3,010,742	$725,560	$1,048,639	$15,933,874	$2,533,779
Net transfers between Sub-Accounts and Fixed Account	959,349	1,913,779	7,029,371	(2,307,270)	1,653,575	1,350,318
Withdrawals, surrenders, annuitizations and contract charges	(494,876)	(176,671)	(7,272,231)	(8,701,049)	(513,088)	(210,884)
Net accumulation activity	$766,756	$4,747,850	$482,700	$(9,959,680)	$17,074,361	$3,673,213

Annuitization Activity:
Annuitizations	$-	$-	$17,199	$2,713	$-	$-
Annuity payments and contract charges	-	-	(28,605)	(30,608)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(5,011)	9,199	-	-
Net annuitization activity	$-	$-	$(16,417)	$(18,696)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$766,756	$4,747,850	$466,283	$(9,978,376)	$17,074,361	$3,673,213

Increase (Decrease) in net assets	$2,478,868	$3,252,577	$15,661,428	$(30,334,932)	$21,271,972	$3,221,687

Net Assets:
Beginning of year	$6,404,569	$3,151,992	$61,785,510	$92,120,442	$5,755,219	$2,533,532
End of year	$8,883,437	$6,404,569	$77,446,938	$61,785,510	$27,027,191	$5,755,219

Unit Transactions:
Beginning of year	836,210	317,814	7,794,225	8,941,881	688,316	269,147
Purchased	35,282	327,374	106,739	124,729	1,421,520	282,860
Transferred between Sub-Accounts and Fixed Accumulation Account	109,522	213,503	683,863	(338,644)	168,533	160,946
Withdrawn, Surrendered and Annuitized	(61,564)	(22,481)	(823,323)	(933,741)	(57,259)	(24,637)
End of year	919,450	836,210	7,761,504	7,794,225	2,221,110	688,316

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RIS		SG1		SGS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(525,487)	$(863,071)	$(196,915)	$(61,762)	$(591,845)	$(750,149)
Net realized gains (losses)	(5,789,289)	(7,463,512)	(240,196)	(185,417)	(9,877,635)	(20,806,722)
Net unrealized gains (losses)	23,860,798	(1,595,805)	3,005,665	(1,204,502)	19,664,620	(128,140)
Increase (Decrease) in net assets from operations	$17,546,022	$(9,922,388)	$2,568,554	$(1,451,681)	$9,195,140	$(21,685,011)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$481,955	$697,367	$18,766,736	$2,883,270	$250,428	$585,833
Net transfers between Sub-Accounts and Fixed Account	(539,581)	(2,491,157)	3,811,198	1,790,560	3,967,601	(9,899,150)
Withdrawals, surrenders, annuitizations and contract charges	(5,997,849)	(6,390,353)	(854,946)	(210,774)	(4,113,269)	(4,686,831)
Net accumulation activity	$(6,055,475)	$(8,184,143)	$21,722,988	$4,463,056	$104,760	$(14,000,148)

Annuitization Activity:
Annuitizations	$-	$2,014	$2,073	$-	$-	$-
Annuity payments and contract charges	(18,742)	(12,224)	-	-	(17,013)	(18,603)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	1,040	17,684	-	-	(3,048)	184
Net annuitization activity	$(17,702)	$7,474	$2,073	$-	$(20,061)	$(18,419)
Increase (Decrease) in net assets from contract owner transactions	$(6,073,177)	$(8,176,669)	$21,725,061	$4,463,056	$84,699	$14,018,567

Increase (Decrease) in net assets	$11,472,845	$(18,099,057)	$24,293,615	$3,011,375	$9,279,839	$35,703,578

Net Assets:
Beginning of year	$61,819,925	$79,918,982	$4,997,289	$1,985,914	$38,193,061	$73,896,639
End of year	$73,292,770	$61,819,925	$29,290,904	$4,997,289	$47,472,900	$38,193,061

Unit Transactions:
Beginning of year	8,305,636	9,379,991	729,461	204,017	8,056,046	10,760,916
Purchased	55,820	87,486	1,593,753	338,189	51,622	105,257
Transferred between Sub-Accounts and Fixed Accumulation Account	(222,241)	(389,802)	377,518	216,838	629,295	(1,965,055)
Withdrawn, Surrendered and Annuitized	(726,213)	(772,039)	(100,543)	(29,583)	(759,214)	(845,072)
End of year	7,413,002	8,305,636	2,600,189	729,461	7,977,749	8,056,046

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SI1		SIS		SVS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002 (c)
Operations:
Net investment income (loss)	$429,838	$191,974	$1,902,359	$1,554,079	$(66,806)	$(4,896)
Net realized gains (losses)	246,158	(6,301)	843,234	(136,444)	69,732	(14,385)
Net unrealized gains (losses)	1,084,036	373,972	3,919,210	1,673,376	1,057,089	(17,654)
Increase (Decrease) in net assets from operations	$1,760,032	$559,645	$6,664,803	$3,091,011	$1,060,015	$(36,935)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,737,841	$4,963,366	$410,357	$610,153	$3,275,853	$634,920
Net transfers between Sub-Accounts and Fixed Account	4,307,486	5,231,040	11,258,457	12,069,495	3,140,801	477,067
Withdrawals, surrenders, annuitizations and contract charges	(1,866,058)	(440,592)	(8,229,241)	(6,867,834)	(378,017)	(2,950)
Net accumulation activity	$6,179,269	$9,753,814	$3,439,573	$5,811,814	$6,038,637	$1,109,037

Annuitization Activity:
Annuitizations	$14,712	$10,146	$-	$18,058	$-	$-
Annuity payments and contract charges	(1,680)	(495)	(28,026)	(15,382)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(217)	(67)	(7,990)	2,990	-	-
Net annuitization activity	$12,815	$9,584	$(36,016)	$5,666	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$6,192,084	$9,763,398	$3,403,557	$5,817,480	$6,038,637	$1,109,037
Increase (Decrease) in net assets	$7,952,116	$10,323,043	$10,068,360	$8,908,491	$7,098,652	$1,072,102

Net Assets:
Beginning of year	$12,904,706	$2,581,663	$56,213,140	$47,304,649	$1,072,102	$-
End of year	$20,856,822	$12,904,706	$66,281,500	$56,213,140	$8,170,754	$1,072,102

Unit Transactions:
Beginning of year	1,211,192	256,166	5,060,468	4,516,487	131,129	-
Purchased	343,202	487,952	56,543	57,637	298,582	73,782
Transferred between Sub-Accounts and Fixed Accumulation Account	391,838	510,730	954,090	1,128,600	306,034	57,721
Withdrawn, Surrendered and Annuitized	(170,616)	(43,656)	(705,066)	(642,256)	(38,805)	(374)
End of year	1,775,616	1,211,192	5,366,035	5,060,468	696,940	131,129

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TE1		TEC		MFJ
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(38,011)	$(24,264)	$(295,496)	$(310,004)	$1,921,484	$1,148,316
Net realized gains (losses)	(230,089)	(581,207)	(7,240,439)	(15,007,510)	(1,057,332)	1,739,397
Net unrealized gains (losses)	1,072,638	(740,856)	14,242,468	285,045	23,274,477	(10,314,011)
Increase (Decrease) in net assets from operations	$804,538	$(1,346,327)	$6,706,533	$(15,032,469)	$24,138,629	$(7,426,298)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$412,838	$965,988	$187,720	$326,349	$76,292,905	$59,652,592
Net transfers between Sub-Accounts and Fixed Account	1,524,944	1,013,832	9,251,164	(2,765,518)	21,399,392	42,745,374
Withdrawals, surrenders, annuitizations and contract charges	(154,715)	(69,702)	(1,818,090)	(2,361,729)	(11,071,540)	(4,649,697)
Net accumulation activity	$1,783,067	$1,910,118	$7,620,794	$(4,800,898)	$86,620,757	$97,748,269

Annuitization Activity:
Annuitizations	$-	$-	$-	$4,047	$-	$59,472
Annuity payments and contract charges	-	-	(1,475)	(1,602)	(6,726)	(6,709)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(513)	(1,820)	(831)	(377)
Net annuitization activity	$-	$-	$(1,988)	$625	$(7,557)	$52,386
Increase (Decrease) in net assets from contract owner transactions	$1,783,067	$1,910,118	$7,618,806	$(4,800,273)	$86,613,200	$97,800,655

Increase (Decrease) in net assets	$2,587,605	$563,791	$14,325,339	$(19,832,742)	$110,751,829	$90,374,357

Net Assets:
Beginning of year	$1,507,781	$943,990	$14,026,934	$33,859,676	$120,728,633	$30,354,276
End of year	$4,095,386	$1,507,781	$28,352,273	$14,026,934	$231,480,462	$120,728,633

Unit Transactions:
Beginning of year	292,860	97,036	5,811,547	7,440,220	13,048,289	3,047,596
Purchased	59,244	127,501	81,880	98,644	7,098,199	6,122,165
Transferred between Sub-Accounts and Fixed Accumulation Account	219,682	83,609	3,042,212	(997,372)	2,076,015	4,426,034
Withdrawn, Surrendered and Annuitized	(24,184)	(15,286)	(637,512)	(729,945)	(1,173,558)	(547,506)
End of year	547,602	292,860	8,298,127	5,811,547	21,048,945	13,048,289

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TRS		MFE		UTS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$27,263,640	$29,455,337	$151,689	$185,518	$3,894,552	$6,800,573
Net realized gains (losses)	(60,957,845)	259,687	(349,041)	(765,472)	(34,868,231)	(81,991,651)
Net unrealized gains (losses)	236,151,786	(150,961,795)	3,783,446	(1,748,961)	96,937,403	(20,699,790)
Increase (Decrease) in net assets from operations	$202,457,581	$(121,246,771)	$3,586,094	$(2,328,915)	$65,963,724	$(95,890,868)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$12,429,427	$22,336,098	$1,905,667	$3,856,688	$1,624,278	$3,077,015
Net transfers between Sub-Accounts and Fixed Account	40,400,723	66,326,479	2,045,084	2,841,058	(547,273)	(62,977,839)
Withdrawals, surrenders, annuitizations and contract charges	(218,858,960)	(254,641,685)	(952,974)	(455,394)	(27,757,435)	(39,387,069)
Net accumulation activity	$(166,028,810)	$(165,979,108)	$2,997,777	$6,242,352	$(26,680,430)	$(99,287,893)

Annuitization Activity:
Annuitizations	$785,380	$857,592	$-	$19,227	$39,900	$78,444
Annuity payments and contract charges	(1,769,772)	(1,899,909)	(2,495)	(1,626)	(120,896)	(159,469)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(248,336)	(225,182)	(358)	(123)	(27,322)	(965)
Net annuitization activity	$(1,232,728)	$(1,267,499)	$(2,853)	$17,478	$(108,318)	$(81,990)
Increase (Decrease) in net assets from contract owner transactions	$(167,261,538)	$(167,246,607)	$2,994,924	$6,259,830	$(26,788,748)	$(99,369,883)

Increase (Decrease) in net assets	$35,196,043	$(288,493,378)	$6,581,018	$3,930,915	$39,174,976	$(195,260,751)

Net Assets:
Beginning of year	$1,430,271,084	$1,718,764,462	$9,331,003	$5,400,088	$210,814,418	$406,075,169
End of year	$1,465,467,127	$1,430,271,084	$15,912,021	$9,331,003	$249,989,394	$210,814,418

Unit Transactions:
Beginning of year	86,032,615	92,999,406	1,391,497	605,177	22,902,575	32,768,627
Purchased	861,400	1,571,661	174,904	494,247	182,991	329,869
Transferred between Sub-Accounts and Fixed Accumulation Account	2,604,520	4,835,599	210,153	359,375	(341,093)	(6,709,518)
Withdrawn, Surrendered and Annuitized	(11,580,703)	(13,374,051)	(122,727)	(67,302)	(2,364,088)	(3,486,403)
End of year	77,917,832	86,032,615	1,653,827	1,391,497	20,380,385	22,902,575

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MV1		MVS		OCA
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002	2003	2002	2003	2002 (b)
Operations:
Net investment income (loss)	$(114,649)	$(288,205)	$494,628	$(1,788,447)	$(95,841)	$(462)
Net realized gains (losses)	(737,209)	(445,012)	(8,673,684)	(7,695,407)	41,956	36
Net unrealized gains (losses)	14,296,536	(6,225,586)	64,798,302	(41,295,066)	1,583,897	(1,497)
Increase (Decrease) in net assets from operations	$13,444,678	$(6,958,803)	$56,619,246	$(50,778,920)	$1,530,012	$(1,923)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,313,485	$23,502,723	$2,015,025	$3,408,819	$16,798,971	$156,995
Net transfers between Sub-Accounts and Fixed Account	5,664,245	15,143,367	18,557,744	59,392,114	2,234,379	23,442
Withdrawals, surrenders, annuitizations and contract charges	(3,740,057)	(1,780,238)	(34,154,190)	(34,569,709)	(293,019)	-
Net accumulation activity	$23,237,673	$36,865,852	$(13,581,421)	$28,231,224	$18,740,331	$180,437

Annuitization Activity:
Annuitizations	$-	$30,917	$4,989	$53,981	$2,113	$-
Annuity payments and contract charges	(3,254)	(3,478)	(82,579)	(83,781)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(444)	(182)	(3,618)	9,520	(15)	-
Net annuitization activity	$(3,698)	$27,257	$(81,208)	$(20,280)	$2,098	$-
Increase (Decrease) in net assets from contract owner transactions	$23,233,975	$36,893,109	$(13,662,629)	$28,210,944	$18,742,429	$180,437

Increase (Decrease) in net assets	$36,678,653	$29,934,306	$42,956,617	$(22,567,976)	$20,272,441	$178,514

Net Assets:
Beginning of year	$46,412,389	$16,478,083	$261,243,141	$283,811,117	$178,514	$-
End of year	$83,091,042	$46,412,389	$304,199,758	$261,243,141	$20,450,955	$178,514

Unit Transactions:
Beginning of year	5,567,204	1,683,747	25,236,732	23,493,630	16,503	-
Purchased	2,046,690	2,487,816	216,673	300,117	1,358,804	14,308
Transferred between Sub-Accounts and Fixed Accumulation Account	538,804	1,606,037	1,444,226	4,497,497	178,172	2,195
Withdrawn, Surrendered and Annuitized	(435,082)	(210,396)	(3,085,962)	(3,054,512)	(24,989)	-
End of year	7,717,616	5,567,204	23,811,669	25,236,732	1,528,490	16,503
(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OMG		OMS		PRR
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2003	2002 (b)	2003	2002 (b)	2003	2002 (b)
Operations:
Net investment income (loss)	$(34,359)	$(396)	$(24,487)	$(312)	$(8,514)	$814
Net realized gains (losses)	21,795	(18)	41,750	3	220,167	897
Net unrealized gains (losses)	631,310	(4,219)	507,499	(3,130)	49,262	12,367
Increase (Decrease) in net assets from operations	$618,746	$(4,633)	$524,762	$(3,439)	$260,915	$14,078

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,848,081	$156,268	$1,706,303	$134,786	$6,227,680	$341,636
Net transfers between Sub-Accounts and Fixed Account	1,763,434	29,117	1,059,352	22,872	4,546,111	158,847
Withdrawals, surrenders, annuitizations and contract charges	(45,586)	-	(60,516)	(159)	(325,202)	(3,528)
Net accumulation activity	$5,565,929	$185,385	$2,705,139	$157,499	$10,448,589	$496,955

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$5,565,929	$185,385	$2,705,139	$157,499	$10,448,589	$496,955

Increase (Decrease) in net assets	$6,184,675	$180,752	$3,229,901	$154,060	$10,709,504	$511,033

Net Assets:
Beginning of year	$180,752	$-	$154,060	$-	$511,033	$-
End of year	$6,365,427	$180,752	$3,383,961	$154,060	$11,220,537	$511,033

Unit Transactions:
Beginning of year	17,855	-	15,242	-	48,547	-
Purchased	336,577	15,060	139,812	13,047	573,591	33,401
Transferred between Sub-Accounts and Fixed Accumulation Account	158,717	2,795	86,566	2,210	413,422	15,485
Withdrawn, Surrendered and Annuitized	(3,994)	-	(4,731)	(15)	(37,624)	(339)
End of year	509,155	17,855	236,889	15,242	997,936	48,547

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	PTR		SC3
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2003	2002 (b)	2003	2002 (b)
Operations:
Net investment income (loss)	$105,739	$3,165	$(74,648)	$9,406
Net realized gains (losses)	235,031	12,253	76,053	10,623
Net unrealized gains (losses)	(2,544)	6,615	1,320,631	(13,245)
Increase (Decrease) in net assets from operations	$338,226	$22,033	$1,322,036	$6,784

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$24,733,325	$856,459	$9,548,296	$152,857
Net transfers between Sub-Accounts and Fixed Account	10,242,843	621,396	1,921,189	114,892
Withdrawals, surrenders, annuitizations and contract charges	(746,641)	(4,945)	(229,896)	(577)
Net accumulation activity	$34,229,527	$1,472,910	$11,239,589	$267,172

Annuitization Activity:
Annuitizations	$2,025	$-	$1,068	$-
Annuity payments and contract charges	(362)	-	-	-
Net transfers between Sub-Accounts	-	-	-	-
Adjustments to annuity reserves	(59)	-	(8)	-
Net annuitization activity	$1,604	$-	$1,060	$-
Increase (Decrease) in net assets from contract owner transactions	$34,231,131	$1,472,910	$11,240,649	$267,172

Increase (Decrease) in net assets	$34,569,357	$1,494,943	$12,562,685	$273,956

Net Assets:
Beginning of year	$1,494,943	$-	$273,956	$-
End of year	$36,064,300	$1,494,943	$12,836,641	$273,956

Unit Transactions:
Beginning of year	144,063	-	27,198	-
Purchased	2,361,300	83,697	790,306	15,514
Transferred between Sub-Accounts and Fixed Accumulation Account	960,611	60,923	162,385	11,742
Withdrawn, Surrendered and Annuitized	(80,317)	(557)	(19,582)	(58)
End of year	3,385,657	144,063	960,307	27,198

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds are: MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts, the funds are: Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8

Regatta contracts	1.25%	-	-	-	-	-	-	-
Regatta Gold contracts	1.25%	-	-	-	-	-	-	-
Regatta Classic contracts	1.00%	-	-	-	-	-	-	-
Regatta Platinum contracts	1.25%	-	-	-	-	-	-	-
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%	-	-	-	-
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	-	-
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	-	-
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	-	-
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%
Regatta Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	-	-
Regatta Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the funds net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, and Regatta Masters Flex contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access and Regatta Masters Flex contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2003, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	$ 178	$ 29
Templeton International Securities Fund (FTI)	222	13,640
Franklin Value Securities Fund (FVS)	175	469
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio (LA1)	193	3,906
Mid-Cap Value (LA2)	203	450
MFS/Sun Life Series Trust:
Bond S Class (MF7)	10,301	47,983
Bond Series (BDS)	65,257	155,665
Capital Appreciation S Class (MFD)	9,038	23,497
Capital Appreciation Series (CAS)	374,461	306,606
Capital Opportunities S Class (CO1)	5,360	11,090
Capital Opportunities Series (COS)	158,739	155,248
Emerging Growth S Class (MFF)	5,926	15,468
Emerging Growth Series (EGS)	309,655	61,334
Emerging Markets Equity S Class (EM1)	1,501	10,723
Emerging Markets Equity Series (EME)	21,636	22,182
Global Asset Allocation S Class (GA1)	434	120
Global Asset Allocation Series (GAA)	22,005	21,242
Global Governments S Class (GG1)	1,476	14,966
Global Governments Series (GGS)	33,327	61,823
Global Growth S Class (GG2)	1,686	3,799
Global Growth Series (GGR)	90,434	180,413
Global Telecommunications S Class (GT1)	282	-
Global Telecommunications Series (GTS)	984	43
Global Total Return S Class (GT2)	2,416	15,347
Global Total Return Series (GTR)	42,028	40,030

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Government Securities S Class (MFK)	22,893	211,337
Government Securities Series (GSS)	235,694	923,226
High Yield S Class (MFC)	11,629	52,819
High Yield Series (HYS)	116,593	220,785
International Growth S Class (IG1)	5,157	8,639
International Growth Series (IGS)	53,879	33,989
International Investors Trust S Class (MI1)	1,116	8,968
International Investors Trust Series (MII)	25,816	9,722
Managed Sectors S Class (MS1)	1,214	2,548
Managed Sectors Series (MSS)	112,703	83,729
Massachusetts Investors Growth Stock S Class (M1B)	13,212	50,371
Massachusetts Investors Growth Stock Series (MIS)	253,623	339,687
Massachusetts Investors Trust S Class (MFL)	17,523	69,627
Massachusetts Investors Trust Series (MIT)	535,198	1,252,539
Mid Cap Growth S Class (MC1)	9,040	18,897
Mid Cap Growth Series (MCS)	28,507	11,126
Mid Cap Value S Class (MCV)	408	13,266
Money Market S Class (MM1)	11,818	101,813
Money Market Series (MMS)	223,810	1,992,029
New Discovery S Class (M1A)	9,297	27,758
New Discovery Series (NWD)	78,729	189,005
Research S Class (RE1)	3,519	8,342
Research Series (RES)	290,452	95,318
Research Growth and Income S Class (RG1)	2,817	16,299
Research Growth and Income Series (RGS)	34,230	28,854
Research International S Class (RI1)	2,953	6,129
Research International Series (RSS)	27,596	73,874
Strategic Growth S Class (SG1)	2,775	18,121
Strategic Growth Series (SGS)	25,422	12,554
Strategic Income S Class (SI1)	4,238	27,537
Strategic Income Series (SIS)	19,094	66,020
Strategic Value S Class (SVS)	737	4,053
Technology S Class (TE1)	1,724	2,815
Technology Series (TEC)	16,672	30,418
Total Return S Class (MFJ)	41,561	134,288
Total Return Series (TRS)	559,736	1,255,379
Utilities S Class (MFE)	4,871	28,470
Utilities Series (UTS)	136,132	249,621
Value S Class (MV1)	16,549	77,801
Value Series (MVS)	97,600	209,810
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	97	12,033
Main St. Growth and Income (OMG)	98	352
Main St. Small Cap Growth Fund (OMS)	95	13
PIMCO Variable Insurance Trust
Real Return Bond Portfolio (PRR)	271	1,124
Total Return Bond Portfolio (PTR)	516	16,252
Sun Capital Advisers Trust
Sun Capital Real Estate Fund (SC3)	176	7,081

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3 % for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Master's Choice, and Regatta Masters Flex. Due to the demographics of Regatta Flex II, Regatta Masters Extra, Regatta Choice II, and Regatta Masters Access, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2003:

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	$5,373,050	$236,845
Templeton International Securities Fund (FTI)	38,810,862	20,574,510
Franklin Value Securities Fund (FVS)	4,769,698	316,658
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio (LA1)	31,479,761	1,640,435
Mid-Cap Value (LA2)	6,101,899	1,381,879
MFS/Sun Life Series Trust:
Bond S Class (MF7)	39,889,322	13,141,646
Bond Series (BDS)	52,877,986	74,058,184
Capital Appreciation S Class (MFD)	7,865,459	4,360,467
Capital Appreciation Series (CAS)	20,612,051	111,922,920
Capital Opportunities S Class (CO1)	3,262,967	2,167,403
Capital Opportunities Series (COS)	8,193,915	50,660,199
Emerging Growth S Class (MFF)	4,852,985	3,200,284
Emerging Growth Series (EGS)	14,761,721	81,204,165
Emerging Markets Equity S Class (EM1)	3,328,561	1,650,647
Emerging Markets Equity Series (EME)	10,173,828	8,333,983
Global Asset Allocation S Class (GA1)	611,375	2,642,473
Global Asset Allocation Series (GAA)	5,171,210	70,257,533
Global Governments S Class (GG1)	3,736,740	2,792,554
Global Governments Series (GGS)	23,876,617	32,541,196
Global Growth S Class (GG2)	9,440,035	7,884,484
Global Growth Series (GGR)	5,831,211	35,164,270
Global Telecommunications S Class (GT1)	148,909	621,419
Global Telecommunications Series (GTS)	330,191	2,027,119
Global Total Return S Class (GT2)	5,444,153	1,271,770
Global Total Return Series (GTR)	72,605,527	19,776,385
Government Securities S Class (MFK)	85,188,549	43,326,378
Government Securities Series (GSS)	147,408,505	344,460,270
High Yield S Class (MFC)	69,298,020	25,942,078
High Yield Series (HYS)	87,928,863	71,023,728
International Growth S Class (IG1)	13,594,321	13,192,454
International Growth Series (IGS)	11,132,339	21,342,313
International Investors Trust S Class (MI1)	4,917,550	3,559,722
International Investors Trust Series (MII)	7,598,860	11,658,115
Managed Sectors S Class (MS1)	689,822	650,921
Managed Sectors Series (MSS)	4,173,598	31,044,091
Massachusetts Investors Growth Stock S Class (M1B)	29,898,534	5,728,640
Massachusetts Investors Growth Stock Series (MIS)	32,817,960	67,718,049
Massachusetts Investors Trust S Class (MFL)	19,410,091	7,758,959
Massachusetts Investors Trust Series (MIT)	29,614,185	182,824,484
Mid Cap Growth S Class (MC1)	20,802,227	5,146,597
Mid Cap Growth Series (MCS)	33,980,201	13,492,759
Mid Cap Value S Class (MCV)	14,014,362	974,221
Money Market S Class (MM1)	156,742,413	161,172,313
Money Market Series (MMS)	168,366,714	416,219,113
New Discovery S Class (M1A)	9,890,706	4,712,016
New Discovery Series (NWD)	23,688,264	34,674,180
Research S Class (RE1)	8,096,600	1,570,278

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued
Research Series (RES)	$11,082,731	$96,261,137
Research Growth and Income S Class (RG1)	1,996,573	1,297,477
Research Growth and Income Series (RGS)	17,297,098	17,265,153
Research International S Class (RI1)	36,335,633	19,415,996
Research International Series (RSS)	6,623,385	13,223,089
Strategic Growth S Class (SG1)	23,606,059	2,077,913
Strategic Growth Series (SGS)	9,907,455	10,411,552
Strategic Income S Class (SI1)	12,883,488	6,261,350
Strategic Income Series (SIS)	21,945,116	16,631,210
Strategic Value S Class (SVS)	6,676,818	704,987
Technology S Class (TE1)	2,339,652	594,596
Technology Series (TEC)	14,993,138	7,669,315
Total Return S Class (MFJ)	114,106,513	25,570,998
Total Return Series (TRS)	100,515,216	240,264,778
Utilities S Class (MFE)	5,243,993	2,097,022
Utilities Series (UTS)	21,043,179	43,910,053
Value S Class (MV1)	32,146,825	9,027,054
Value Series (MVS)	38,293,753	51,458,137
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	19,054,942	408,338
Main St. Growth and Income (OMG)	5,777,017	245,446
Main St. Small Cap Growth Fund (OMS)	2,945,072	264,420
PIMCO Variable Insurance Trust
Real Return Bond Portfolio (PRR)	13,027,357	2,378,480
Total Return Bond Portfolio (PTR)	38,658,548	4,066,684
Sun Capital Advisers Trust
Sun Capital Real Estate Fund (SC3)	12,243,981	1,077,972

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows.

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
FMS
	December 31, 2003	489,937	$12.2638	to	12.5282	$6,110,725	0.78%	1.35	to	2.30%	22.52	to	24.84%
	December 31, 2002 (b)	35,337	10.1163	to	10.1476	357,959	-	1.35	to	2.30	1.16	to	1.48
FTI
	December 31, 2003	1,734,535	12.3883	to	12.9673	21,780,367	0.81	1.35	to	2.55	23.88	to	30.42
	December 31, 2002 (b)	109,241	9.5923	to	9.6281	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2003	403,105	13.3363	to	13.6440	5,464,413	0.16	1.35	to	2.30	29.35	to	35.96
	December 31, 2002 (b)	20,281	10.4355	to	10.4678	211,927	-	1.35	to	2.30	4.35	to	4.68
LA1
	December 31, 2003	2,488,679	11.9130	to	13.8575	33,267,291	1.89	1.35	to	2.55	19.13	to	38.08
	December 31, 2002 (b)	33,508	10.6887	to	10.7219	358,622	4.77	1.35	to	2.30	6.89	to	7.22
LA2
	December 31, 2003	437,574	12.4540	to	13.1433	5,685,572	1.01	1.35	to	2.30	21.95	to	30.97
	December 31, 2002 (b)	26,664	10.6397	to	10.6794	284,181	3.92	1.35	to	2.30	6.40	to	6.79
MF7
	December 31, 2003	5,706,413	10.1154	to	11.8211	65,794,236	4.22	1.00	to	2.55	1.15	to	17.93
	December 31, 2002	3,399,082	10.5580	to	10.9115	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
	December 31, 2001 (a)	1,039,445	10.0563	to	10.0810	10,465,489	-	1.15	to	1.85	0.01	to	0.81
BDS
	December 31, 2003	14,515,463	12.7592	to	13.8771	196,808,905	5.07	1.15	to	1.85	2.20	to	31.19
	December 31, 2002	16,672,091	11.8359	to	12.8247	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
	December 31, 2001	14,562,283	10.9924	to	11.8661	169,138,563	3.26	1.00	to	1.85	5.79	to	6.71
MFD
	December 31, 2003	3,536,749	8.0892	to	13.3964	30,045,935	-	1.00	to	2.30	19.28	to	33.68
	December 31, 2002	3,163,343	6.4212	to	10.5642	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
	December 31, 2001 (a)	1,178,384	9.7010	to	9.7249	11,446,860	-	1.15	to	1.85	(2.99)	to	(2.75)
CAS
	December 31, 2003	47,654,629	5.0044	to	24.7780	612,259,795	-	1.00	to	1.85	(48.81)	to	27.42
	December 31, 2002	53,276,821	3.9494	to	19.5203	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
	December 31, 2001	64,553,284	5.9333	to	32.0464	1,061,993,683	0.36	1.00	to	1.85	(26.71)	to	(26.07)
CO1
	December 31, 2003	1,740,370	8.1338	to	13.4434	15,053,183	0.14	1.10	to	2.30	24.90	to	34.15
	December 31, 2002	1,659,796	6.4740	to	10.6299	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
	December 31, 2001 (a)	707,598	9.4967	to	9.5218	6,728,752	-	1.10	to	1.85	(5.03)	to	(4.80)
COS
	December 31, 2003	31,162,190	5.2469	to	15.1086	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
	December 31, 2002	36,579,889	4.1530	to	11.9403	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
	December 31, 2001	49,296,039	6.0616	to	17.3945	494,301,507	-	1.00	to	1.85	(26.32)	to	(25.71)
MFF
	December 31, 2003	1,705,653	8.0389	to	13.5806	14,517,814	-	1.15	to	2.25	22.48	to	35.52
	December 31, 2002	1,550,123	6.2456	to	10.4817	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
	December 31, 2001 (a)	526,836	9.6936	to	9.7174	5,113,096	-	1.15	to	1.85	(3.06)	to	(2.83)
EGS
	December 31, 2003	44,118,674	4.1517	to	17.3125	407,376,323	-	1.00	to	1.85	29.06	to	30.18
	December 31, 2002	50,696,788	3.2151	to	13.3500	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)
	December 31, 2001	65,948,379	4.9741	to	20.5656	763,479,404	-	1.00	to	1.85	(35.80)	to	(35.24)
EM1
	December 31, 2003	336,533	12.4202	to	15.2823	4,983,507	0.39	1.15	to	2.05	24.20	to	52.82
	December 31, 2002	204,949	9.8964	to	10.1593	2,036,932	1.18	1.15	to	1.85	(3.93)	to	1.59
	December 31, 2001 (a)	36,622	10.3013	to	10.3266	377,616	-	1.15	to	1.85	3.01	to	3.27
EME
	December 31, 2003	3,765,936	11.4049	to	13.3776	46,170,963	0.59	1.00	to	1.85	18.65	to	51.08
	December 31, 2002	3,685,145	7.6143	to	8.8861	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
	December 31, 2001	3,800,561	7.9111	to	9.1857	31,963,479	-	1.00	to	1.85	(2.88)	to	(2.03)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***

GA1
	December 31, 2003	-	$-	to	-	$-	5.19%	-	to	-%	-	to	- %
	December 31, 2002	210,153	7.7172	to	8.9612	1,874,220	2.98	1.15	to	1.85	(8.64)	to	(7.97)
	December 31, 2001 (a)	51,398	9.7382	to	9.7621	501,186	-	1.15	to	1.85	(2.62)	to	(2.38)
GAA
	December 31, 2003	-	-	to	-	-	5.62	-	to	-	-	to	-
	December 31, 2002	4,636,581	7.7172	to	14.6922	60,754,310	3.47	1.15	to	1.85	(8.85)	to	(8.20)
	December 31, 2001	5,837,945	8.4423	to	16.0044	84,504,987	5.02	1.15	to	1.85	(10.61)	to	(9.96)
GG1
	December 31, 2003	408,658	12.0336	to	13.7443	5,349,433	5.62	1.15	to	1.85	13.17	to	37.44
	December 31, 2002	344,004	10.5848	to	11.5577	3,969,895	-	1.15	to	2.05	5.85	to	18.91
	December 31, 2001 (a)	17,109	9.6962	to	9.7200	166,093	-	1.15	to	1.85	(3.04)	to	(2.80)
GGS
	December 31, 2003	3,854,620	13.2874	to	18.6329	61,738,804	5.37	1.00	to	1.85	2.95	to	36.10
	December 31, 2002	4,610,834	11.7112	to	16.3444	64,709,568	-	1.00	to	1.85	18.39	to	19.25
	December 31, 2001	3,647,399	9.8795	to	13.7399	44,882,046	-	1.15	to	1.85	(3.96)	to	(3.11)
GG2
	December 31, 2003	615,859	10.1003	to	13.7376	6,778,114	0.26	1.00	to	2.30	5.11	to	37.38
	December 31, 2002	468,329	7.6154	to	10.2750	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
	December 31, 2001 (a)	140,349	9.6585	to	9.6823	1,357,130	-	1.15	to	1.85	(3.41)	to	(3.18)
GGR
	December 31, 2003	11,683,281	6.9659	to	21.0097	175,751,261	0.49	1.15	to	1.85	32.94	to	33.90
	December 31, 2002	13,695,036	5.2372	to	15.7288	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
	December 31, 2001	17,723,668	6.6146	to	19.7806	260,751,103	0.71	1.15	to	1.85	(21.18)	to	(20.61)
GT1
	December 31, 2003	-	-	to	-	-	-	-	to	-	-	to	-
	December 31, 2002	66,336	5.5809	to	6.8170	372,982	-	1.15	to	1.85	(40.69)	to	(31.83)
	December 31, 2001 (a)	24,957	9.4099	to	9.4331	235,015	-	1.15	to	1.85	(5.90)	to	(5.67)
GTS
	December 31, 2003	-	-	to	-	-	-	-	to	-	-	to	-
	December 31, 2002	555,343	2.4709	to	2.6057	1,390,888	-	1.15	to	1.85	(40.61)	to	(40.18)
	December 31, 2001	662,983	4.1415	to	4.3653	2,777,404	0.06	1.15	to	1.85	(42.62)	to	(42.19)
GT2
	December 31, 2003	965,835	11.5294	to	12.6366	11,304,042	2.14	1.15	to	2.05	17.92	to	26.37
	December 31, 2002	575,530	9.5864	to	9.6983	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
	December 31, 2001 (a)	151,199	9.7279	to	9.7518	1,472,798	-	1.15	to	1.85	(2.72)	to	(2.48)
GTR
	December 31, 2003	8,836,494	10.9384	to	20.6270	151,229,262	2.10	1.15	to	1.85	11.31	to	21.58
	December 31, 2002	5,490,465	9.0578	to	17.0082	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
	December 31, 2001	5,780,805	9.1687	to	17.1432	84,171,649	4.19	1.15	to	1.85	(7.93)	to	(7.26)
MFK
	December 31, 2003	12,383,782	9.8364	to	11.0490	131,892,096	3.98	1.10	to	2.55	(1.64)	to	10.49
	December 31, 2002	8,558,119	10.2092	to	10.9594	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
	December 31, 2001 (a)	2,355,604	10.0990	to	10.1238	23,818,975	-	1.15	to	1.85	0.99	to	1.24
GSS
	December 31, 2003	35,262,145	11.8457	to	18.6615	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	50,577,174	11.8031	to	18.5247	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71
	December 31, 2001	43,557,072	10.9408	to	20.2862	595,911,760	5.36	1.00	to	1.85	5.45	to	6.37
MFC
	December 31, 2003	6,699,213	10.8910	to	12.6501	81,254,026	8.01	1.10	to	2.55	8.91	to	26.50
	December 31, 2002	3,266,770	9.9081	to	10.6087	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
	December 31, 2001 (a)	838,150	9.8665	to	9.8907	8,280,487	-	1.15	to	1.85	(1.34)	to	(1.09)
HYS
	December 31, 2003	21,115,563	11.0197	to	21.2473	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
	December 31, 2002	20,985,015	9.2403	to	17.7408	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
	December 31, 2001	24,640,912	9.1623	to	17.5162	301,095,084	9.61	1.00	to	1.85	(0.14)	to	0.73

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
IG1
	December 31, 2003	1,333,889	$11.1229	to	13.9554	$15,049,223	0.54%	1.15	to	2.05%	16.03	to	39.06%
	December 31, 2002	1,265,240	8.1908	to	10.2091	10,427,953	0.64	1.15	to	1.85	(14.25)	to	2.09
	December 31, 2001	326,874	9.4853	to	9.5087	3,104,040	-	1.15	to	1.85	(5.15)	to	(4.91)
IGS
	December 31, 2003	10,442,087	8.8633	to	11.8829	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
	December 31, 2002	11,708,342	6.5089	to	8.6679	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
	December 31, 2001	13,618,628	7.5216	to	9.9505	116,926,690	0.71	1.00	to	1.85	(34.69)	to	(18.28)
MI1
	December 31, 2003	399,293	11.2888	to	13.5336	4,572,074	0.68	1.15	to	1.85	18.45	to	34.95
	December 31, 2002	253,434	8.6349	to	10.2839	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
	December 31, 2001 (a)	45,114	9.3555	to	9.3785	422,349	-	1.15	to	1.85	(6.45)	to	(6.21)
MII
	December 31, 2003	4,579,850	9.7077	to	15.0821	58,724,401	1.02	1.15	to	1.85	31.16	to	32.11
	December 31, 2002	4,845,066	7.3979	to	11.4447	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
	December 31, 2001	5,653,736	8.0095	to	12.3381	61,526,355	1.98	1.15	to	1.85	(14.32)	to	(6.98)
MS1
	December 31, 2003	328,461	8.5432	to	13.1598	2,863,166	-	1.00	to	1.85	(6.68)	to	31.60
	December 31, 2002	320,127	6.9685	to	10.6549	2,241,427	-	1.00	to	1.85	(27.52)	to	6.55
	December 31, 2001 (a)	78,580	9.6140	to	9.6377	756,187	-	1.15	to	1.85	(3.86)	to	(3.62)
MSS
	December 31, 2003	12,280,302	4.6761	to	20.8512	148,949,104	-	1.15	to	1.85	22.97	to	23.86
	December 31, 2002	14,253,338	3.8027	to	16.8759	143,971,087	-	1.15	to	1.85	(77.23)	to	(26.83)
	December 31, 2001	18,605,449	5.2351	to	27.4680	262,609,717	-	1.15	to	1.85	(36.72)	to	(36.26)
M1B
	December 31, 2003	6,650,621	8.2983	to	12.4536	61,950,966	-	1.00	to	2.55	(12.58)	to	24.09
	December 31, 2002	4,230,272	6.8823	to	10.2607	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
	December 31, 2001	1,419,642	9.7550	to	9.7807	13,864,858	-	1.10	to	1.85	(2.45)	to	(2.21)
MIS
	December 31, 2003	61,247,213	5.4818	to	9.6165	464,658,182	-	1.00	to	1.85	21.11	to	22.15
	December 31, 2002	65,830,913	4.5242	to	7.8833	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	82,854,696	6.4040	to	11.0839	733,044,616	0.11	1.00	to	1.85	(26.29)	to	(25.65)
MFL
	December 31, 2003	7,446,726	8.9484	to	12.6555	69,845,786	0.92	1.00	to	2.30	(7.58)	to	26.11
	December 31, 2002	6,235,850	7.4454	to	10.4607	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61
	December 31, 2001 (a)	1,960,395	9.6506	to	9.6760	18,941,390	-	1.15	to	1.85	(3.49)	to	(3.26)
MIT
	December 31, 2003	82,105,319	7.3861	to	25.8800	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
	December 31, 2002	93,484,847	6.1232	to	21.3640	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
	December 31, 2001	114,934,813	7.9158	to	27.5009	1,672,347,859	0.81	1.00	to	1.85	(17.30)	to	(16.58)
MC1
	December 31, 2003	4,289,811	6.7284	to	14.4891	36,228,952	-	1.00	to	2.55	(23.84)	to	44.89
	December 31, 2002	2,772,461	4.9917	to	10.6720	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
	December 31, 2001 (a)	723,935	9.6268	to	9.6505	6,977,776	-	1.15	to	1.85	(3.73)	to	(3.50)
MCS
	December 31, 2003	15,334,959	4.7114	to	5.0019	76,141,789	-	1.15	to	1.85	35.33	to	36.31
	December 31, 2002	10,939,748	3.4780	to	3.6695	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
	December 31, 2001	10,773,649	6.6995	to	7.0246	75,425,977	0.07	1.15	to	1.85	(24.62)	to	(24.06)
MCV
	December 31, 2003	1,271,769	10.1039	to	13.5495	15,678,656	0.03	1.15	to	2.55	1.04	to	35.01
	December 31, 2002 (c)	86,168	7.8310	to	10.3969	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MM1
	December 31, 2003	4,896,722	9.7496	to	9.9778	48,317,367	0.38	1.00	to	2.55	(2.50)	to	(0.63)
	December 31, 2002	5,279,063	9.9247	to	10.0406	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
	December 31, 2001 (a)	2,033,294	10.0094	to	10.0340	20,484,394	0.52	1.15	to	1.85	0.09	to	0.34
MMS
	December 31, 2003	27,710,277	10.1449	to	13.3815	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
	December 31, 2002	47,957,226	10.2453	to	13.4839	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
	December 31, 2001	53,824,814	10.2809	to	15.0699	654,496,482	3.49	1.00	to	1.85	1.85	to	2.74
M1A
	December 31, 2003	3,069,941	8.8358	to	13.7450	28,856,139	-	1.00	to	2.30	(11.64)	to	37.45
	December 31, 2002	2,530,871	6.6917	to	10.2978	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
	December 31, 2001 (a)	744,162	10.2864	to	10.3117	7,664,202	-	1.15	to	1.85	2.86	to	3.12

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***

NWD
	December 31, 2003	17,567,342	$6.9904	to	13.6762	$176,434,664	-%	1.00	to	1.85%	32.79	to	33.94%
	December 31, 2002	18,934,627	5.2482	to	10.2251	142,395,159	-	1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	20,720,859	8.0117	to	15.5437	238,495,660	-	1.00	to	1.85	(8.76)	to	(6.20)
RE1
	December 31, 2003	1,658,552	8.6571	to	12.8834	15,941,604	0.54	1.10	to	2.15	(10.21)	to	28.38
	December 31, 2002	998,378	7.0555	to	10.4308	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
	December 31, 2001 (a)	322,046	9.6300	to	9.6554	3,105,571	-	1.10	to	1.85	(3.70)	to	(3.46)
RES
	December 31, 2003	34,114,618	5.9499	to	19.4171	449,074,479	0.86	1.15	to	1.85	(39.13)	to	23.89
	December 31, 2002	40,346,263	4.8348	to	15.7110	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
	December 31, 2001	52,722,243	6.5771	to	21.2818	797,021,574	0.03	1.15	to	1.85	(22.86)	to	(22.29)
RG1
	December 31, 2003	919,450	9.5333	to	13.1465	8,883,437	0.59	1.10	to	2.05	(4.67)	to	30.72
	December 31, 2002	836,210	7.6204	to	10.4365	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
	December 31, 2001 (a)	317,814	9.9056	to	9.9300	3,151,992	-	1.10	to	1.85	(0.94)	to	(0.70)
RGI
	December 31, 2003	7,761,504	8.2069	to	12.2587	77,446,938	0.77	1.15	to	1.85	25.50	to	26.41
	December 31, 2002	7,794,225	6.5327	to	9.7214	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
	December 31, 2001	8,941,881	8.4599	to	12.5421	92,120,442	0.43	1.15	to	1.85	(12.56)	to	(11.92)
RI1
	December 31, 2003	2,221,110	10.6762	to	13.3535	27,027,191	0.26	1.15	to	2.55	12.63	to	33.25
	December 31, 2002	688,316	8.1535	to	10.1312	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
	December 31, 2001 (a)	269,147	9.4009	to	9.4240	2,533,532	-	1.15	to	1.85	(5.99)	to	(5.76)
RIS
	December 31, 2003	7,413,002	8.2779	to	14.4526	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
	December 31, 2002	8,305,636	6.2814	to	10.9211	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
	December 31, 2001	9,379,991	7.2078	to	12.4795	79,918,982	0.83	1.15	to	1.85	(19.29)	to	(18.70)
SG1
	December 31, 2003	2,600,189	8.3133	to	13.9839	29,290,904	-	1.00	to	2.55	(10.25)	to	39.84
	December 31, 2002	729,461	6.6667	to	11.1313	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
	December 31, 2001 (a)	204,017	9.7238	to	9.7478	1,985,914	-	1.15	to	1.85	(2.76)	to	(2.52)
SGS
	December 31, 2003	7,977,749	5.3050	to	6.9772	47,472,900	-	1.00	to	1.85	25.18	to	26.25
	December 31, 2002	8,056,046	4.2359	to	5.5475	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
	December 31, 2001	10,790,691	6.1712	to	9.7341	73,896,639	-	1.00	to	1.85	(26.04)	to	(25.39)
SI1
	December 31, 2003	1,775,616	11.4507	to	11.8921	20,856,822	4.05	1.15	to	2.25	10.17	to	17.28
	December 31, 2002	1,211,192	10.4234	to	10.6959	12,904,706	3.83	1.00	to	2.30	4.23	to	6.23
	December 31, 2001 (a)	256,166	10.0643	to	10.0890	2,581,663	-	1.15	to	1.85	0.64	to	0.89
SIS
	December 31, 2003	5,366,035	11.9144	to	12.5915	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
	December 31, 2002	5,060,468	10.7476	to	11.2823	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
	December 31, 2001	4,516,487	10.1823	to	10.6172	47,304,649	3.32	1.00	to	1.85	1.43	to	17.49
SVS
	December 31, 2003	696,940	9.6926	to	13.6640	8,170,754	0.09	1.15	to	2.30	(3.07)	to	36.64
	December 31, 2002 (c)	131,129	7.8014	to	10.8817	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82
TE1
	December 31, 2003	547,602	7.2956	to	15.6925	4,095,386	-	1.15	to	2.05	(25.82)	to	56.48
	December 31, 2002	292,860	5.1135	to	10.9267	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
	December 31, 2001 (a)	97,036	9.7162	to	9.7402	943,990	-	1.15	to	1.85	(2.84)	to	(2.60)
TEC
	December 31, 2003	8,298,127	3.2398	to	3.5893	28,352,273		1.00	to	2.50	42.71	to	43.74
	December 31, 2002	5,811,547	2.2680	to	2.5067	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
	December 31, 2001	7,440,220	4.2737	to	4.6876	33,859,676	0.02	1.00	to	1.85	(40.00)	to	(39.48)
MFJ
	December 31, 2003	21,048,945	10.2866	to	12.1619	231,480,462	2.74	1.00	to	2.50	2.87	to	20.93
	December 31, 2002	13,048,289	9.0028	to	10.5361	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
	December 31, 2001 (a)	3,047,596	9.9469	to	9.9714	30,354,276	-	1.15	to	1.85	(0.53)	to	(0.29)

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
TRS
	December 31, 2003	77,917,832	$10.9232	to	27.5211	$1,465,467,127	3.35%	1.00	to	1.85%	14.98	to	15.98%
	December 31, 2002	86,032,615	9.4901	to	23.8208	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
	December 31, 2001	92,999,406	10.2447	to	30.7555	1,718,764,462	3.41	1.00	to	1.85	(1.36)	to	(0.64)
MFE
	December 31, 2003	1,653,827	8.8571	to	14.9068	15,912,021	2.77	1.00	to	2.30	5.51	to	49.07
	December 31, 2002	1,391,497	6.6338	to	11.0847	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
	December 31, 2001 (a)	605,177	8.9110	to	8.9330	5,400,088	-	1.15	to	1.85	(10.89)	to	(10.67)
UTS
	December 31, 2003	20,380,385	7.2490	to	22.6819	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	22,902,575	5.4038	to	16.8792	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	32,768,627	7.2083	to	22.4771	406,075,169	3.81	1.00	to	1.85	(25.72)	to	(25.18)
MV1
	December 31, 2003	7,717,616	10.0399	to	12.9572	83,091,042	1.35	1.00	to	2.55	0.40	to	29.11
	December 31, 2002	5,567,204	8.2070	to	10.4844	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
	December 31, 2001 (a)	1,683,747	9.7757	to	9.8015	16,478,083	-	1.10	to	1.85	(2.24)	to	(1.98)
MVS
	December 31, 2003	23,811,669	10.0749	to	14.0264	304,199,758	1.63	1.15	to	1.85	23.00	to	23.89
	December 31, 2002	25,236,732	8.1828	to	11.3216	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
	December 31, 2001	23,493,630	9.6370	to	13.2508	283,811,117	0.50	1.00	to	1.85	(9.21)	to	8.42
OCA
	December 31, 2003	1,528,490	11.8349	to	13.9752	20,450,955	0.02	1.35	to	2.55	18.35	to	39.26
	December 31, 2002 (b)	16,503	10.8085	to	10.8398	178,514	-	1.35	to	2.05	8.09	to	8.40
OMG
	December 31, 2003	509,155	11.8023	to	12.6618	6,365,427	0.19	1.35	to	2.30	18.02	to	25.99
	December 31, 2002 (b)	17,855	9.5579	to	10.1512	180,752	-	1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2003	236,889	13.7917	to	14.4153	3,383,961	-	1.35	to	2.30	37.92	to	43.64
	December 31, 2002 (b)	15,242	10.0990	to	10.1304	154,060	-	1.35	to	2.10	0.99	to	1.30
PRR
	December 31, 2003	997,936	11.1063	to	11.3288	11,220,537	1.66	1.35	to	2.30	6.57	to	12.97
	December 31, 2002 (b)	48,547	10.5171	to	10.5497	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2003	3,385,657	9.9532	to	10.7740	36,064,300	2.54	1.35	to	2.55	(0.47)	to	7.59
	December 31, 2002 (b)	144,063	10.3584	to	10.4113	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
SC3
	December 31, 2003	960,307	12.1371	to	14.1883	12,836,641	-	1.35	to	2.55	21.37	to	41.88
	December 31, 2002 (b)	27,198	10.0602	to	10.0914	273,956	34.66	1.35	to	2.10	0.60	to	0.91

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.
  For the period August 5, 2002 (commencement of operations) through December 31, 2002.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Appendix A

Columbia All Star

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information. All of the Variable Account's Financial Statements have been audited by Deloitte & Touche LLP, independent auditors.
		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year

AIM V.I. Capital Appreciation Fund Series 2 - Level 2
	2003	0	9.4617	7,235
	2002	10.0000	0	732

AIM V.I. Capital Appreciation Fund Series 2 - Level 3
	2003	0	0	0
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 4
	2003	7.4505	9.4277	1,131
	2002	10.0000	7.4505	850

AIM V.I. Capital Appreciation Fund Series 2 - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 6
	2003	0	0	0
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 7
	2003	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 2
	2003	8.1772	10.3213	8,280
	2002	10.0000	8.1772	12,713

AIM V.I. International Growth Fund Series 2 - Level 3
	2003	8.1740	0	460
	2002	10.0000	8.1740	3,127

AIM V.I. International Growth Fund Series 2 - Level 4
	2003	8.1645	10.2842	1,089
	2002	10.0000	8.1645	13,729

AIM V.I. International Growth Fund Series 2 - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 6
	2003	8.1517	0	1,937
	2002	10.0000	8.1517	4,279

AIM V.I. International Growth Fund Series 2 - Level 7
	2003	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 2
	2003	7.1037	8.7036	4,337
	2002	10.0000	7.1037	7,607

AIM V.I. Premier Equity Fund Series 2 - Level 3
	2003	0	0	138
	2002	10.0000	0	138

AIM V.I. Premier Equity Fund Series 2 - Level 4
	2003	0	0	359
	2002	10.0000	0	61

AIM V.I. Premier Equity Fund Series 2 - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 6
	2003	0	0	0
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 7
	2003	10.0000	0	0

AllianceBernstein VP Premier Growth Portfolio - Level 2
	2003	7.2749	8.8090	40,791
	2002	10.0000	7.2749	6,639

AllianceBernstein VP Premier Growth Portfolio - Level 3
	2003	7.2721	8.8011	3,250
	2002	10.0000	7.2721	2,660

AllianceBernstein VP Premier Growth Portfolio - Level 4
	2003	7.2636	8.7773	78,424
	2002	10.0000	7.2636	11,135

AllianceBernstein VP Premier Growth Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Premier Growth Portfolio - Level 6
	2003	7.2523	8.7458	18,317
	2002	10.0000	7.2523	2,774

AllianceBernstein VP Premier Growth Portfolio - Level 7
	2003	10.0000	11.0552	15,714

AllianceBernstein VP Growth & Income Portfolio - Level 2
	2003	7.5403	9.7828	94,444
	2002	10.0000	7.5403	38,697

AllianceBernstein VP Growth & Income Portfolio - Level 3
	2003	7.5373	9.7741	2,645
	2002	10.0000	7.5373	3,359

AllianceBernstein VP Growth & Income Portfolio - Level 4
	2003	7.5285	9.7477	77,889
	2002	10.0000	7.5285	13,582

AllianceBernstein VP Growth & Income Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Growth & Income Portfolio - Level 6
	2003	7.5168	9.7127	19,569
	2002	10.0000	7.5168	4,240

AllianceBernstein VP Growth & Income Portfolio - Level 7
	2003	10.0000	11.7678	14,863

AllianceBernstein VP Technology Portfolio - Level 2
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Technology Portfolio - Level 3
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Technology Portfolio - Level 4
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Technology Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Technology Portfolio - Level 6
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Technology Portfolio - Level 7
	2003	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 2
	2003	0	12.5528	6,937
	2002	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 3
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 4
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 6
	2003	0	0	0
	2002	10.0000	0	0

AllianceBernstein VP Worldwide Privatization Portfolio - Level 7
	2003	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 2
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 4
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Dynamic Capital Appreciation Portfolio - Level 7
	2003	10.0000	0	0

Fidelity VIP Equity Income Portfolio - Level 2
	2003	7.8728	10.0477	19,056
	2002	10.0000	7.8728	13,087

Fidelity VIP Equity Income Portfolio - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Equity Income Portfolio - Level 4
	2003	7.8605	10.0116	6,640
	2002	10.0000	7.8605	7,055

Fidelity VIP Equity Income Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Equity Income Portfolio - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Equity Income Portfolio - Level 7
	2003	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 2
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 4
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Fidelity VIP Growth Opportunities Portfolio - Level 7
	2003	10.0000	0	0

Franklin Growth & Income Fund - Level 2
	2003	10.0000	12.4990	2,995

Franklin Growth & Income Fund - Level 3
	2003	10.0000	0	0

Franklin Growth & Income Fund - Level 4
	2003	10.0000	0	766

Franklin Growth & Income Fund - Level 5
	2003	10.0000	0	0

Franklin Growth & Income Fund - Level 6
	2003	10.0000	0	0

Franklin Growth & Income Fund - Level 7
	2003	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 2
	2003	9.4551	12.4073	7,196
	2002	10.0000	9.4551	1,023

Galaxy VIP Columbia Real Estate Equity Fund II - Level 3
	2003	9.4514	12.3962	132
	2002	10.0000	9.4514	169

Galaxy VIP Columbia Real Estate Equity Fund II - Level 4
	2003	9.4404	12.3628	2,069
	2002	10.0000	9.4404	1,731

Galaxy VIP Columbia Real Estate Equity Fund II - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 6
	2003	0	0	433
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 7
	2003	10.0000	0	0

Galaxy VIP Quality Plus Bond Fund - Level 2
	2003	10.9428	0	0
	2002	10.0000	10.9428	24,957

Galaxy VIP Quality Plus Bond Fund - Level 3
	2003	10.9386	0	0
	2002	10.0000	10.9386	3,805

Galaxy VIP Quality Plus Bond Fund - Level 4
	2003	10.9258	0	0
	2002	10.0000	10.9258	20,748

Galaxy VIP Quality Plus Bond Fund - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Galaxy VIP Quality Plus Bond Fund - Level 6
	2003	10.9088	0	0
	2002	10.0000	10.9088	7,491

Galaxy VIP Quality Plus Bond Fund - Level 7
	2003	10.0000	0	0

Colonial High Yield Securities Fund - Level 2
	2003	9.4442	0	0
	2002	10.0000	9.4442	6,411

Colonial High Yield Securities Fund - Level 3
	2003	9.4405	0	0
	2002	10.0000	9.4405	1,171

Colonial High Yield Securities Fund - Level 4
	2003	9.4295	0	0
	2002	10.0000	9.4295	4,224

Colonial High Yield Securities Fund - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Colonial High Yield Securities Fund - Level 6
	2003	9.4149	0	0
	2002	10.0000	9.4149	2,460

Colonial High Yield Securities Fund - Level 7
	2003	10.0000	0	0

Colonial Strategic Income Fund - Level 2
	2003	10.5726	12.2772	140,933
	2002	10.0000	10.5726	35,939

Colonial Strategic Income Fund - Level 3
	2003	0	0	97
	2002	10.0000	0	95

Colonial Strategic Income Fund - Level 4
	2003	0	0	21,005
	2002	10.0000	0	1,728

Colonial Strategic Income Fund - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Colonial Strategic Income Fund - Level 6
	2003	0	0	320
	2002	10.0000	0	0

Colonial Strategic Income Fund - Level 7
	2003	10.0000	0	0

Liberty Growth & Income Fund, Variable Series - Level 2
	2003	7.5527	8.8705	12,078
	2002	10.0000	7.5527	11,388

Liberty Growth & Income Fund, Variable Series - Level 3
	2003	0	0	271
	2002	10.0000	0	262

Liberty Growth & Income Fund, Variable Series - Level 4
	2003	0	0	4,327
	2002	10.0000	0	259

Liberty Growth & Income Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty Growth & Income Fund, Variable Series - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Liberty Growth & Income Fund, Variable Series - Level 7
	2003	10.0000	0	0

Columbia High Yield, Variable Series - Level 2
	2003	10.0000	10.7210	40,719

Columbia High Yield, Variable Series - Level 3
	2003	10.0000	10.7114	1,082

Columbia High Yield, Variable Series - Level 4
	2003	10.0000	10.6825	31,197

Columbia High Yield, Variable Series - Level 5
	2003	10.0000	0	0

Columbia High Yield, Variable Series - Level 6
	2003	10.0000	10.6441	9,576

Columbia High Yield, Variable Series - Level 7
	2003	10.0000	10.3646	8,978

Liberty S&P 500 Index Fund, Variable Series - Level 2
	2003	7.6082	9.5346	41,890
	2002	10.0000	7.6082	8,431

Liberty S&P 500 Index Fund, Variable Series - Level 3
	2003	7.6053	0	367
	2002	10.0000	7.6053	2,507

Liberty S&P 500 Index Fund, Variable Series - Level 4
	2003	7.5964	9.5003	17,257
	2002	10.0000	7.5964	21,415

Liberty S&P 500 Index Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty S&P 500 Index Fund, Variable Series - Level 6
	2003	7.5845	0	1,555
	2002	10.0000	7.5845	2,928

Liberty S&P 500 Index Fund, Variable Series - Level 7
	2003	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 2
	2003	8.1616	10.2090	23,132
	2002	10.0000	8.1616	21,679

Liberty Select Value Fund, Variable Series - Level 3
	2003	0	0	118
	2002	10.0000	0	121

Liberty Select Value Fund, Variable Series - Level 4
	2003	8.1489	10.1724	1,210
	2002	10.0000	8.1489	945

Liberty Select Value Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 6
	2003	0	0	1,669
	2002	10.0000	0	1,067

Liberty Select Value Fund, Variable Series - Level 7
	2003	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 2
	2003	7.3128	10.1010	20,754
	2002	10.0000	7.3128	581

Liberty All-Star Equity Fund, Variable Series - Level 3
	2003	0	0	0
	2002	10.0000	0	97

Liberty All-Star Equity Fund, Variable Series - Level 4
	2003	7.3014	10.0647	1,273
	2002	10.0000	7.3014	2,671

Liberty All-Star Equity Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 7
	2003	10.0000	0	0

Liberty Federal Securities Fund VS A Class - Level 2
	2003	10.0000	10.0599	75,593

Liberty Federal Securities Fund VS A Class - Level 3
	2003	10.0000	10.0561	7,003

Liberty Federal Securities Fund VS A Class - Level 4
	2003	10.0000	10.0446	43,091

Liberty Federal Securities Fund VS A Class - Level 5
	2003	10.0000	0	0

Liberty Federal Securities Fund VS A Class - Level 6
	2003	10.0000	10.0294	15,329

Liberty Federal Securities Fund VS A Class - Level 7
	2003	10.0000	0	0

Lord Abbett Growth & Income Portfolio - Level 2
	2003	10.0000	12.4053	29,884

Lord Abbett Growth & Income Portfolio - Level 3
	2003	10.0000	12.4011	928

Lord Abbett Growth & Income Portfolio - Level 4
	2003	10.0000	12.3884	29,071

Lord Abbett Growth & Income Portfolio - Level 5
	2003	10.0000	0	0

Lord Abbett Growth & Income Portfolio - Level 6
	2003	10.0000	12.3716	7,177

Lord Abbett Growth & Income Portfolio - Level 7
	2003	10.0000	11.9325	8,637

Lord Abbett Mid-Cap Value Portfolio - Level 2
	2003	10.0000	12.5565	33,565

Lord Abbett Mid-Cap Value Portfolio - Level 3
	2003	10.0000	0	0

Lord Abbett Mid-Cap Value Portfolio - Level 4
	2003	10.0000	0	4,020

Lord Abbett Mid-Cap Value Portfolio - Level 5
	2003	10.0000	0	0

Lord Abbett Mid-Cap Value Portfolio - Level 6
	2003	10.0000	0	0

Lord Abbett Mid-Cap Value Portfolio - Level 7
	2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 2
	2003	10.0000	11.9520	3,917

Franklin Templeton Mutual Shares Securities Fund - Level 3
	2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 4
	2003	10.0000	11.9357	7,048

Franklin Templeton Mutual Shares Securities Fund - Level 5
	2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 6
	2003	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 7
	2003	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 2
	2003	0	0	11,618
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 4
	2003	0	0	129
	2002	10.0000	0	136

Newport Tiger Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 7
	2003	10.0000	0	0

PIMCO Real Return Portfolio - Level 2
	2003	10.0000	10.4464	20,758

PIMCO Real Return Portfolio - Level 3
	2003	10.0000	0	0

PIMCO Real Return Portfolio - Level 4
	2003	10.0000	0	366

PIMCO Real Return Portfolio - Level 5
	2003	10.0000	0	0

PIMCO Real Return Portfolio - Level 6
	2003	10.0000	0	245

PIMCO Real Return Portfolio - Level 7
	2003	10.0000	0	0

PIMCO Total Return Portfolio - Level 2
	2003	10.0000	10.0702	71,831

PIMCO Total Return Portfolio - Level 3
	2003	10.0000	10.0668	3,889

PIMCO Total Return Portfolio - Level 4
	2003	10.0000	10.0565	122,030

PIMCO Total Return Portfolio - Level 5
	2003	10.0000	0	0

PIMCO Total Return Portfolio - Level 6
	2003	10.0000	10.0427	32,820

PIMCO Total Return Portfolio - Level 7
	2003	10.0000	9.9695	35,148

Rydex VT Financial Services Fund - Level 2
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Financial Services Fund - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Financial Services Fund - Level 4
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Financial Services Fund - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Financial Services Fund - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Financial Services Fund - Level 7
	2003	10.0000	0	0

Rydex VT Health Care Fund - Level 2
	2003	0	9.9989	759
	2002	10.0000	0	250

Rydex VT Health Care Fund - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Health Care Fund - Level 4
	2003	7.8379	9.9630	946
	2002	10.0000	7.8379	764

Rydex VT Health Care Fund - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Health Care Fund - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT Health Care Fund - Level 7
	2003	10.0000	0	0

Rydex VT OTC Fund - Level 2
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT OTC Fund - Level 3
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT OTC Fund - Level 4
	2003	0	0	1,784
	2002	10.0000	0	1,304

Rydex VT OTC Fund - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT OTC Fund - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Rydex VT OTC Fund - Level 7
	2003	10.0000	0	0

Liberty Asset Allocation Fund, Variable Series - Level 2
	2003	8.6832	10.2521	54,080
	2002	10.0000	8.6832	15,640

Liberty Asset Allocation Fund, Variable Series - Level 3
	2003	8.6799	10.2429	2,518
	2002	10.0000	8.6799	1,269

Liberty Asset Allocation Fund, Variable Series - Level 4
	2003	8.6697	10.2153	107,462
	2002	10.0000	8.6697	6,441

Liberty Asset Allocation Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty Asset Allocation Fund, Variable Series - Level 6
	2003	8.6562	10.1786	23,426
	2002	10.0000	8.6562	2,633

Liberty Asset Allocation Fund, Variable Series - Level 7
	2003	10.0000	11.2334	50,611

Stein Roe Growth Stock Fund, Variable Series - Level 2
	2003	0	8.7785	6,712
	2002	10.0000	0	270

Stein Roe Growth Stock Fund, Variable Series - Level 3
	2003	0	0	137
	2002	10.0000	0	137

Stein Roe Growth Stock Fund, Variable Series - Level 4
	2003	0	0	0
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 6
	2003	0	0	1,395
	2002	10.0000	0	893

Stein Roe Growth Stock Fund, Variable Series - Level 7
	2003	10.0000	0	0

Liberty Money Market Fund, Variable Series - Level 2
	2003	9.9468	9.8297	87,895
	2002	10.0000	9.9468	34,823

Liberty Money Market Fund, Variable Series - Level 3
	2003	9.9429	9.8209	1,536
	2002	10.0000	9.9429	2,003

Liberty Money Market Fund, Variable Series - Level 4
	2003	9.9313	9.7944	68,321
	2002	10.0000	9.9313	5,523

Liberty Money Market Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty Money Market Fund, Variable Series - Level 6
	2003	9.9159	9.7592	25,954
	2002	10.0000	9.9159	2,909

Liberty Money Market Fund, Variable Series - Level 7
	2003	10.0000	9.8934	25,302

Templeton Foreign Securities Fund - Level 2
	2003	10.0000	13.0853	42,548

Templeton Foreign Securities Fund - Level 3
	2003	10.0000	13.0808	2,322

Templeton Foreign Securities Fund - Level 4
	2003	10.0000	13.0675	65,657

Templeton Foreign Securities Fund - Level 5
	2003	10.0000	0	0

Templeton Foreign Securities Fund - Level 6
	2003	10.0000	13.0496	13,354

Templeton Foreign Securities Fund - Level 7
	2003	10.0000	12.6636	15,298

Liberty Federal Securities Fund, Variable Series - Level 2
	2003	10.8371	10.8829	32,045
	2002	10.0000	10.8371	21,323

Liberty Federal Securities Fund, Variable Series - Level 3
	2003	10.8329	0	3,356
	2002	10.0000	10.8329	9,523

Liberty Federal Securities Fund, Variable Series - Level 4
	2003	10.8202	10.8439	50,218
	2002	10.0000	10.8202	10,614

Liberty Federal Securities Fund, Variable Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Liberty Federal Securities Fund, Variable Series - Level 6
	2003	10.8034	10.8049	12,653
	2002	10.0000	10.8034	3,996

Liberty Federal Securities Fund, Variable Series - Level 7
	2003	10.0000	9.8614	24,308

Wanger Foreign Forty - Level 2
	2003	0	11.9040	21,980
	2002	10.0000	0	66

Wanger Foreign Forty - Level 3
	2003	0	11.8933	1,224
	2002	10.0000	0	0

Wanger Foreign Forty - Level 4
	2003	0	11.8612	35,990
	2002	10.0000	0	1,431

Wanger Foreign Forty - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Wanger Foreign Forty - Level 6
	2003	0	11.8186	8,939
	2002	10.0000	0	0

Wanger Foreign Forty - Level 7
	2003	10.0000	13.2549	8,530

Wanger International Small Cap -Level 2
	2003	8.2331	12.0297	10,585
	2002	10.0000	8.2331	8,487

Wanger International Small Cap - Level 3
	2003	8.2299	0	193
	2002	10.0000	8.2299	1,378

Wanger International Small Cap - Level 4
	2003	8.2203	11.9865	706
	2002	10.0000	8.2203	6,130

Wanger International Small Cap - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Wanger International Small Cap - Leverl 6
	2003	0	0	773
	2002	10.0000	0	773

Wanger International Small Cap - Leverl 7
	2003	10.0000	0	0

Wanger Twenty - Level 2
	2003	9.1734	11.7704	65,637
	2002	10.0000	9.1734	5,630

Wanger Twenty - Level 3
	2003	0	0	101
	2002	10.0000	0	108

Wanger Twenty - Level 4
	2003	0	11.7282	6,761
	2002	10.0000	0	1,570

Wanger Twenty - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Wanger Twenty - Level 6
	2003	0	0	0
	2002	10.0000	0	0

Wanger Twenty - Level 7
	2003	10.0000	0	0

Wanger U.S. Smaller Companies - Level 2
	2003	7.7883	10.9485	83,059
	2002	10.0000	7.7883	17,157

Wanger U.S. Smaller Companies - Level 3
	2003	7.7853	10.9387	2,685
	2002	10.0000	7.7853	2,232

Wanger U.S. Smaller Companies - Level 4
	2003	7.7762	10.9092	82,064
	2002	10.0000	7.7762	14,760

Wanger U.S. Smaller Companies - Level 5
	2003	0	0	0
	2002	10.0000	0	0

Wanger U.S. Smaller Companies - Level 6
	2003	7.7641	10.8700	13,900
	2002	10.0000	7.7641	3,739

Wanger U.S. Smaller Companies - Level 7
	2003	10.0000	12.9243	10,980

MFS Emerging Growth Series - Level 2
	2003	6.9020	8.8023	6,091
	2002	10.0000	6.9020	6,962

MFS Emerging Growth Series - Level 3
	2003	0	0	0
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 4
	2003	0	0	1,057
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 6
	2003	0	0	0
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 7
	2003	10.0000	0	0

MFS Investors Growth Stock Series - Level 2
	2003	7.3231	8.8125	35,758
	2002	10.0000	7.3231	3,740

MFS Investors Growth Stock Series - Level 3
	2003	0	0	84
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 4
	2003	0	8.7808	6,751
	2002	10.0000	0	1,961

MFS Investors Growth Stock Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 6
	2003	0	0	1,015
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 7
	2003	10.0000	0	0

MFS Investors Trust Series - Level 2
	2003	7.7550	9.2736	8,375
	2002	10.0000	7.7550	2,281

MFS Investors Trust Series - Level 3
	2003	0	0	0
	2002	10.0000	0	0

MFS Investors Trust Series - Level 4
	2003	0	0	3,130
	2002	10.0000	0	0

MFS Investors Trust Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

MFS Investors Trust Series - Level 6
	2003	0	0	0
	2002	10.0000	0	0

MFS Investors Trust Series - Level 7
	2003	10.0000	0	0

MFS New Discovery Series - Level 2
	2003	0	0	155
	2002	10.0000	0	59

MFS New Discovery Series - Level 3
	2003	0	0	0
	2002	10.0000	0	0

MFS New Discovery Series - Level 4
	2003	0	0	0
	2002	10.0000	0	932

MFS New Discovery Series - Level 5
	2003	0	0	0
	2002	10.0000	0	0

MFS New Discovery Series - Level 6
	2003	0	0	977
	2002	10.0000	0	623

MFS New Discovery Series - Level 7
	2003	10.0000	0	0

Appendix B

Sun Life Financial Masters Flex

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information. All of the Variable Account's Financial Statements have been audited by Deloitte & Touche LLP, independent auditors.
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year

Franklin Small Cap Value Securities - Level 2
2003	10.4463	13.5470	65,485
2002	10.0000	10.4463	4,937

Franklin Small Cap Value Securities - Level 3
2003	0	13.5374	926
2002	10.0000	0	0

Franklin Small Cap Value Securities - Level 4
2003	10.4376	13.5083	57,739
2002	10.0000	10.4376	3,933

Franklin Small Cap Value Securities - Level 5
2003	10.0000	13.4986	1,347

Franklin Small Cap Value Securities - Level 6
2003	10.0000	13.4696	2,191

Franklin Small Cap Value Securities - Level 7
2003	10.0000	0	0

Franklin Templeton Foreign Securities - Level 2
2003	9.6083	12.4686	154,978
2002	10.0000	9.6083	8,233

Franklin Templeton Foreign Securities - Level 3
2003	0	12.4597	4,693
2002	10.0000	0	0

Franklin Templeton Foreign Securities - Level 4
2003	9.6003	12.4328	437,743
2002	10.0000	9.6003	22,543

Franklin Templeton Foreign Securities - Level 5
2003	10.0000	12.4239	963

Franklin Templeton Foreign Securities - Level 6
2003	10.0000	12.3972	36,346

Franklin Templeton Foreign Securities - Level 7
2003	10.0000	12.6636	115,914

Franklin Templeton Mutual Shares Securities Fund - Level 2
2003	10.1267	12.4391	99,788
2002	10.0000	10.1267	6,005

Franklin Templeton Mutual Shares Securities Fund - Level 3
2003	0	12.4302	5,089
2002	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 4
2003	10.1184	12.4035	52,888
2002	10.0000	10.1184	5,513

Franklin Templeton Mutual Shares Securities Fund - Level 5
2003	10.0000	12.3946	1,108

Franklin Templeton Mutual Shares Securities Fund - Level 6
2003	10.0000	12.3679	10,583

Franklin Templeton Mutual Shares Securities Fund - Level 7
2003	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 2
2003	10.6574	13.0499	84,604
2002	10.0000	10.6574	3,821

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 3
2003	10.6552	13.0406	3,247
2002	10.0000	10.6552	416

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 4
2003	10.6486	13.0125	40,904
2002	10.0000	10.6486	3,453

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 5
2003	10.0000	13.0032	2,646

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 6
2003	10.0000	12.9752	5,187

Lord Abbett Series Fund Mid Cap Value Portfolio - Level 7
2003	10.0000	0	0

Lord Abbett Series Fund Growth & Income Portfolio - Level 2
2003	10.6998	13.7590	272,539
2002	10.0000	10.6998	5,782

Lord Abbett Series Fund Growth & Income Portfolio - Level 3
2003	10.6976	13.7492	14,151
2002	10.0000	10.6976	682

Lord Abbett Series Fund Growth & Income Portfolio - Level 4
2003	10.6909	13.7196	548,439
2002	10.0000	10.6909	5,542

Lord Abbett Series Fund Growth & Income Portfolio - Level 5
2003	10.0000	13.7097	2,344

Lord Abbett Series Fund Growth & Income Portfolio - Level 6
2003	10.0000	13.6803	54,623

Lord Abbett Series Fund Growth & Income Portfolio - Level 7
2003	10.0000	11.9325	204,764

Massachusetts Investors Growth Stock S Class - Level 2
2003	10.2332	12.3387	122,087
2002	10.0000	10.2332	2,187

Massachusetts Investors Growth Stock S Class - Level 3
2003	0	12.3299	2,278
2002	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 4
2003	10.2248	12.3034	370,530
2002	10.0000	10.2248	2,512

Massachusetts Investors Growth Stock S Class - Level 5
2003	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 6
2003	10.0000	12.2681	31,894

Massachusetts Investors Growth Stock S Class - Level 7
2003	10.0000	11.0844	72,664

Massachusetts Investors Trust S Class - Level 2
2003	10.4327	12.5387	148,476
2002	10.0000	10.4327	1,894

Massachusetts Investors Trust S Class - Level 3
2003	0	12.5297	3,980
2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 4
2003	10.4240	12.5028	90,439
2002	10.0000	10.4240	1,649

Massachusetts Investors Trust S Class - Level 5
2003	10.0000	12.4938	1,085

Massachusetts Investors Trust S Class - Level 6
2003	10.0000	12.4669	4,054

Massachusetts Investors Trust S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 2
2003	0	13.3193	19,098
2002	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 3
2003	0	13.3098	200
2002	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 4
2003	0	13.2812	5,173
2002	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 5
2003	10.0000	0	0

MFS/Sun Life Capital Opportunities S Class - Level 6
2003	10.0000	13.2431	4,280

MFS/Sun Life Capital Opportunities S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 2
2003	10.4536	13.4553	9,132
2002	10.0000	10.4536	946

MFS/Sun Life Emerging Growth S Class - Level 3
2003	0	0	0
2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 4
2003	0	13.4168	9,042
2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 5
2003	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 6
2003	10.0000	13.3783	4,226

MFS/Sun Life Emerging Growth S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 2
2003	0	13.6108	10,568
2002	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 3
2003	0	13.6011	250
2002	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 4
2003	0	13.5719	14,610
2002	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 5
2003	10.0000	0	0

MFS/Sun Life Global Growth S Class - Level 6
2003	10.0000	13.5330	210

MFS/Sun Life Global Growth S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 2
2003	10.2283	10.2267	382,236
2002	10.0000	10.2283	3,758

MFS/Sun Life Government Securities S Class - Level 3
2003	10.2262	10.2194	13,436
2002	10.0000	10.2262	300

MFS/Sun Life Government Securities S Class - Level 4
2003	10.2198	10.1974	1,024,567
2002	10.0000	10.2198	52,833

MFS/Sun Life Government Securities S Class - Level 5
2003	10.0000	10.1901	3,604

MFS/Sun Life Government Securities S Class - Level 6
2003	10.0000	10.1682	117,933

MFS/Sun Life Government Securities S Class - Level 7
2003	10.0000	9.8525	367,966

MFS/Sun Life High Yield S Class - Level 2
2003	10.5037	12.4959	124,399
2002	10.0000	10.5037	350

MFS/Sun Life High Yield S Class - Level 3
2003	0	12.4869	7,207
2002	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 4
2003	10.4950	12.4601	241,417
2002	10.0000	10.4950	835

MFS/Sun Life High Yield S Class - Level 5
2003	10.0000	12.4512	3,572

MFS/Sun Life High Yield S Class - Level 6
2003	10.0000	12.4244	17,027

MFS/Sun Life High Yield S Class - Level 7
2003	10.0000	10.9088	59,099

MFS/Sun Life Mid Cap Value S Class - Level 2
2003	10.3691	13.4244	57,385
2002	10.0000	10.3691	196

MFS/Sun Life Mid Cap Value S Class - Level 3
2003	0	13.4149	2,559
2002	10.0000	0	0

MFS/Sun Life Mid Cap Value S Class - Level 4
2003	10.3605	13.3860	170,495
2002	10.0000	10.3605	5,005

MFS/Sun Life Mid Cap Value S Class - Level 5
2003	10.0000	13.3764	458

MFS/Sun Life Mid Cap Value S Class - Level 6
2003	10.0000	13.3476	11,885

MFS/Sun Life Mid Cap Value S Class - Level 7
2003	10.0000	12.3013	54,541

MFS/Sun Life Mid Cap Growth S Class - Level 2
2003	10.6500	14.3554	89,424
2002	10.0000	10.6500	271

MFS/Sun Life Mid Cap Growth S Class - Level 3
2003	0	14.3452	2,284
2002	10.0000	0	0

MFS/Sun Life Mid Cap Growth S Class - Level 4
2003	10.6412	14.3143	161,519
2002	10.0000	10.6412	2,159

MFS/Sun Life Mid Cap Growth S Class - Level 5
2003	10.0000	14.3041	406

MFS/Sun Life Mid Cap Growth S Class - Level 6
2003	10.0000	14.2733	11,615

MFS/Sun Life Mid Cap Growth S Class - Level 7
2003	10.0000	12.1712	52,684

MFS/Sun Life Money Market S Class - Level 2
2003	9.9610	9.8137	140,851
2002	10.0000	9.9610	11,515

MFS/Sun Life Money Market S Class - Level 3
2003	0	9.8067	1,582
2002	10.0000	0	0

MFS/Sun Life Money Market S Class - Level 4
2003	9.9528	9.7856	255,472
2002	10.0000	9.9528	6,014

MFS/Sun Life Money Market S Class - Level 5
2003	10.0000	9.7786	10,303

MFS/Sun Life Money Market S Class - Level 6
2003	10.0000	9.7575	28,833

MFS/Sun Life Money Market S Class - Level 7
2003	10.0000	9.8727	91,064

MFS/Sun Life New Discovery S Class - Level 2
2003	10.2766	13.6182	34,030
2002	10.0000	10.2766	913

MFS/Sun Life New Discovery S Class - Level 3
2003	0	13.6085	173
2002	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 4
2003	10.2681	13.5793	49,225
2002	10.0000	10.2681	5,344

MFS/Sun Life New Discovery S Class - Level 5
2003	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 6
2003	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Research S Class - Level 2
2003	10.4029	12.7645	9,621
2002	10.0000	10.4029	755

MFS/Sun Life Research S Class - Level 3
2003	0	0	0
2002	10.0000	0	0

MFS/Sun Life Research S Class - Level 4
2003	10.3943	12.7280	14,394
2002	10.0000	10.3943	5,722

MFS/Sun Life Research S Class - Level 5
2003	10.0000	12.7188	1,241

MFS/Sun Life Research S Class - Level 6
2003	10.0000	0	0

MFS/Sun Life Research S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Research International S Class - Level 2
2003	10.1041	13.2303	57,056
2002	10.0000	10.1041	625

MFS/Sun Life Research International S Class - Level 3
2003	0	13.2208	2,172
2002	10.0000	0	0

MFS/Sun Life Research International S Class - Level 4
2003	10.0958	13.1924	268,312
2002	10.0000	10.0958	2,512

MFS/Sun Life Research International S Class - Level 5
2003	10.0000	0	0

MFS/Sun Life Research International S Class - Level 6
2003	10.0000	13.1545	23,506

MFS/Sun Life Research International S Class - Level 7
2003	10.0000	12.5926	67,036

MFS/Sun Life Strategic Growth S Class - Level 2
2003	11.1107	13.8549	114,038
2002	10.0000	11.1107	284

MFS/Sun Life Strategic Growth S Class - Level 3
2003	0	13.8450	4,164
2002	10.0000	0	0

MFS/Sun Life Strategic Growth S Class - Level 4
2003	11.1015	13.8153	319,824
2002	10.0000	11.1015	19,269

MFS/Sun Life Strategic Growth S Class - Level 5
2003	10.0000	13.8053	4,511

MFS/Sun Life Strategic Growth S Class - Level 6
2003	10.0000	13.7757	27,692

MFS/Sun Life Strategic Growth S Class - Level 7
2003	10.0000	11.3649	126,131

MFS/Sun Life Strategic Income S Class - Level 2
2003	10.4320	11.5166	43,289
2002	10.0000	10.4320	100

MFS/Sun Life Strategic Income S Class - Level 3
2003	0	11.5084	4,061
2002	10.0000	0	0

MFS/Sun Life Strategic Income S Class - Level 4
2003	10.4234	11.4836	12,959
2002	10.0000	10.4234	835

MFS/Sun Life Strategic Income S Class - Level 5
2003	10.0000	11.4754	3,553

MFS/Sun Life Strategic Income S Class - Level 6
2003	10.0000	11.4507	14,958

MFS/Sun Life Strategic Income S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Strategic Value S Class - Level 2
2003	10.8592	13.5379	61,596
2002	10.0000	10.8592	2,143

MFS/Sun Life Strategic Value S Class - Level 3
2003	0	13.5282	1,661
2002	10.0000	0	0

MFS/Sun Life Strategic Value S Class - Level 4
2003	10.8503	13.4991	81,414
2002	10.0000	10.8503	893

MFS/Sun Life Strategic Value S Class - Level 5
2003	10.0000	13.4894	1,344

MFS/Sun Life Strategic Value S Class - Level 6
2003	10.0000	13.4604	347

MFS/Sun Life Strategic Value S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 2
2003	10.5080	12.0496	460,194
2002	10.0000	10.5080	9,222

MFS/Sun Life Total Return S Class - Level 3
2003	0	12.0410	11,300
2002	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 4
2003	10.4993	12.0151	873,992
2002	10.0000	10.4993	7,476

MFS/Sun Life Total Return S Class - Level 5
2003	10.0000	12.0065	7,400

MFS/Sun Life Total Return S Class - Level 6
2003	10.0000	11.9807	291,268

MFS/Sun Life Total Return S Class - Level 7
2003	10.0000	10.9869	226,267

MFS/Sun Life Utilities S Class - Level 2
2003	0	14.7693	17,119
2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 3
2003	0	0	0
2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 4
2003	11.0528	14.7271	14,940
2002	10.0000	11.0528	15

MFS/Sun Life Utilities S Class - Level 5
2003	10.0000	14.7165	942

MFS/Sun Life Utilities S Class - Level 6
2003	10.0000	14.6849	1,001

MFS/Sun Life Utilities S Class - Level 7
2003	10.0000	0	0

MFS/Sun Life Value S Class - Level 2
2003	10.4564	12.8377	97,651
2002	10.0000	10.4564	3,377

MFS/Sun Life Value S Class - Level 3
2003	0	12.8285	2,288
2002	10.0000	0	0

MFS/Sun Life Value S Class - Level 4
2003	10.4477	12.8009	322,182
2002	10.0000	10.4477	21,187

MFS/Sun Life Value S Class - Level 5
2003	10.0000	12.7917	7,945

MFS/Sun Life Value S Class - Level 6
2003	10.0000	12.7642	24,231

MFS/Sun Life Value S Class - Level 7
2003	10.0000	11.9076	70,711

Oppenheimer Capital Appreciation Fund - Level 2
2003	10.8175	13.8758	149,363
2002	10.0000	10.8175	94

Oppenheimer Capital Appreciation Fund - Level 3
2003	0	13.8660	4,256
2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 4
2003	10.8085	13.8361	369,217
2002	10.0000	10.8085	9,788

Oppenheimer Capital Appreciation Fund - Level 5
2003	1.0000	13.8262	861

Oppenheimer Capital Appreciation Fund - Level 6
2003	10.0000	13.7965	38,811

Oppenheimer Capital Appreciation Fund - Level 7
2003	10.0000	11.8543	135,326

Oppenheimer Main St. Small Cap Fund - Level 2
2003	10.1095	14.3128	39,476
2002	10.0000	10.1095	3,829

Oppenheimer Main St. Small Cap Fund - Level 3
2003	0	14.3026	850
2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 4
2003	10.1011	14.2719	28,036
2002	10.0000	10.1011	2,665

Oppenheimer Main St. Small Cap Fund - Level 5
2003	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 6
2003	10.0000	14.2309	1,443

Oppenheimer Main St. Small Cap Fund - Level 7
2003	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 2
2003	10.1303	12.5717	134,586
2002	10.0000	10.1303	2,746

Oppenheimer Main St. Growth & Income Fund - Level 3
2003	0	12.5628	1,377
2002	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 4
2003	10.1219	12.5357	19,122
2002	10.0000	10.1219	1,231

Oppenheimer Main St. Growth & Income Fund - Level 5
2003	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 6
2003	10.0000	12.4998	2,027

Oppenheimer Main St. Growth & Income Fund - Level 7
2003	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 2
2003	10.3755	10.6973	460,791
2002	10.0000	10.3755	7,176

PIMCO Total Return Bond Portfolio - Level 3
2003	10.3734	10.6897	21,278
2002	10.0000	10.3734	861

PIMCO Total Return Bond Portfolio - Level 4
2003	10.3670	10.6667	691,163
2002	10.0000	10.3670	35,214

PIMCO Total Return Bond Portfolio - Level 5
2003	10.0000	10.6590	7,206

PIMCO Total Return Bond Portfolio - Level 6
2003	10.0000	10.6361	62,336

PIMCO Total Return Bond Portfolio - Level 7
2003	10.0000	9.9695	154,024

PIMCO Real Return Bond Portfolio - Level 2
2003	10.5280	11.2482	213,624
2002	10.0000	10.5280	8,089

PIMCO Real Return Bond Portfolio - Level 3
2003	10.5258	11.2402	7,550
2002	10.0000	10.5258	969

PIMCO Real Return Bond Portfolio - Level 4
2003	10.5193	11.2160	78,629
2002	10.0000	10.5193	11,540

PIMCO Real Return Bond Portfolio - Level 5
2003	10.0000	11.2079	4,237

PIMCO Real Return Bond Portfolio - Level 6
2003	10.0000	11.1838	14,946

PIMCO Real Return Bond Portfolio - Level 7
2003	10.0000	0	0

Sun Capital Real Estate Fund - Level 2
2003	10.0706	13.4377	141,480
2002	10.0000	10.0706	6,680

Sun Capital Real Estate Fund - Level 3
2003	0	13.4282	4,048
2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 4
2003	10.0623	13.3993	207,217
2002	10.0000	10.0623	5,281

Sun Capital Real Estate Fund - Level 5
2003	10.0000	13.3897	1,028

Sun Capital Real Estate Fund - Level 6
2003	10.0000	13.3609	30,934

Sun Capital Real Estate Fund - Level 7
2003	10.0000	12.1569	66,005


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values

(Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:
		1.	Consolidated Statements of Income, Years Ended December 31, 2003, 2002 and 2001;
		2.	Consolidated Balance Sheets, December 31, 2003 and 2002,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2003, 2002 and 2001;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2003, 2002 and 2001;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2003;
		2.	Statement of Operations, Year Ended December 31, 2003;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2003 and December 31, 2002;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)

Form of Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(4)(b)

Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated by reference to Exhibit 4(b) to Registrant's Registration Statement on Form N-4, File No. 333-74844, filed on December 10, 2001);

(4)(c)

Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(5)(a)

Form of Application to be used with Contract filed as Exhibit 4(a) (Filed as Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(5)(b)

Form of Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Filed as Exhibit 5(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

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(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);
(7)	Not Applicable;

(8)(a)

Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(b)(i)

Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(b)(ii)

Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(b)(iii)

Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(c)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(d)

Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)

Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(f)

Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(g)

Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(h)(i)

Form of Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 File No. 333-13087, filed January 1, 1997.)

(8)(h)(ii)

Form of Amendment No. 1 dated May 1, 2001 to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(i)

Form of Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(j)	Form of Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (To be Filed by Amendment)

(8)(k)	Form of Participation Agreement (Incorporated by reference to Exhibit 8(k) to Registrant's Registration Statement on Form N-4, File No. 333-74844, filed on December 10, 2001);
(8)(l)

Participation Agreement Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004.)

(8)(m)

Participation Agreement Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004.)

(8)(n)

Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Sun Life Assurance Company of Canada (U.S.) (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004.)

(9)	Opinion of Counsel (Incorporated by reference to Exhibit 9 to Registrant's Registration Statement on Form N-4, File No. 333-74844, filed on December 10, 2001);

(10)(a)	Consent of Independent Auditors*;

(10)(b)	Representation of Counsel pursuant to Rule 485(b)*;

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2003, filed on March 29, 2004);

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;
(15)(a)	Powers of Attorney (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(16)	Organizational Chart (Incorporated by reference to Exhibit 13 to the Registration Statement of Keyport Variable Account A on Form N-4, File Nos. 333-114126, filed on April 1, 2004.)


* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal	Positions and Offices
Business Address*	With Depositor

James C. Baillie	Director
Torys LLP
Suite 300, Maritime Life Tower
Toronto, Ontario Canada MSK 1N2

Paul W. Derksen	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

C. James Prieur	Chairman and Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Robert C. Salipante	President and Director
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

William W. Stinson	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Gary Corsi	Vice President and Chief Financial Officer
One Sun Life Executive Park	and Treasurer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel
One Sun Life Executive Park	and Secretary
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources and
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial
One Sun Life Executive Park	U.S. Operations
Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.


The Organization Chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed April 1, 2004.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS


As of April 2, 2004, there were 2,777qualified and 2,810non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.


Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS


(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.
Name and Principal	Position and Offices
Business Address	with Underwriter

Imants Sakson	President
James M.A. Anderson	Director
Gary Corsi	Director
Ellen B. King	Clerk
George E. Madden	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer


(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 22st day of April, 2004.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President and Director

*By:	/s/ EDWARD M. SHEA
Edward M. Shea
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	April 23, 2004
Robert C. Salipante	(Principal Executive Officer)

/s/ GARY CORSI*	Vice President & Chief Financial	April 23, 2004
Gary Corsi	Officer
(Principal Financial and Accounting Officer)

*By: /s/ EDWARD M. SHEA	Attorney-in-Fact for:	April 23, 2004
Edward M. Shea	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
Paul W. Derksen
James A. McNulty, III, Director
David K. Stevenson
William W. Stinson, Director
Robert C. Salipante, President and Director
Gary Corsi, Vice President & Chief Financial Officer

*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-112506) filed on or about February 5, 2004.

EXHIBIT INDEX

(10)(a)	Consent of Auditors

(10)(b)	Representation of Counsel